UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07121

Putnam Asset Allocation Funds

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Dynamic Asset Allocation Growth Fund
Class A [PAEAX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$47	0.94%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$3,780,792,033
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,355
Portfolio Turnover Rate	42%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Growth Fund	PAGE 1	38952-STSA-0526

Putnam Dynamic Asset Allocation Growth Fund
Class C [PAECX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$85	1.69%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$3,780,792,033
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,355
Portfolio Turnover Rate	42%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Growth Fund	PAGE 1	38952-STSC-0526

Putnam Dynamic Asset Allocation Growth Fund
Class P
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class P	$30	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$3,780,792,033
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,355
Portfolio Turnover Rate	42%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Growth Fund	PAGE 1	38952-STSP-0526

Putnam Dynamic Asset Allocation Growth Fund
Class R [PASRX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$60	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$3,780,792,033
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,355
Portfolio Turnover Rate	42%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Growth Fund	PAGE 1	38952-STSR-0526

Putnam Dynamic Asset Allocation Growth Fund
Class R5 [PADEX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5	$37	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$3,780,792,033
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,355
Portfolio Turnover Rate	42%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Growth Fund	PAGE 1	38952-STSR5-0526

Putnam Dynamic Asset Allocation Growth Fund
Class R6 [PAEEX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$33	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$3,780,792,033
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,355
Portfolio Turnover Rate	42%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Growth Fund	PAGE 1	38952-STSR6-0526

Putnam Dynamic Asset Allocation Growth Fund
Class Y [PAGYX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$35	0.69%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$3,780,792,033
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,355
Portfolio Turnover Rate	42%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Growth Fund	PAGE 1	38952-STSY-0526

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
Dynamic Asset
Allocation Growth
Fund
Financial Statements and Other Important Information
Semi-Annual | March 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Consolidated Financial Highlights and Consolidated Schedule of Investments 2
Consolidated Financial Statements 84
Notes to Consolidated Financial Statements 89
Changes In and Disagreements with Accountants 109
Results of Meeting(s) of Shareholders 109
Remuneration Paid to Directors, Officers and Others 109
Board Approval of Management and Subadvisory Agreements 109

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025* 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.38 $21.58 $17.05 $14.82 $20.95 $16.98
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.27 0.29 0.26 0.19 0.15
Net realized and unrealized gains (losses) 0.17 2.67 4.99 2.24 (3.46) 3.91
Total from investment operations ........ 0.28 2.94 5.28 2.50 (3.27) 4.06
Less distributions from:
Net investment income .............. (0.38) (0.40) (0.42) (0.11) (0.33) (0.09)
Net realized gains ................. (1.09) (1.74) (0.33) (0.16) (2.53) —
Total distributions ................... (1.47) (2.14) (0.75) (0.27) (2.86) (0.09)
Net asset value, end of period .......... $21.19 $22.38 $21.58 $17.05 $14.82 $20.95
Total return
c
....................... 1.13% 15.13% 31.92% 17.03% (18.53)% 23.97%
Ratios to average net assets
d
Expenses
e
........................ 0.94%
f
0.98%
f
1.01% 1.05% 1.03% 1.02%
Net investment income ............... 1.02% 1.29% 1.49% 1.54% 1.08% 0.77%
Supplemental data
Net assets, end of period (000’s) ........ $1,882,874 $1,965,555 $1,840,311 $1,496,298 $1,352,591 $1,762,933
Portfolio turnover rate ................ 42% 100% 133% 191% 171% 168%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Growth Ltd. from July 7, 2025 through September 30, 2025. See Note 1(h).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025* 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.20 $19.67 $15.59 $13.57 $19.40 $15.77
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.10 0.13 0.12 0.05 —
c
Net realized and unrealized gains (losses) 0.15 2.42 4.57 2.06 (3.18) 3.63
Total from investment operations ........ 0.18 2.52 4.70 2.18 (3.13) 3.63
Less distributions from:
Net investment income .............. (0.23) (0.25) (0.29) — (0.17) —
Net realized gains ................. (1.09) (1.74) (0.33) (0.16) (2.53) —
Total distributions ................... (1.32) (1.99) (0.62) (0.16) (2.70) —
Net asset value, end of period .......... $19.06 $20.20 $19.67 $15.59 $13.57 $19.40
Total return
d
....................... 0.73% 14.26% 30.95% 16.17% (19.16)% 23.02%
Ratios to average net assets
e
Expenses
f
......................... 1.69%
g
1.73%
g
1.76% 1.80% 1.78% 1.77%
Net investment income ............... 0.26% 0.54% 0.73% 0.79% 0.32% 0.03%
Supplemental data
Net assets, end of period (000’s) ........ $109,700 $118,597 $135,914 $130,414 $144,712 $213,419
Portfolio turnover rate ................ 42% 100% 133% 191% 171% 168%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Growth Ltd. from July 7, 2025 through September 30, 2025. See Note 1(h ).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025* 2024 2023 2022 2021
Class P
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.82 $21.98 $17.34 $15.08 $21.29 $17.25
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.34 0.37 0.28 0.27 0.23
Net realized and unrealized gains (losses) 0.10 2.72 5.09 2.32 (3.54) 3.97
Total from investment operations ........ 0.33 3.06 5.46 2.60 (3.27) 4.20
Less distributions from:
Net investment income .............. (0.46) (0.48) (0.49) (0.18) (0.41) (0.16)
Net realized gains ................. (1.09) (1.74) (0.33) (0.16) (2.53) —
Total distributions ................... (1.55) (2.22) (0.82) (0.34) (2.94) (0.16)
Net asset value, end of period .......... $21.60 $22.82 $21.98 $17.34 $15.08 $21.29
Total return
c
....................... 1.30% 15.47% 32.48% 17.42% (18.29)% 24.45%
Ratios to average net assets
d
Expenses
e
........................ 0.59%
f
0.63%
f
0.64% 0.66% 0.65% 0.64%
Net investment income ............... 2.00% 1.65% 1.89% 1.69% 1.47% 1.16%
Supplemental data
Net assets, end of period (000’s) ........ $932,891 $84,031 $53,845 $25,378 $285,584 $323,609
Portfolio turnover rate ................ 42% 100% 133% 191% 171% 168%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Growth Ltd. from July 7, 2025 through September 30, 2025. See Note 1(h ).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025* 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.64 $20.93 $16.55 $14.39 $20.40 $16.52
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.21 0.23 0.21 0.14 0.10
Net realized and unrealized gains (losses) 0.16 2.58 4.86 2.17 (3.36) 3.81
Total from investment operations ........ 0.24 2.79 5.09 2.38 (3.22) 3.91
Less distributions from:
Net investment income .............. (0.35) (0.34) (0.38) (0.06) (0.26) (0.03)
Net realized gains ................. (1.09) (1.74) (0.33) (0.16) (2.53) —
Total distributions ................... (1.44) (2.08) (0.71) (0.22) (2.79) (0.03)
Net asset value, end of period .......... $20.44 $21.64 $20.93 $16.55 $14.39 $20.40
Total return
c
....................... 0.98% 14.82% 31.65% 16.69% (18.71)% 23.68%
Ratios to average net assets
d
Expenses
e
........................ 1.20%
f
1.23%
f
1.26% 1.30% 1.28% 1.27%
Net investment income ............... 0.79% 1.04% 1.23% 1.29% 0.80% 0.52%
Supplemental data
Net assets, end of period (000’s) ........ $19,104 $15,143 $13,549 $13,806 $14,349 $23,901
Portfolio turnover rate ................ 42% 100% 133% 191% 171% 168%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Growth Ltd. from July 7, 2025 through September 30, 2025. See Note 1(h ).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025* 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.63 $22.69 $17.46 $15.04 $21.22 $17.20
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.33 0.36 0.25 0.24 0.21
Net realized and unrealized gains (losses) 0.18 2.81 5.20 2.33 (3.51) 3.94
Total from investment operations ........ 0.33 3.14 5.56 2.58 (3.27) 4.15
Less distributions from:
Net investment income .............. (0.44) (0.46) — — (0.38) (0.13)
Net realized gains ................. (1.09) (1.74) (0.33) (0.16) (2.53) —
Total distributions ................... (1.53) (2.20) (0.33) (0.16) (2.91) (0.13)
Net asset value, end of period .......... $22.43 $23.63 $22.69 $17.46 $15.04 $21.22
Total return
c
....................... 1.26% 15.35% 32.26% 17.26% (18.32)% 24.24%
Ratios to average net assets
d
Expenses
e
........................ 0.74%
f
0.77%
f
0.78% 0.80% 0.79% 0.78%
Net investment income ............... 1.26% 1.50% 1.71% 1.59% 1.32% 1.02%
Supplemental data
Net assets, end of period (000’s) ........ $93 $67 $13 $4 $11,893 $15,534
Portfolio turnover rate ................ 42% 100% 133% 191% 171% 168%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Growth Ltd. from July 7, 2025 through September 30, 2025. See Note 1(h ).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025* 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.85 $22.00 $17.36 $15.09 $21.29 $17.25
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.34 0.35 0.32 0.26 0.23
Net realized and unrealized gains (losses) 0.17 2.72 5.10 2.28 (3.53) 3.96
Total from investment operations ........ 0.32 3.06 5.45 2.60 (3.27) 4.19
Less distributions from:
Net investment income .............. (0.45) (0.47) (0.48) (0.17) (0.40) (0.15)
Net realized gains ................. (1.09) (1.74) (0.33) (0.16) (2.53) —
Total distributions ................... (1.54) (2.21) (0.81) (0.33) (2.93) (0.15)
Net asset value, end of period .......... $21.63 $22.85 $22.00 $17.36 $15.09 $21.29
Total return
c
....................... 1.26% 15.45% 32.41% 17.42% (18.27)% 24.41%
Ratios to average net assets
d
Expenses
e
........................ 0.65%
f
0.67%
f
0.68% 0.70% 0.69% 0.68%
Net investment income ............... 1.32% 1.61% 1.81% 1.89% 1.42% 1.12%
Supplemental data
Net assets, end of period (000’s) ........ $391,497 $387,783 $362,208 $314,891 $280,296 $390,780
Portfolio turnover rate ................ 42% 100% 133% 191% 171% 168%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Growth Ltd. from July 7, 2025 through September 30, 2025. See Note 1(h ).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025* 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.80 $21.95 $17.32 $15.06 $21.24 $17.21
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.32 0.34 0.30 0.24 0.21
Net realized and unrealized gains (losses) 0.17 2.72 5.08 2.27 (3.51) 3.95
Total from investment operations ........ 0.31 3.04 5.42 2.57 (3.27) 4.16
Less distributions from:
Net investment income .............. (0.44) (0.45) (0.46) (0.15) (0.38) (0.13)
Net realized gains ................. (1.09) (1.74) (0.33) (0.16) (2.53) —
Total distributions ................... (1.53) (2.19) (0.79) (0.31) (2.91) (0.13)
Net asset value, end of period .......... $21.58 $22.80 $21.95 $17.32 $15.06 $21.24
Total return
c
....................... 1.23% 15.41% 32.28% 17.26% (18.29)% 24.27%
Ratios to average net assets
d
Expenses
e
........................ 0.69%
f
0.73%
f
0.76% 0.80% 0.78% 0.77%
Net investment income ............... 1.28% 1.54% 1.75% 1.80% 1.32% 1.03%
Supplemental data
Net assets, end of period (000’s) ........ $444,634 $401,604 $291,993 $198,604 $221,391 $301,154
Portfolio turnover rate ................ 42% 100% 133% 191% 171% 168%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Growth Ltd. from July 7, 2025 through September 30, 2025. See Note 1(h ).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited), March 31, 2026
Putnam Dynamic Asset Allocation Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 79.4%
Aerospace & Defense 2.0%
a
AeroVironment, Inc. ................................. United States 304 $ 55,647
Airbus SE ......................................... France 43,448 8,214,842
a
Astronics Corp. ..................................... United States 8,735 582,887
a
Boeing Co. (The) ................................... United States 5,344 1,063,616
Curtiss-Wright Corp. ................................. United States 1,812 1,234,189
Embraer SA ....................................... Brazil 56,500 839,344
a
Firefly Aerospace, Inc. ................................ United States 17,184 489,228
General Dynamics Corp. .............................. United States 11,212 3,848,183
General Electric Co. ................................. United States 48,383 13,729,644
Hanwha Aerospace Co. Ltd. ........................... South Korea 1,705 1,453,865
a
Kratos Defense & Security Solutions, Inc. ................. United States 1,831 129,104
Leonardo DRS, Inc. ................................. United States 26,514 1,180,403
Leonardo SpA ...................................... Italy 7,320 497,902
Lockheed Martin Corp. ............................... United States 27,025 16,333,640
Melrose Industries plc ................................ United Kingdom 197,718 1,339,777
Moog, Inc., A ....................................... United States 658 192,557
Northrop Grumman Corp. ............................. United States 13,049 8,902,550
RTX Corp. ........................................ United States 48,111 9,280,612
Safran SA ......................................... France 14,383 4,706,539
Thales SA ......................................... France 9,813 2,877,615
TransDigm Group, Inc. ............................... United States 2,650 3,071,244
a
V2X, Inc. .......................................... United States 4,638 317,703
80,341,091
Air Freight & Logistics 0.3%
Expeditors International of Washington, Inc. ............... United States 8,686 1,244,096
FedEx Corp. ....................................... United States 29,770 10,603,479
Hub Group, Inc., A ................................... United States 9,336 336,469
United Parcel Service, Inc., B .......................... United States 12,527 1,232,406
13,416,450
Automobile Components 0.2%
a
Adient plc ......................................... United States 14,125 285,466
Aisin Corp. ........................................ Japan 141,100 1,987,832
BorgWarner, Inc. .................................... United States 23,842 1,293,667
Dana, Inc. ......................................... United States 28,021 942,907
a
Gentherm, Inc. ..................................... United States 4,940 137,233
Sumitomo Electric Industries Ltd. ....................... Japan 12,400 704,569
Visteon Corp. ...................................... United States 8,015 730,247
6,081,921
Automobiles 1.5%
Ford Motor Co. ..................................... United States 101,644 1,172,972
General Motors Co. .................................. United States 164,680 12,268,660
Kia Corp. ......................................... South Korea 17,087 1,687,017
Mahindra & Mahindra Ltd. ............................. India 106,277 3,333,545
Subaru Corp. ...................................... Japan 41,500 668,623
a
Tesla, Inc. ......................................... United States 103,341 38,417,017
Toyota Motor Corp. .................................. Japan 38,000 789,919
58,337,753
Banks 5.2%
Abu Dhabi Islamic Bank PJSC ......................... United Arab
Emirates 317,999 1,829,545
AIB Group plc ...................................... Ireland 264,267 2,821,080
Al Rajhi Bank ...................................... Saudi Arabia 98,381 2,804,519
Amalgamated Financial Corp. .......................... United States 9,495 369,071
Ameris Bancorp .................................... United States 1,937 151,067

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Associated Banc-Corp. ............................... United States 5,582 $ 144,351
a
Axos Financial, Inc. .................................. United States 9,671 822,905
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 146,578 3,166,022
Banco de Sabadell SA ............................... Spain 203,124 727,650
Banco Santander SA ................................. Spain 559,687 6,274,493
Bank Central Asia Tbk. PT ............................ Indonesia 3,463,500 1,337,884
Bank Hapoalim BM .................................. Israel 119,178 2,798,896
Bank Leumi Le-Israel BM ............................. Israel 168,054 3,758,166
Bank of America Corp. ............................... United States 282,940 13,793,325
Bank of China Ltd., H ................................ China 8,230,000 5,255,150
Bank of Hawaii Corp. ................................ United States 5,255 390,184
Bank of NT Butterfield & Son Ltd. (The) ................... United States 8,507 446,447
Banner Corp. ...................................... United States 2,344 142,234
Barclays plc ....................................... United Kingdom 798,194 4,177,335
BNP Paribas SA .................................... France 48,772 4,646,197
BOC Hong Kong Holdings Ltd. ......................... China 89,500 493,772
CaixaBank SA ...................................... Spain 33,476 401,299
Cathay General Bancorp .............................. United States 15,590 777,317
Central Pacific Financial Corp. ......................... United States 8,506 271,852
Citigroup, Inc. ...................................... United States 336,877 38,205,221
Citizens Financial Group, Inc. .......................... United States 20,480 1,228,186
Credit Agricole SA ................................... France 43,116 804,732
CTBC Financial Holding Co. Ltd. ........................ Taiwan 1,840,000 2,990,218
a
Customers Bancorp, Inc. .............................. United States 10,795 749,281
Danske Bank A/S ................................... Denmark 48,716 2,400,851
Enterprise Financial Services Corp. ...................... United States 7,421 401,550
Erste Group Bank AG ................................ Austria 48,107 5,196,772
Financial Institutions, Inc. ............................. United States 4,752 150,686
First Bancorp ...................................... United States 37,620 803,563
First Financial Corp. ................................. United States 2,368 149,658
First Horizon Corp. .................................. United States 54,143 1,232,295
First Merchants Corp. ................................ United States 1,714 66,383
Flushing Financial Corp. .............................. United States 15,639 240,215
Grupo Financiero Banorte SAB de CV, O .................. Mexico 200,665 2,225,531
Hancock Whitney Corp. ............................... United States 10,604 674,308
Hanmi Financial Corp. ................................ United States 9,084 239,454
Heritage Commerce Corp. ............................. United States 13,296 165,934
Hilltop Holdings, Inc. ................................. United States 16,270 582,791
Hope Bancorp, Inc. .................................. United States 19,303 215,615
HSBC Holdings plc, (GBP Traded) ...................... United Kingdom 489,935 8,046,003
HSBC Holdings plc, (HKD Traded) ...................... United Kingdom 69,600 1,137,915
ICICI Bank Ltd. ..................................... India 300,422 3,856,593
Independent Bank Corp. .............................. United States 5,606 186,680
Intesa Sanpaolo SpA ................................. Italy 362,135 2,190,151
JPMorgan Chase & Co. ............................... United States 23,670 6,962,767
KB Financial Group, Inc. .............................. South Korea 41,426 4,066,810
Lloyds Banking Group plc ............................. United Kingdom 3,542,773 4,391,038
Mercantile Bank Corp. ................................ United States 2,848 143,824
Metropolitan Bank Holding Corp. ........................ United States 2,011 167,496
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 442,300 7,489,879
National Bank Holdings Corp., A ........................ United States 13,460 527,094
National Bank of Greece SA ........................... Greece 332,764 5,140,500
NatWest Group plc .................................. United Kingdom 524,576 3,886,031
Northrim BanCorp, Inc. ............................... United States 6,305 144,258
Northwest Bancshares, Inc. ............................ United States 11,373 144,323
a
NU Holdings Ltd., A .................................. Brazil 66,947 962,028
OFG Bancorp ...................................... United States 10,176 411,721
Origin Bancorp, Inc. ................................. United States 3,912 162,192

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
OTP Bank Nyrt. ..................................... Hungary 24,202 $ 2,595,129
PNC Financial Services Group, Inc. (The) ................. United States 38,498 8,011,049
Popular, Inc. ....................................... United States 9,444 1,267,101
Preferred Bank ..................................... United States 1,770 160,521
Shore Bancshares, Inc. ............................... United States 7,943 148,375
Simmons First National Corp., A ........................ United States 17,622 342,748
SmartFinancial, Inc. ................................. United States 1,950 76,206
Southern Missouri Bancorp, Inc. ........................ United States 2,465 157,612
Sumitomo Mitsui Financial Group, Inc. .................... Japan 124,500 4,093,600
a
Third Coast Bancshares, Inc. .......................... United States 3,399 128,584
Towne Bank ....................................... United States 4,000 134,680
Trustmark Corp. .................................... United States 13,505 569,101
UniCredit SpA ...................................... Italy 54,916 3,939,883
United Community Banks, Inc. ......................... United States 4,669 147,027
Univest Financial Corp. ............................... United States 5,507 188,670
US Bancorp ....................................... United States 25,772 1,340,402
Valley National Bancorp .............................. United States 12,951 159,038
WaFd, Inc. ........................................ United States 4,394 137,972
Wells Fargo & Co. ................................... United States 17,731 1,411,565
Westamerica BanCorp ............................... United States 3,192 166,463
WSFS Financial Corp. ................................ United States 2,520 164,959
Zions Bancorp NA ................................... United States 22,157 1,276,686
193,158,679
Beverages 1.1%
a
Boston Beer Co., Inc. (The), A .......................... United States 5,319 1,225,498
Carlsberg A/S, B .................................... Denmark 32,656 4,056,998
Coca-Cola Co. (The) ................................. United States 168,473 12,812,372
Coca-Cola Consolidated, Inc. .......................... United States 6,043 1,158,685
Coca-Cola Europacific Partners plc ...................... United Kingdom 21,192 1,921,479
Coca-Cola HBC AG ................................. Italy 38,206 2,152,114
a
Monster Beverage Corp. .............................. United States 91,048 6,597,338
PepsiCo, Inc. ...................................... United States 43,378 6,736,170
36,660,654
Biotechnology 1.8%
AbbVie, Inc. ....................................... United States 62,210 13,530,053
a
ACADIA Pharmaceuticals, Inc. ......................... United States 32,638 726,522
a
ADMA Biologics, Inc. ................................. United States 8,579 77,297
a
Alkermes plc ....................................... United States 27,936 987,817
a
Alnylam Pharmaceuticals, Inc. .......................... United States 3,851 1,274,180
Amgen, Inc. ....................................... United States 3,343 1,176,235
a
Amicus Therapeutics, Inc. ............................. United States 10,637 153,811
a
AnaptysBio, Inc. .................................... United States 12,206 676,945
a
Arrowhead Pharmaceuticals, Inc. ....................... United States 18,576 1,164,715
a
Atrium Therapeutics, Inc. .............................. United States 203 2,714
a
BioCryst Pharmaceuticals, Inc. ......................... United States 93,036 885,703
a
Capricor Therapeutics, Inc. ............................ United States 6,278 190,851
a
Corvus Pharmaceuticals, Inc. .......................... United States 8,511 124,516
a
Enanta Pharmaceuticals, Inc. .......................... United States 12,057 152,280
a
Exelixis, Inc. ....................................... United States 128,429 5,508,320
a
Genmab A/S ....................................... Denmark 1,415 381,090
a
ImmunityBio, Inc. ................................... United States 101,346 777,324
a
Incyte Corp. ....................................... United States 84,605 7,963,023
a
Inhibrx Biosciences, Inc. .............................. United States 9,039 607,692
a
Insmed, Inc. ....................................... United States 8,813 1,441,102
a
Ironwood Pharmaceuticals, Inc., A ....................... United States 104,715 367,550
a
Kodiak Sciences, Inc. ................................ United States 5,877 224,031

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
Mineralys Therapeutics, Inc. ........................... United States 16,753 $ 453,839
a
Monte Rosa Therapeutics, Inc. ......................... United States 34,581 568,857
a
Natera, Inc. ........................................ United States 6,673 1,334,533
a
Neurocrine Biosciences, Inc. ........................... United States 17,430 2,296,228
a
Olema Pharmaceuticals, Inc. ........................... United States 8,790 131,059
a
Praxis Precision Medicines, Inc. ........................ United States 496 159,806
a
Precigen, Inc. ...................................... United States 142,911 553,066
a
Protagonist Therapeutics, Inc. .......................... United States 10,154 1,070,232
a
PTC Therapeutics, Inc. ............................... United States 2,074 141,302
a
Puma Biotechnology, Inc. ............................. United States 29,730 189,975
Regeneron Pharmaceuticals, Inc. ....................... United States 26,788 20,697,480
a
Rhythm Pharmaceuticals, Inc. .......................... United States 8,630 750,551
a
Rigel Pharmaceuticals, Inc. ............................ United States 5,021 135,768
a
Stoke Therapeutics, Inc. .............................. United States 20,855 679,039
a
Tango Therapeutics, Inc. .............................. United States 19,491 407,752
a
Travere Therapeutics, Inc. ............................. United States 23,266 691,233
a
Vertex Pharmaceuticals, Inc. ........................... United States 2,750 1,227,985
a
Zymeworks, Inc. .................................... United States 9,687 242,562
70,125,038
Broadline Retail 2.6%
Alibaba Group Holding Ltd. ............................ China 622,600 9,758,937
a
Amazon.com, Inc. ................................... United States 390,049 81,235,505
eBay, Inc. ......................................... United States 13,504 1,229,134
a
Etsy, Inc. .......................................... United States 22,676 1,133,346
Next plc .......................................... United Kingdom 4,446 751,147
Prosus NV ........................................ China 75,517 3,496,103
97,604,172
Building Products 0.4%
Allegion plc ........................................ United States 8,212 1,193,121
Apogee Enterprises, Inc. .............................. United States 4,114 137,984
Cie de Saint-Gobain SA .............................. France 39,785 3,293,977
a
Gibraltar Industries, Inc. .............................. United States 3,443 137,272
a
Janus International Group, Inc. ......................... United States 25,594 131,809
Johnson Controls International plc ....................... United States 26,394 3,456,294
a
Modine Manufacturing Co. ............................ United States 709 153,647
a
Resideo Technologies, Inc. ............................ United States 6,393 215,508
Trane Technologies plc ............................... United States 17,835 7,432,558
UFP Industries, Inc. .................................. United States 9,324 858,927
17,011,097
Capital Markets 3.1%
3i Group plc ....................................... United Kingdom 66,088 2,153,874
Affiliated Managers Group, Inc. ......................... United States 4,322 1,195,897
Ameriprise Financial, Inc. ............................. United States 2,624 1,166,106
Bank of New York Mellon Corp. (The) .................... United States 11,819 1,402,088
BlackRock, Inc. ..................................... United States 4,576 4,400,785
Charles Schwab Corp. (The) ........................... United States 96,199 9,040,782
CME Group, Inc. .................................... United States 26,482 7,821,459
Deutsche Bank AG .................................. Germany 74,717 2,223,584
b
Euronext NV, 144A , Reg S ............................ Netherlands 20,281 3,256,762
Goldman Sachs Group, Inc. (The) ....................... United States 29,631 25,067,530
b
HDFC Asset Management Co. Ltd., 144A, Reg S ........... India 73,533 1,718,299
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 59,200 2,986,522
Interactive Brokers Group, Inc., A ....................... United States 18,515 1,241,801
Invesco Ltd. ....................................... United States 52,174 1,267,306
Janus Henderson Group plc ........................... United States 24,046 1,235,243

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
Japan Exchange Group, Inc. ........................... Japan 122,300 $ 1,428,217
Korea Investment Holdings Co. Ltd. ..................... South Korea 6,893 961,661
Morgan Stanley ..................................... United States 8,260 1,359,348
Nasdaq, Inc. ....................................... United States 35,316 2,997,975
Nomura Holdings, Inc. ................................ Japan 367,200 2,891,347
Northern Trust Corp. ................................. United States 9,437 1,317,122
Raymond James Financial, Inc. ......................... United States 3,654 529,063
SBI Holdings, Inc. ................................... Japan 80,700 1,494,270
State Street Corp. ................................... United States 137,060 17,346,314
Stifel Financial Corp. ................................. United States 16,882 1,247,917
a
StoneX Group, Inc. .................................. United States 12,388 999,092
UBS Group AG ..................................... Switzerland 130,135 5,074,406
Virtu Financial, Inc., A ................................ United States 30,115 1,324,458
Virtus Investment Partners, Inc. ......................... United States 2,055 276,089
105,425,317
Chemicals 1.2%
Air Liquide SA ...................................... France 10,896 2,252,187
Asahi Kasei Corp. ................................... Japan 36,600 358,112
Avient Corp. ....................................... United States 5,890 213,807
a
Axalta Coating Systems Ltd. ........................... United States 43,359 1,201,044
Balchem Corp. ..................................... United States 3,860 654,193
Cabot Corp. ....................................... United States 2,302 173,364
CF Industries Holdings, Inc. ........................... United States 73,755 9,576,349
Corteva, Inc. ....................................... United States 98,351 8,232,962
DuPont de Nemours, Inc. ............................. United States 13,644 624,895
Eastman Chemical Co. ............................... United States 27,353 2,087,581
Ecolab, Inc. ........................................ United States 4,648 1,236,461
a
Ingevity Corp. ...................................... United States 2,948 209,986
Innospec, Inc. ...................................... United States 3,997 291,861
a
Intrepid Potash, Inc. ................................. United States 5,582 238,742
Linde plc .......................................... United States 10,686 5,297,691
Mativ Holdings, Inc. .................................. United States 15,833 137,747
Minerals Technologies, Inc. ............................ United States 9,173 650,549
NewMarket Corp. ................................... United States 1,926 1,234,470
NOF Corp. ........................................ Japan 49,100 980,125
a
Perimeter Solutions, Inc. .............................. United States 31,888 778,705
PPG Industries, Inc. ................................. United States 34,215 3,656,899
a
Rayonier Advanced Materials, Inc. ....................... United States 22,408 248,057
a
Sasol Ltd. ......................................... South Africa 38,302 505,211
Sherwin-Williams Co. (The) ............................ United States 14,420 4,622,331
Solstice Advanced Materials, Inc. ....................... United States 27,600 2,102,016
47,565,345
Commercial Services & Supplies 0.0%
†
Brink's Co. (The) .................................... United States 8,055 834,740
a
Cimpress plc ....................................... Ireland 2,008 146,584
a
CoreCivic, Inc. ..................................... United States 7,802 147,536
HNI Corp. ......................................... United States 3,376 112,725
a
OPENLANE, Inc. ................................... United States 5,568 162,307
Republic Services, Inc., A ............................. United States 5,346 1,170,881
Veralto Corp. ....................................... United States 12,371 1,093,844
3,668,617
Communications Equipment 1.1%
a
Arista Networks, Inc. ................................. United States 81,614 10,020,567
a
BK Technologies Corp. ............................... United States 2,032 151,648
a
Calix, Inc. ......................................... United States 8,655 424,008

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment (continued)
a
Ciena Corp. ....................................... United States 15,233 $ 5,913,908
Cisco Systems, Inc. ................................. United States 206,120 15,992,851
a
Extreme Networks, Inc. ............................... United States 56,085 845,762
a
NETGEAR, Inc. ..................................... United States 22,523 491,902
a
NetScout Systems, Inc. ............................... United States 5,981 190,136
Telefonaktiebolaget LM Ericsson, B ...................... Sweden 136,755 1,559,039
Ubiquiti, Inc. ....................................... United States 1,648 1,302,398
a
Viavi Solutions, Inc. .................................. United States 10,337 344,015
a
Vistance Networks, Inc. ............................... United States 8,000 145,600
37,381,834
Construction & Engineering 0.5%
ACS Actividades de Construccion y Servicios SA ............ Spain 29,834 3,638,416
Argan, Inc. ........................................ United States 2,211 1,204,221
Comfort Systems USA, Inc. ............................ United States 966 1,332,104
a
Dycom Industries, Inc. ................................ United States 572 193,805
Larsen & Toubro Ltd. ................................. India 67,057 2,493,028
a
NWPX Infrastructure, Inc. ............................. United States 1,885 146,766
Primoris Services Corp. ............................... United States 7,477 1,069,510
a
Sterling Infrastructure, Inc. ............................ United States 3,193 1,300,413
Tutor Perini Corp. ................................... United States 12,425 959,086
Vinci SA .......................................... France 30,981 4,650,225
16,987,574
Construction Materials 0.5%
CRH plc, (GBP Traded) ............................... United States 26,829 2,806,864
CRH plc, (USD Traded) ............................... United States 58,987 6,200,713
Holcim AG ........................................ United States 40,653 3,360,456
UltraTech Cement Ltd. ............................... India 15,565 1,777,818
Vulcan Materials Co. ................................. United States 17,949 4,887,513
19,033,364
Consumer Finance 0.6%
Ally Financial, Inc. ................................... United States 32,439 1,272,582
American Express Co. ............................... United States 4,102 1,240,773
Bread Financial Holdings, Inc. .......................... United States 12,069 903,847
Capital One Financial Corp. ........................... United States 72,876 13,294,769
a
Enova International, Inc. .............................. United States 5,194 705,501
a
LendingClub Corp. .................................. United States 54,930 786,598
PROG Holdings, Inc. ................................. United States 14,410 413,423
Synchrony Financial ................................. United States 18,523 1,259,934
19,877,427
Consumer Staples Distribution & Retail 1.5%
Andersons, Inc. (The) ................................ United States 2,755 197,754
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 31,068 3,057,713
Costco Wholesale Corp. .............................. United States 13,535 13,486,680
Dollar General Corp. ................................. United States 12,528 1,487,449
a
Dollar Tree, Inc. .................................... United States 12,227 1,338,979
Koninklijke Ahold Delhaize NV .......................... Netherlands 70,525 3,284,293
Kroger Co. (The) .................................... United States 67,593 4,891,029
a
Maplebear, Inc. ..................................... United States 50,839 1,904,429
Raia Drogasil SA .................................... Brazil 306,100 1,390,491
Target Corp. ....................................... United States 10,224 1,239,149
Tesco plc ......................................... United Kingdom 322,059 2,024,151
a
United Natural Foods, Inc. ............................. United States 5,348 240,981

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. ...................................... United States 97,615 $ 12,131,592
46,674,690
Containers & Packaging 0.1%
Avery Dennison Corp. ................................ United States 6,952 1,200,471
Ball Corp. ......................................... United States 59,311 3,505,873
Crown Holdings, Inc. ................................. United States 11,672 1,170,118
Greif, Inc., A ....................................... United States 2,242 150,371
a
O-I Glass, Inc. ...................................... United States 11,748 123,471
6,150,304
Distributors 0.0%
†
a
GigaCloud Technology, Inc., A .......................... United States 4,926 223,542
Gold.com, Inc. ..................................... United States 4,471 179,198
402,740
Diversified Consumer Services 0.0%
†
ADT, Inc. .......................................... United States 188,546 1,238,747
a
Coursera, Inc. ...................................... United States 114,881 668,607
a
Frontdoor, Inc. ..................................... United States 2,734 144,519
a
Laureate Education, Inc. .............................. United States 26,786 933,224
Perdoceo Education Corp. ............................ United States 4,728 175,929
a
TAL Education Group, ADR ............................ China 103,029 1,171,440
a
Udemy, Inc. ........................................ United States 66,008 304,957
4,637,423
Diversified REITs 0.0%
†
American Assets Trust, Inc. ............................ United States 8,020 147,648
Broadstone Net Lease, Inc. ............................ United States 8,419 153,815
301,463
Diversified Telecommunication Services 0.8%
a
Altice France SA .................................... France 3,054 51,979
AT&T, Inc. ......................................... United States 595,069 17,251,050
a
Bandwidth, Inc., A ................................... United States 12,130 216,157
Comcast Corp., A ................................... United States 98,866 2,838,443
Deutsche Telekom AG ................................ Germany 154,624 5,771,073
IDT Corp., B ....................................... United States 5,602 275,058
a
Lumen Technologies, Inc. ............................. United States 21,316 148,146
Telstra Group Ltd. ................................... Australia 609,164 2,248,795
Verizon Communications, Inc. .......................... United States 24,159 1,212,782
30,013,483
Electric Utilities 1.3%
American Electric Power Co., Inc. ....................... United States 9,366 1,227,695
Constellation Energy Corp. ............................ United States 16,800 4,691,400
Duke Energy Corp. .................................. United States 9,321 1,220,492
Edison International ................................. United States 22,526 1,648,453
Enel SpA ......................................... Italy 364,520 3,985,235
Eversource Energy .................................. United States 16,591 1,149,424
Exelon Corp. ....................................... United States 25,020 1,226,480
a
Hawaiian Electric Industries, Inc. ........................ United States 4,834 71,737
Iberdrola SA ....................................... Spain 219,649 5,028,681
Kansai Electric Power Co., Inc. (The) .................... Japan 177,900 2,957,779
Korea Electric Power Corp. ............................ South Korea 51,011 1,450,260
NextEra Energy, Inc. ................................. United States 127,593 11,850,838
NRG Energy, Inc. ................................... United States 35,594 5,201,707

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
a
Oklo, Inc., A ....................................... United States 2,326 $ 115,346
PG&E Corp. ....................................... United States 80,568 1,415,580
Portland General Electric Co. .......................... United States 6,784 357,992
PPL Corp. ......................................... United States 124,072 4,739,550
Southern Co. (The) .................................. United States 14,463 1,395,969
TXNM Energy, Inc. .................................. United States 2,465 144,104
Xcel Energy, Inc. .................................... United States 14,966 1,188,899
51,067,621
Electrical Equipment 1.8%
ABB Ltd. .......................................... Switzerland 108,655 8,834,517
Allient, Inc. ........................................ United States 6,241 368,781
AMETEK, Inc. ...................................... United States 5,745 1,231,498
Bizlink Holding, Inc. .................................. Taiwan 41,000 2,354,283
a
Bloom Energy Corp., A ............................... United States 15,210 2,060,803
Contemporary Amperex Technology Co. Ltd., A ............. China 25,700 1,520,568
EnerSys .......................................... United States 6,040 1,049,269
Fujikura Ltd. ....................................... Japan 16,200 445,533
GE Vernova T&D India Ltd. ............................ India 69,057 2,671,994
GE Vernova, Inc. .................................... United States 26,966 23,538,621
Harbin Electric Co. Ltd., H ............................. China 528,000 1,426,018
Mitsubishi Electric Corp. .............................. Japan 130,000 4,251,922
a
Nextpower, Inc., A ................................... United States 10,511 1,267,101
a
Nidec Corp. ....................................... Japan 134,700 1,710,450
a
Power Solutions International, Inc. ....................... United States 5,630 342,754
Prysmian SpA ...................................... Italy 14,364 1,696,260
Rockwell Automation, Inc. ............................. United States 3,389 1,216,244
Schneider Electric SE ................................ United States 12,509 3,407,221
Sieyuan Electric Co. Ltd., A ............................ China 52,100 1,540,911
Vertiv Holdings Co., A ................................ United States 36,776 9,215,330
a
Vicor Corp. ........................................ United States 2,924 470,764
70,620,842
Electronic Equipment, Instruments & Components 0.2%
Advanced Energy Industries, Inc. ....................... United States 4,014 1,295,358
a
Arlo Technologies, Inc. ............................... United States 26,625 378,874
a
Daktronics, Inc. ..................................... United States 3,453 67,506
Elite Material Co. Ltd. ................................ Taiwan 28,000 2,389,700
a
Fabrinet .......................................... Thailand 420 219,038
a
Insight Enterprises, Inc. ............................... United States 1,805 120,953
a
Itron, Inc. ......................................... United States 8,883 796,183
a
Kimball Electronics, Inc. .............................. United States 6,220 147,352
a
nLight, Inc. ........................................ United States 11,866 676,599
a
Ouster, Inc. ........................................ United States 25,593 470,143
a
Sanmina Corp. ..................................... United States 1,654 214,425
a
ScanSource, Inc. ................................... United States 3,945 143,203
a
TTM Technologies, Inc. ............................... United States 12,332 1,201,383
8,120,717
Energy Equipment & Services 0.6%
Baker Hughes Co., A ................................. United States 20,648 1,260,560
a
Forum Energy Technologies, Inc. ........................ United States 11,171 655,291
Halliburton Co. ..................................... United States 36,270 1,414,167
Kodiak Gas Services, Inc. ............................. United States 3,901 227,506
Liberty Energy, Inc., A ................................ United States 8,677 249,898
a
National Energy Services Reunited Corp. ................. United States 18,228 391,355
a
Oceaneering International, Inc. ......................... United States 24,502 869,086
a
Oil States International, Inc. ........................... United States 56,074 652,701

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services (continued)
Patterson-UTI Energy, Inc. ............................ United States 23,341 $ 252,783
a
ProPetro Holding Corp. ............................... United States 11,706 168,683
SLB Ltd. .......................................... United States 13,166 676,601
TechnipFMC plc .................................... United Kingdom 163,553 11,306,419
a
Transocean Ltd. .................................... United States 159,975 1,060,634
Weatherford International plc ........................... United States 13,602 1,286,477
20,472,161
Entertainment 1.2%
Cinemark Holdings, Inc. .............................. United States 9,338 266,320
a
Live Nation Entertainment, Inc. ......................... United States 28,076 4,281,871
a
Netflix, Inc. ........................................ United States 238,234 22,906,199
Nexon Co. Ltd. ..................................... Japan 25,000 470,917
Nintendo Co. Ltd. ................................... Japan 41,500 2,369,054
a
ROBLOX Corp., A ................................... United States 19,440 1,099,526
a
Spotify Technology SA ................................ United States 20,546 9,962,961
Universal Music Group NV ............................ Netherlands 127,871 2,482,081
Walt Disney Co. (The) ................................ United States 12,162 1,172,174
45,011,103
Financial Services 1.9%
a
Aditya Birla Capital Ltd. ............................... India 715,104 2,226,534
Apollo Global Management, Inc. ........................ United States 38,403 4,278,862
Banco Latinoamericano de Comercio Exterior SA, E ......... Panama 5,425 277,109
a
Berkshire Hathaway, Inc., B ............................ United States 5,940 2,846,448
Corebridge Financial, Inc. ............................. United States 48,717 1,162,388
Equitable Holdings, Inc. ............................... United States 134,265 4,982,574
Essent Group Ltd. ................................... United States 2,467 144,171
FirstRand Ltd. ...................................... South Africa 496,583 2,542,163
a
Fiserv, Inc. ........................................ United States 9,882 551,416
Investor AB, B ...................................... Sweden 121,460 4,600,266
Jackson Financial, Inc., A ............................. United States 9,918 1,048,531
Mastercard, Inc., A .................................. United States 74,902 37,425,533
MGIC Investment Corp. ............................... United States 46,502 1,220,678
a
NMI Holdings, Inc., A ................................. United States 12,083 453,233
Pagseguro Digital Ltd., A .............................. Brazil 77,268 774,225
a
Payoneer Global, Inc. ................................ United States 30,582 147,711
PayPal Holdings, Inc. ................................ United States 26,292 1,189,187
PennyMac Financial Services, Inc. ...................... United States 3,443 300,918
a
StoneCo Ltd., A ..................................... Brazil 40,269 568,598
Visa, Inc., A ........................................ United States 35,423 10,706,248
77,446,793
Food Products 0.4%
Ajinomoto Co., Inc. .................................. Japan 32,700 924,469
Archer-Daniels-Midland Co. ........................... United States 18,313 1,331,172
Associated British Foods plc ........................... United Kingdom 72,494 1,814,695
Calavo Growers, Inc. ................................. United States 5,701 147,029
Cal-Maine Foods, Inc. ................................ United States 8,456 669,292
Dole plc .......................................... United States 29,524 421,898
Indofood CBP Sukses Makmur Tbk. PT ................... Indonesia 1,991,800 861,688
Ingredion, Inc. ...................................... United States 11,166 1,257,962
Mondelez International, Inc., A .......................... United States 21,122 1,217,472
Nestle SA ......................................... United States 10,567 1,036,528
a
Seneca Foods Corp., A ............................... United States 1,843 278,514
a
Simply Good Foods Co. (The) .......................... United States 4,757 68,263
Tyson Foods, Inc., A ................................. United States 10,055 644,224

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
b
WH Group Ltd., 144A, Reg S .......................... Hong Kong 2,913,000 $ 3,828,955
14,502,161
Gas Utilities 0.1%
National Fuel Gas Co. ................................ United States 14,837 1,394,085
New Jersey Resources Corp. .......................... United States 15,225 836,157
Northwest Natural Holding Co. ......................... United States 2,989 159,075
Spire, Inc. ......................................... United States 1,874 169,672
Tokyo Gas Co. Ltd. .................................. Japan 28,300 1,332,819
3,891,808
Ground Transportation 0.4%
Canadian National Railway Co. ......................... Canada 18,344 1,888,070
Canadian Pacific Kansas City Ltd. ....................... Canada 42,886 3,373,413
CSX Corp. ........................................ United States 30,914 1,269,020
JB Hunt Transport Services, Inc. ........................ United States 7,385 1,564,881
a
Lyft, Inc., A ........................................ United States 93,207 1,239,653
Norfolk Southern Corp. ............................... United States 4,132 1,185,884
a
Uber Technologies, Inc. ............................... United States 16,437 1,182,313
Union Pacific Corp. .................................. United States 4,861 1,179,376
12,882,610
Health Care Equipment & Supplies 1.0%
Abbott Laboratories .................................. United States 11,272 1,157,296
a
AtriCure, Inc. ....................................... United States 4,894 139,626
a
Avanos Medical, Inc. ................................. United States 11,449 160,400
a
Axogen, Inc. ....................................... United States 15,094 500,064
Becton Dickinson & Co. ............................... United States 30,617 4,813,911
BioMerieux ........................................ France 3,797 405,648
a
Boston Scientific Corp. ............................... United States 117,992 7,403,998
a
Dexcom, Inc. ....................................... United States 20,707 1,300,400
a
Edwards Lifesciences Corp. ........................... United States 14,699 1,177,096
a
Glaukos Corp. ...................................... United States 4,806 517,414
a
Haemonetics Corp. .................................. United States 2,205 124,274
a
Hologic, Inc. ....................................... United States 16,215 1,225,692
Hoya Corp. ........................................ Japan 54,600 9,465,480
a
IDEXX Laboratories, Inc. .............................. United States 7,671 4,310,258
a
Insulet Corp. ....................................... United States 5,210 1,093,266
a
Intuitive Surgical, Inc. ................................ United States 13,013 5,998,863
a
Lantheus Holdings, Inc. ............................... United States 11,842 898,216
a
LivaNova plc ....................................... United States 9,217 585,833
Medtronic plc ...................................... United States 13,587 1,177,314
a
Novocure Ltd. ...................................... United States 58,041 632,647
Olympus Corp. ..................................... Japan 121,900 1,161,381
Stryker Corp. ...................................... United States 3,448 1,132,978
a
Varex Imaging Corp. ................................. United States 12,717 134,927
45,516,982
Health Care Providers & Services 0.6%
a
AMN Healthcare Services, Inc. ......................... United States 25,129 460,866
Apollo Hospitals Enterprise Ltd. ......................... India 32,539 2,570,645
Cardinal Health, Inc. ................................. United States 5,854 1,237,009
a
Castle Biosciences, Inc. .............................. United States 19,076 468,316
Cencora, Inc. ...................................... United States 3,746 1,176,768
Cigna Group (The) .................................. United States 4,456 1,188,638
a
Cross Country Healthcare, Inc. ......................... United States 7,250 68,150
CVS Health Corp. ................................... United States 15,849 1,138,275
Fresenius SE & Co. KGaA ............................. Germany 5,362 278,265

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
a
GeneDx Holdings Corp., A ............................. United States 1,607 $ 103,202
a
Guardant Health, Inc. ................................ United States 12,052 1,113,243
HCA Healthcare, Inc. ................................. United States 2,318 1,096,970
a
HealthEquity, Inc. ................................... United States 1,819 152,014
a
Hims & Hers Health, Inc. .............................. United States 6,085 126,325
McKesson Corp. .................................... United States 13,722 11,874,470
a
Omada Health, Inc. .................................. United States 9,450 118,786
Select Medical Holdings Corp. .......................... United States 9,359 152,458
a
Tenet Healthcare Corp. ............................... United States 5,212 983,557
UnitedHealth Group, Inc. .............................. United States 23,681 6,407,842
Universal Health Services, Inc., B ....................... United States 6,125 1,096,191
31,811,990
Health Care REITs 0.0%
†
American Healthcare REIT, Inc. ......................... United States 3,058 144,215
CareTrust REIT, Inc. ................................. United States 28,585 1,047,640
LTC Properties, Inc. ................................. United States 3,953 146,893
National Health Investors, Inc. .......................... United States 1,997 161,477
Omega Healthcare Investors, Inc. ....................... United States 25,897 1,134,807
Sabra Health Care REIT, Inc. .......................... United States 8,264 158,917
2,793,949
Health Care Technology 0.3%
a
Doximity, Inc., A .................................... United States 48,736 1,135,549
HealthStream, Inc. .................................. United States 6,734 139,461
a
Phreesia, Inc. ...................................... United States 41,632 348,876
a
Teladoc Health, Inc. ................................. United States 127,452 694,613
a
Veeva Systems, Inc., A ............................... United States 60,014 10,542,059
a
Waystar Holding Corp. ............................... United States 5,756 138,777
12,999,335
Hotel & Resort REITs 0.0%
†
Apple Hospitality REIT, Inc. ............................ United States 11,636 133,930
DiamondRock Hospitality Co. .......................... United States 16,842 157,810
Ryman Hospitality Properties, Inc. ....................... United States 6,825 629,743
Xenia Hotels & Resorts, Inc. ........................... United States 9,917 147,069
1,068,552
Hotels, Restaurants & Leisure 1.3%
a
Airbnb, Inc., A ...................................... United States 119,934 15,145,266
Aristocrat Leisure Ltd. ................................ Australia 76,040 2,416,951
Booking Holdings, Inc. ............................... United States 637 2,681,974
Brightstar Lottery plc ................................. United States 40,970 521,958
a
Brinker International, Inc. ............................. United States 6,671 952,419
Compass Group plc ................................. United Kingdom 153,870 4,293,116
a
DoorDash, Inc., A ................................... United States 6,893 1,034,984
Galaxy Entertainment Group Ltd. ....................... Macau 63,000 284,753
Golden Entertainment, Inc. ............................ United States 5,487 146,448
Hilton Worldwide Holdings, Inc. ......................... United States 34,096 10,367,912
Indian Hotels Co. Ltd. (The), A .......................... India 204,466 1,245,643
InterContinental Hotels Group plc ....................... United States 7,116 938,422
Las Vegas Sands Corp. ............................... United States 37,662 2,029,229
a
Life Time Group Holdings, Inc. ......................... United States 4,942 133,137
Monarch Casino & Resort, Inc. ......................... United States 1,718 164,241
Red Rock Resorts, Inc., A ............................. United States 2,668 142,364
Starbucks Corp. .................................... United States 40,774 3,652,943

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
a
Viking Holdings Ltd. ................................. United States 17,921 $ 1,316,835
47,468,595
Household Durables 0.4%
Garmin Ltd. ........................................ United States 6,191 1,436,374
a
Hovnanian Enterprises, Inc., A .......................... United States 1,345 149,174
KB Home ......................................... United States 2,503 129,530
a
M/I Homes, Inc. ..................................... United States 4,747 581,270
PulteGroup, Inc. .................................... United States 71,987 8,466,391
a
Sonos, Inc. ........................................ United States 56,203 753,120
Sony Group Corp. ................................... Japan 197,700 4,120,609
a
Taylor Morrison Home Corp., A ......................... United States 13,767 801,790
Toll Brothers, Inc. ................................... United States 8,362 1,141,162
a
Tri Pointe Homes, Inc. ................................ United States 19,392 906,188
18,485,608
Household Products 0.9%
Colgate-Palmolive Co. ............................... United States 167,417 14,268,951
Procter & Gamble Co. (The) ........................... United States 92,527 13,364,600
Reckitt Benckiser Group plc ........................... United Kingdom 40,503 2,723,436
Unilever Indonesia Tbk. PT ............................ Indonesia 12,006,700 1,300,303
31,657,290
Independent Power and Renewable Electricity Producers 0.3%
AES Corp. (The) .................................... United States 88,955 1,253,376
NTPC Ltd. ......................................... India 888,823 3,500,709
RWE AG .......................................... Germany 67,394 4,534,191
Vistra Corp. ........................................ United States 7,809 1,173,927
10,462,203
Industrial Conglomerates 0.6%
3M Co. ........................................... United States 8,050 1,169,102
CK Hutchison Holdings Ltd. ............................ United Kingdom 79,000 606,406
Hitachi Ltd. ........................................ Japan 128,800 3,778,411
Honeywell International, Inc. ........................... United States 49,353 11,155,259
Jardine Matheson Holdings Ltd. ........................ Indonesia 48,700 3,500,714
Sekisui Chemical Co. Ltd. ............................. Japan 47,600 799,140
Siemens AG ....................................... Germany 8,637 2,104,268
Smiths Group plc ................................... United Kingdom 32,494 991,594
24,104,894
Industrial REITs 0.2%
LXP Industrial Trust .................................. United States 3,002 138,873
Prologis, Inc. ....................................... United States 41,914 5,540,193
5,679,066
Insurance 2.0%
Aflac, Inc. ......................................... United States 11,210 1,229,849
AIA Group Ltd. ..................................... Hong Kong 314,000 3,488,957
Allianz SE ......................................... Germany 11,264 4,756,997
Allstate Corp. (The) .................................. United States 36,932 7,657,481
American International Group, Inc. ...................... United States 79,069 5,949,942
AXA SA ........................................... France 8,815 405,063
Axis Capital Holdings Ltd. ............................. United States 32,419 3,287,611
a
Brighthouse Financial, Inc. ............................ United States 20,864 1,249,336
China Pacific Insurance Group Co. Ltd., H ................. China 672,200 2,753,062
Chubb Ltd. ........................................ United States 3,959 1,290,357

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
CNO Financial Group, Inc. ............................ United States 18,355 $ 753,656
Daiichi Life Group, Inc. ............................... Japan 36,200 333,836
Everest Group Ltd. .................................. United States 3,683 1,203,789
Fidelis Insurance Holdings Ltd. ......................... United Kingdom 8,771 167,614
a
Genworth Financial, Inc., A ............................ United States 97,555 792,147
Globe Life, Inc. ..................................... United States 21,785 3,031,818
Hamilton Insurance Group Ltd., B ....................... United States 26,695 796,312
Hanover Insurance Group, Inc. (The) ..................... United States 6,955 1,205,649
a
Heritage Insurance Holdings, Inc. ....................... United States 22,753 597,266
Horace Mann Educators Corp. ......................... United States 3,372 143,917
MetLife, Inc. ....................................... United States 71,873 5,082,859
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 4,055 2,560,900
NN Group NV ...................................... Netherlands 50,350 3,932,129
Powszechny Zaklad Ubezpieczen SA .................... Poland 120,869 2,103,965
Primerica, Inc. ...................................... United States 4,730 1,184,770
Progressive Corp. (The) .............................. United States 6,004 1,190,233
Prudential Financial, Inc. .............................. United States 12,716 1,242,226
Prudential plc ...................................... Hong Kong 148,327 2,062,207
QBE Insurance Group Ltd. ............................ Australia 169,889 2,507,011
a
Rasan Information Technology Co. ...................... Saudi Arabia 59,401 2,155,524
Reinsurance Group of America, Inc. ..................... United States 6,183 1,262,321
RenaissanceRe Holdings Ltd. .......................... United States 4,602 1,367,852
a
SiriusPoint Ltd. ..................................... United States 17,760 382,550
Talanx AG ......................................... Germany 12,788 1,586,826
Travelers Cos., Inc. (The) ............................. United States 4,542 1,324,811
Unipol Assicurazioni SpA .............................. Italy 31,633 734,840
Universal Insurance Holdings, Inc. ....................... United States 7,690 262,690
Unum Group ....................................... United States 16,620 1,213,759
73,252,132
Interactive Media & Services 4.8%
Alphabet, Inc., A .................................... United States 268,553 77,225,101
Alphabet, Inc., C .................................... United States 99,436 28,524,211
a
Cargurus, Inc., A .................................... United States 19,757 672,726
a
EverQuote, Inc., A ................................... United States 22,002 339,271
a
fuboTV, Inc., A ...................................... United States 12,650 119,669
a
Grindr, Inc. ........................................ Singapore 11,992 144,983
LY Corp. .......................................... Japan 615,300 1,483,571
Meta Platforms, Inc., A ............................... United States 101,437 58,035,151
a
Nextdoor Holdings, Inc. ............................... United States 91,550 128,170
Tencent Holdings Ltd. ................................ China 185,811 11,719,542
178,392,395
IT Services 0.5%
Accenture plc, A .................................... United States 31,790 6,303,639
a
Fastly, Inc., A ...................................... United States 6,280 182,497
Fujitsu Ltd. ........................................ Japan 16,500 337,436
a
GoDaddy, Inc., A .................................... United States 13,145 1,086,697
NEC Corp. ........................................ Japan 62,600 1,557,682
a
Snowflake, Inc., A ................................... United States 25,641 3,867,176
VeriSign, Inc. ...................................... United States 5,045 1,252,976
14,588,103
Leisure Products 0.2%
Bandai Namco Holdings, Inc. .......................... Japan 111,800 2,758,152
Hasbro, Inc. ....................................... United States 15,578 1,458,101

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Leisure Products (continued)
Polaris, Inc. ........................................ United States 12,874 $ 701,633
4,917,886
Life Sciences Tools & Services 0.5%
a
10X Genomics, Inc., A ................................ United States 37,178 789,289
a
CryoPort, Inc. ...................................... United States 9,062 75,033
Lonza Group AG .................................... Switzerland 5,383 3,453,295
a
Medpace Holdings, Inc. ............................... United States 2,624 1,260,019
Mesa Laboratories, Inc. ............................... United States 5,486 485,072
Thermo Fisher Scientific, Inc. .......................... United States 17,242 8,474,960
a
Waters Corp. ...................................... United States 4,108 1,223,362
b
WuXi AppTec Co. Ltd., H, 144A, Reg S ................... China 161,080 2,467,012
18,228,042
Machinery 1.4%
Alamo Group, Inc. ................................... United States 804 132,636
Albany International Corp., A ........................... United States 3,090 161,329
Allison Transmission Holdings, Inc. ...................... United States 10,561 1,236,271
Atmus Filtration Technologies, Inc. ...................... United States 16,369 929,268
a
Blue Bird Corp. ..................................... United States 14,972 850,260
Caterpillar, Inc. ..................................... United States 34,494 24,437,619
a
Chart Industries, Inc. ................................. United States 1,035 213,986
Cummins, Inc. ...................................... United States 2,980 1,603,300
Deere & Co. ....................................... United States 2,095 1,180,114
Ebara Corp. ....................................... Japan 47,000 1,330,482
ESCO Technologies, Inc. .............................. United States 938 263,925
FANUC Corp. ...................................... Japan 5,000 174,285
Federal Signal Corp. ................................. United States 1,257 135,932
Franklin Electric Co., Inc. ............................. United States 1,464 134,937
GEA Group AG ..................................... Germany 22,739 1,630,789
Graco, Inc. ........................................ United States 14,554 1,231,996
Hyster-Yale, Inc. .................................... United States 4,219 137,160
Illinois Tool Works, Inc. ............................... United States 2,227 579,666
Ingersoll Rand, Inc. .................................. United States 56,040 4,489,925
Jiangsu Hengli Hydraulic Co. Ltd., A ..................... China 63,800 899,244
Kennametal, Inc. .................................... United States 4,981 179,964
Komatsu Ltd. ...................................... Japan 28,700 1,142,851
Lincoln Electric Holdings, Inc. .......................... United States 5,319 1,324,857
a
Microvast Holdings, Inc. .............................. United States 68,335 102,503
Minebea Mitsumi, Inc. ................................ Japan 103,500 1,718,627
Mueller Water Products, Inc., A ......................... United States 6,325 173,874
Otis Worldwide Corp. ................................ United States 64,915 5,003,648
PACCAR, Inc. ...................................... United States 10,254 1,184,337
Parker-Hannifin Corp. ................................ United States 1,230 1,101,145
Pentair plc ........................................ United States 13,398 1,167,100
a
Proto Labs, Inc. ..................................... United States 4,490 256,020
a
Samsung Heavy Industries Co. Ltd. ...................... South Korea 95,824 1,605,732
Schindler Holding AG ................................ Switzerland 6,199 2,041,906
a
SPX Technologies, Inc. ............................... United States 679 135,759
Tennant Co. ....................................... United States 2,262 150,197
Terex Corp. ........................................ United States 2,462 145,504
Watts Water Technologies, Inc., A ....................... United States 3,681 1,068,557
Worthington Enterprises, Inc. .......................... United States 2,967 154,699
Yangzijiang Shipbuilding Holdings Ltd. .................... China 922,700 2,740,780
63,151,184
Marine Transportation 0.0%
†
Matson, Inc. ....................................... United States 6,105 1,000,854

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Marine Transportation (continued)
SITC International Holdings Co. Ltd. ..................... China 337,000 $ 1,475,562
2,476,416
Media 0.2%
a
Charter Communications, Inc., A ........................ United States 10,339 2,231,983
a
Ibotta, Inc., A ....................................... United States 6,586 197,382
Informa plc ........................................ United Kingdom 58,074 583,279
a
Magnite, Inc. ....................................... United States 7,690 91,357
New York Times Co. (The), A ........................... United States 15,353 1,285,507
a
PubMatic, Inc., A .................................... United States 26,883 219,903
4,609,411
Metals & Mining 1.2%
a
Alpha Metallurgical Resources, Inc. ...................... United States 770 158,058
Anglogold Ashanti plc ................................ Australia 31,125 3,106,649
ArcelorMittal SA .................................... Luxembourg 17,799 923,083
BHP Group Ltd., (AUD Traded) ......................... Australia 274,624 9,936,589
BHP Group Ltd., (GBP Traded) ......................... Australia 10,672 386,814
a
Boliden AB ........................................ Sweden 15,094 791,255
a
Century Aluminum Co. ............................... United States 2,666 156,468
China Hongqiao Group Ltd. ............................ China 487,000 2,199,881
a
Coeur Mining, Inc. ................................... United States 29,970 562,537
Commercial Metals Co. ............................... United States 2,573 158,059
a
Constellium SE, A ................................... United States 34,739 853,885
Fortescue Ltd. ...................................... Australia 245,166 3,503,324
Freeport-McMoRan, Inc. .............................. United States 158,955 9,343,375
Glencore plc ....................................... Australia 1,030,282 7,803,226
Hecla Mining Co. ................................... United States 62,941 1,172,591
Norsk Hydro ASA ................................... Norway 82,294 877,122
Rio Tinto plc ....................................... Australia 39,735 3,686,364
SunCoke Energy, Inc. ................................ United States 24,330 158,388
Zijin Mining Group Co. Ltd., H .......................... China 446,000 2,006,330
47,783,998
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Chimera Investment Corp. ............................. United States 11,902 149,370
Ladder Capital Corp., A ............................... United States 13,551 132,393
MFA Financial, Inc. .................................. United States 16,053 153,788
Rithm Capital Corp. .................................. United States 127,977 1,213,222
1,648,773
Multi-Utilities 0.2%
Ameren Corp. ...................................... United States 11,075 1,217,364
Avista Corp. ....................................... United States 14,867 596,761
Black Hills Corp. .................................... United States 10,513 729,707
CMS Energy Corp. .................................. United States 16,006 1,241,745
Consolidated Edison, Inc. ............................. United States 11,000 1,244,980
DTE Energy Co. .................................... United States 8,227 1,202,952
Engie SA ......................................... France 94,495 3,045,334
Northwestern Energy Group, Inc. ....................... United States 2,292 151,134
Public Service Enterprise Group, Inc. .................... United States 15,482 1,253,268
WEC Energy Group, Inc. .............................. United States 10,668 1,235,034
11,918,279
Office REITs 0.1%
COPT Defense Properties ............................. United States 4,943 151,256
Empire State Realty Trust, Inc., A ....................... United States 26,595 138,294

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Office REITs (continued)
Vornado Realty Trust ................................. United States 95,221 $ 2,474,794
2,764,344
Oil, Gas & Consumable Fuels 3.2%
Antero Midstream Corp. .............................. United States 53,765 1,225,842
BP plc ............................................ United States 421,007 3,295,139
California Resources Corp. ............................ United States 3,148 217,905
Cheniere Energy, Inc. ................................ United States 51,348 14,570,508
Chevron Corp. ..................................... United States 7,868 1,627,889
ConocoPhillips ..................................... United States 55,225 7,289,700
Coterra Energy, Inc. ................................. United States 39,799 1,398,537
Delek US Holdings, Inc. .............................. United States 3,514 158,376
Devon Energy Corp. ................................. United States 27,764 1,397,084
DHT Holdings, Inc. .................................. United States 11,294 206,341
Dorian LPG Ltd. .................................... United States 5,665 193,743
ENEOS Holdings, Inc. ................................ Japan 288,500 2,599,424
Eni SpA .......................................... Italy 36,800 1,046,364
Equinor ASA ....................................... Norway 100,862 4,297,164
Exxon Mobil Corp. ................................... United States 106,782 18,116,634
Galp Energia SGPS SA, B ............................ Portugal 159,584 3,826,441
a
Gulfport Energy Corp. ................................ United States 771 163,120
HF Sinclair Corp. ................................... United States 24,727 1,542,718
Inpex Corp. ........................................ Japan 152,000 4,496,084
Kinder Morgan, Inc. .................................. United States 40,456 1,356,490
Marathon Petroleum Corp. ............................ United States 7,001 1,709,504
Murphy Oil Corp. .................................... United States 12,938 533,693
a
Par Pacific Holdings, Inc. ............................. United States 2,973 186,229
Peabody Energy Corp. ............................... United States 25,686 846,354
PetroChina Co. Ltd., H ............................... China 3,346,000 4,590,249
Repsol SA ......................................... Spain 45,453 1,279,432
Scorpio Tankers, Inc. ................................. Monaco 11,761 878,076
Shell plc, (EUR Traded) ............................... United States 210,055 9,822,407
Shell plc, (GBP Traded) ............................... United States 9,342 432,675
Teekay Corp. Ltd. ................................... United States 44,386 541,953
Teekay Tankers Ltd., A ............................... Canada 11,032 808,866
TotalEnergies SE ................................... France 77,635 7,124,885
Valero Energy Corp. ................................. United States 35,553 8,784,435
Williams Cos., Inc. (The) .............................. United States 20,444 1,487,914
World Kinect Corp. .................................. United States 6,000 138,420
108,190,595
Paper & Forest Products 0.0%
†
Sylvamo Corp. ..................................... United States 3,281 138,589
Passenger Airlines 0.6%
Delta Air Lines, Inc. .................................. United States 20,928 1,391,293
International Consolidated Airlines Group SA ............... United Kingdom 507,001 2,406,385
a
Joby Aviation, Inc. ................................... United States 49,544 409,233
Qantas Airways Ltd. ................................. Australia 413,751 2,430,478
Ryanair Holdings plc ................................. Italy 90,923 2,559,651
Ryanair Holdings plc, ADR ............................ Italy 25,794 1,490,893
a
SkyWest, Inc. ...................................... United States 9,627 884,047
Southwest Airlines Co. ............................... United States 191,764 7,204,573
a
Sun Country Airlines Holdings, Inc. ...................... United States 15,301 252,773
a
United Airlines Holdings, Inc. ........................... United States 12,650 1,164,686
20,194,012

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Personal Care Products 0.2%
APR Corp. ........................................ South Korea 7,253 $ 1,654,912
Unilever plc ........................................ United Kingdom 54,981 3,018,423
4,673,335
Pharmaceuticals 4.1%
a
Arvinas, Inc. ....................................... United States 54,732 580,159
AstraZeneca plc, (GBP Traded) ......................... United Kingdom 38,773 7,581,672
AstraZeneca plc, (USD Traded) ......................... United Kingdom 35,586 7,018,271
Bristol-Myers Squibb Co. .............................. United States 118,563 7,190,846
Chugai Pharmaceutical Co. Ltd. ........................ Japan 93,800 5,172,928
a
Corcept Therapeutics, Inc. ............................ United States 34,708 1,399,079
Daiichi Sankyo Co. Ltd. ............................... Japan 135,500 2,424,185
Eli Lilly & Co. ...................................... United States 40,494 37,245,166
Galderma Group AG ................................. Switzerland 28,288 5,559,548
GSK plc .......................................... United States 143,118 3,942,254
Ipsen SA .......................................... France 10,392 1,942,095
Johnson & Johnson ................................. United States 5,138 1,255,933
a
Maze Therapeutics, Inc. .............................. United States 15,106 450,914
Merck & Co., Inc. ................................... United States 175,985 21,169,236
Novartis AG ....................................... United States 79,107 12,142,484
Novo Nordisk A/S, ADR ............................... Denmark 79,691 2,928,644
Novo Nordisk A/S, B ................................. Denmark 89,705 3,282,709
Otsuka Holdings Co. Ltd. ............................. Japan 27,500 1,951,699
Pfizer, Inc. ......................................... United States 45,656 1,282,020
Roche Holding AG .................................. United States 17,221 6,872,743
Sanofi SA ......................................... United States 87,352 8,435,568
a
Supernus Pharmaceuticals, Inc. ........................ United States 13,973 722,264
140,550,417
Professional Services 0.2%
Automatic Data Processing, Inc. ........................ United States 6,884 1,398,691
Broadridge Financial Solutions, Inc. ...................... United States 6,272 1,019,075
a
IBEX Holdings Ltd. .................................. United States 5,728 153,625
Korn Ferry ........................................ United States 6,144 386,765
a
Legalzoom.com, Inc. ................................. United States 64,020 362,993
Leidos Holdings, Inc. ................................. United States 6,942 1,079,620
Maximus, Inc. ...................................... United States 1,943 124,546
a
Paylocity Holding Corp. ............................... United States 10,282 1,110,867
Recruit Holdings Co. Ltd. ............................. Japan 53,200 2,317,922
a
Upwork, Inc. ....................................... United States 63,449 695,401
Verisk Analytics, Inc., A ............................... United States 5,569 1,056,718
9,706,223
Real Estate Management & Development 0.4%
a
CBRE Group, Inc., A ................................. United States 38,296 5,187,576
a
Cushman & Wakefield Ltd. ............................ United States 122,099 1,496,934
Emaar Properties PJSC .............................. United Arab
Emirates 502,772 1,645,290
a
Jones Lang LaSalle, Inc. .............................. United States 4,127 1,255,929
Kennedy-Wilson Holdings, Inc. ......................... United States 14,753 159,627
9,745,356
Residential REITs 0.2%
Invitation Homes, Inc. ................................ United States 254,950 6,335,508
Mid-America Apartment Communities, Inc. ................ United States 9,068 1,107,384
Sun Communities, Inc. ............................... United States 9,034 1,137,923
8,580,815

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Retail REITs 0.2%
Alexander's, Inc. .................................... United States 616 $ 145,499
Brixmor Property Group, Inc. ........................... United States 41,071 1,182,845
CBL & Associates Properties, Inc. ....................... United States 5,603 215,323
Kite Realty Group Trust ............................... United States 6,795 166,817
Simon Property Group, Inc. ............................ United States 45,643 8,513,789
SITE Centers Corp. .................................. United States 54,891 296,411
Tanger, Inc. ........................................ United States 4,430 150,531
Urban Edge Properties ............................... United States 8,081 161,458
10,832,673
Semiconductors & Semiconductor Equipment 10.0%
a
Advanced Micro Devices, Inc. .......................... United States 36,057 7,335,076
Advantest Corp. .................................... Japan 7,100 979,847
a
Ambarella, Inc. ..................................... United States 15,075 775,986
Applied Materials, Inc. ................................ United States 5,260 1,797,815
ASML Holding NV ................................... Netherlands 13,170 17,512,895
Broadcom, Inc. ..................................... United States 165,908 51,350,185
a
CEVA, Inc. ........................................ United States 3,340 62,391
a
Cirrus Logic, Inc. .................................... United States 9,764 1,412,070
a
Credo Technology Group Holding Ltd. .................... United States 13,731 1,288,929
a
FormFactor, Inc. .................................... United States 1,725 167,308
a
Impinj, Inc. ........................................ United States 4,547 466,977
Infineon Technologies AG ............................. Germany 85,597 3,883,205
King Yuan Electronics Co. Ltd. ......................... Taiwan 336,000 2,874,209
a
Kioxia Holdings Corp. ................................ Japan 30,800 4,022,483
KLA Corp. ......................................... United States 919 1,353,145
Kulicke & Soffa Industries, Inc. ......................... Singapore 2,181 143,336
Lam Research Corp. ................................. United States 145,338 31,052,917
Marvell Technology, Inc. .............................. United States 54,699 5,417,936
a
MaxLinear, Inc., A ................................... United States 10,051 174,787
Micron Technology, Inc. ............................... United States 4,003 1,352,374
NAURA Technology Group Co. Ltd., A .................... China 35,625 2,342,816
a
Navitas Semiconductor Corp., A ........................ United States 16,453 144,293
NVIDIA Corp. ...................................... United States 940,413 164,008,027
QUALCOMM, Inc. ................................... United States 128,920 16,602,318
a
Rambus, Inc. ...................................... United States 11,339 975,494
a
Rigetti Computing, Inc. ............................... United States 4,204 59,024
SCREEN Holdings Co. Ltd. ............................ Japan 27,200 1,620,483
a
Semtech Corp. ..................................... United States 1,893 145,553
a
Silicon Laboratories, Inc. .............................. United States 704 146,538
SK Hynix, Inc. ...................................... South Korea 6,308 3,578,939
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 666,350 38,538,036
361,585,392
Software 4.0%
a
ACI Worldwide, Inc. .................................. United States 6,802 278,950
a
Adobe, Inc. ........................................ United States 62,702 15,241,602
a
Alarm.com Holdings, Inc. ............................. United States 2,940 126,979
a
Appian Corp., A ..................................... United States 5,175 124,769
a
Arteris, Inc. ........................................ United States 30,822 506,714
a
Atlassian Corp., A ................................... United States 14,768 1,007,916
a
Autodesk, Inc. ...................................... United States 32,022 7,666,067
a
Blend Labs, Inc., A .................................. United States 160,865 273,471
a
Cadence Design Systems, Inc. ......................... United States 26,770 7,438,580
a
Cerence, Inc. ...................................... United States 20,461 129,109
a
Commvault Systems, Inc. ............................. United States 5,316 414,063
a
Crowdstrike Holdings, Inc., A ........................... United States 2,764 1,079,093
a
Daily Journal Corp. .................................. United States 271 130,714

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
DocuSign, Inc., A ................................... United States 25,364 $ 1,202,507
a
Dropbox, Inc., A .................................... United States 48,053 1,091,764
a
Fortinet, Inc. ....................................... United States 8,114 663,076
InterDigital, Inc. ..................................... United States 3,113 940,126
Intuit, Inc. ......................................... United States 2,566 1,109,487
a
LiveRamp Holdings, Inc. .............................. United States 19,704 522,550
a
Manhattan Associates, Inc. ............................ United States 8,100 1,078,272
Microsoft Corp. ..................................... United States 267,006 98,837,611
a
Nice Ltd. .......................................... Israel 20,006 2,208,834
OneSpan, Inc. ...................................... United States 13,162 138,596
Oracle Corp. ....................................... United States 22,070 3,246,718
Oracle Corp. Japan .................................. Japan 7,300 395,899
a
PagerDuty, Inc. ..................................... United States 71,133 441,736
a
Palantir Technologies, Inc., A ........................... United States 25,471 3,725,898
Pegasystems, Inc. ................................... United States 26,142 1,112,604
a
Q2 Holdings, Inc. ................................... United States 3,438 162,617
a
Rapid7, Inc. ....................................... United States 35,203 193,969
RingCentral, Inc., A .................................. United States 29,391 1,093,051
a
Rubrik, Inc., A ...................................... United States 21,602 1,057,850
Salesforce, Inc. ..................................... United States 6,110 1,140,554
SAP SE .......................................... Germany 21,482 3,662,308
a
SEMrush Holdings, Inc., A ............................. United States 12,724 151,925
a
ServiceNow, Inc. .................................... United States 50,878 5,319,295
a
Teradata Corp. ..................................... United States 41,605 1,066,336
a
Weave Communications, Inc. .......................... United States 28,969 133,837
a
Workday, Inc., A .................................... United States 8,176 1,062,226
a
Workiva, Inc., A ..................................... United States 2,296 136,910
a
Zoom Communications, Inc., A ......................... United States 15,935 1,281,015
167,595,598
Specialized REITs 0.3%
American Tower Corp. ................................ United States 50,186 8,661,100
EPR Properties ..................................... United States 22,150 1,106,614
Farmland Partners, Inc. ............................... United States 13,268 149,000
Outfront Media, Inc. ................................. United States 32,621 864,457
Public Storage ..................................... United States 4,008 1,085,687
VICI Properties, Inc., A ............................... United States 127,854 3,492,971
15,359,829
Specialty Retail 0.3%
a
Abercrombie & Fitch Co., A ............................ United States 9,978 911,690
American Eagle Outfitters, Inc. ......................... United States 12,676 211,689
a
AutoZone, Inc. ..................................... United States 353 1,192,356
Avolta AG ......................................... Switzerland 8,061 483,308
Buckle, Inc. (The) ................................... United States 2,853 143,677
a
Chewy, Inc., A ...................................... United States 48,563 1,311,201
Fast Retailing Co. Ltd. ................................ Japan 3,500 1,382,872
Home Depot, Inc. (The) ............................... United States 3,315 1,090,270
a
O'Reilly Automotive, Inc. .............................. United States 12,977 1,197,907
Ross Stores, Inc. ................................... United States 7,943 1,720,692
a
Sally Beauty Holdings, Inc. ............................ United States 13,794 191,047
TJX Cos., Inc. (The) ................................. United States 18,048 2,882,266
a
Ulta Beauty, Inc. .................................... United States 1,911 998,899
a
Urban Outfitters, Inc. ................................. United States 3,332 211,082
a
Victoria's Secret & Co. ............................... United States 15,450 716,262
14,645,218

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc. ........................................ United States 546,966 $ 138,814,501
Asia Vital Components Co. Ltd. ......................... Taiwan 33,000 2,179,634
a
Everpure, Inc., A .................................... United States 20,278 1,197,213
a
IonQ, Inc. ......................................... United States 23,091 665,714
Samsung Electronics Co. Ltd. .......................... South Korea 150,873 17,646,316
a
Sandisk Corp. ...................................... United States 2,703 1,717,324
Seagate Technology Holdings plc ....................... United States 15,744 6,167,869
Wistron Corp. ...................................... Taiwan 287,000 1,141,288
169,529,859
Textiles, Apparel & Luxury Goods 0.1%
Asics Corp. ........................................ Japan 48,200 1,295,863
Carter's, Inc. ....................................... United States 17,004 608,063
G-III Apparel Group Ltd. .............................. United States 6,840 189,468
Hermes International SCA ............................. France 852 1,613,988
LVMH Moet Hennessy Louis Vuitton SE .................. France 402 219,753
Pandora A/S ....................................... Denmark 14,543 1,039,445
Tapestry, Inc. ...................................... United States 9,483 1,338,146
6,304,726
Tobacco 0.8%
British American Tobacco plc ........................... United Kingdom 95,230 5,528,942
Imperial Brands plc .................................. United Kingdom 88,685 3,595,983
Philip Morris International, Inc. ......................... United States 139,825 23,118,666
32,243,591
Trading Companies & Distributors 0.3%
AerCap Holdings NV ................................. Ireland 12,500 1,714,750
Bunzl plc .......................................... United Kingdom 11,200 337,181
McGrath RentCorp .................................. United States 1,573 173,470
Mitsubishi Corp. .................................... Japan 30,300 1,039,471
Mitsui & Co. Ltd. .................................... Japan 135,100 5,221,976
a
NPK International, Inc. ............................... United States 10,945 158,593
Sunbelt Rentals Holdings, Inc. .......................... United States 32,295 2,060,142
United Rentals, Inc. .................................. United States 5,796 4,222,734
14,928,317
Transportation Infrastructure 0.1%
b
Aena SME SA, 144A, Reg S ........................... Spain 31,042 915,655
International Container Terminal Services, Inc. .............. Philippines 296,490 3,361,410
4,277,065
Water Utilities 0.1%
American States Water Co. ............................ United States 2,029 153,433
California Water Service Group ......................... United States 3,170 143,728
Cia de Saneamento Basico do Estado de Sao Paulo SABESP .. Brazil 126,923 3,877,390
4,174,551
Wireless Telecommunication Services 0.7%
Bharti Airtel Ltd. .................................... India 187,201 3,557,454
Etihad Etisalat Co. .................................. Saudi Arabia 136,524 2,377,526
Far EasTone Telecommunications Co. Ltd. ................ Taiwan 591,000 1,707,034
KDDI Corp. ........................................ Japan 257,700 4,387,789
MTN Group Ltd. .................................... South Africa 111,001 1,296,121
TIM SA ........................................... Brazil 557,800 2,957,072
T-Mobile US, Inc. ................................... United States 29,215 6,136,026

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Wireless Telecommunication Services (continued)
Vodafone Group plc ................................. United Kingdom 2,075,684 $ 3,130,862
25,549,884
Total Common Stocks (Cost $2,068,507,619) ..................................
2,999,457,724
Management Investment Companies 0.3%
Capital Markets 0.3%
iShares Core MSCI Emerging Markets ETF ................ United States 120,284 8,389,809
iShares Russell 1000 Value ETF ........................ United States 19,491 4,164,642
12,554,451
Total Management Investment Companies (Cost $12,096,845) ..................
12,554,451
Convertible Preferred Stocks 0.0%
†
Aerospace & Defense 0.0%
†
Boeing Co. (The), 6% ................................ United States 3,818 247,712
Financial Services 0.0%
†
Apollo Global Management, Inc., 6.75% .................. United States 2,781 162,577
Software 0.0%
†
Oracle Corp., D, 6.5% ................................ United States 5,840 262,859
Total Convertible Preferred Stocks (Cost $620,353) ............................
673,148
Preferred Stocks 0.2%
Banks 0.1%
c
Itau Unibanco Holding SA, 7.84% ....................... Brazil 552,493 4,637,662
Technology Hardware, Storage & Peripherals 0.1%
c
Samsung Electronics Co. Ltd., 1.05% .................... South Korea 30,007 2,422,273
Total Preferred Stocks (Cost $5,139,997) .....................................
7,059,935
Rights
Rights 0.0%
†
Biotechnology 0.0%
†
a,d
Akero Therapeutics, Inc., CVR, 6/30/31 ................... United States 12,673 8,237
a,d
Blueprint Medicines Corp., CVR, 12/31/28 ................. United States 3,670 1,688
a,d
Icosavax, Inc., CVR, 2/19/31 ........................... United Kingdom 6,497 1,949
a,d,e
Pfizer, Inc., CVR, 3/31/32 ............................. United States 3,923 19,223
a,d
Sage Therapeutics, Inc., CVR, 12/31/30 .................. United States 39,811 7,166
38,263
Total Rights (Cost $38,328) .................................................
38,263
Principal
Amount
*
Convertible Bonds 0.0%
†
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 155,000 229,245
Energy Equipment & Services 0.0%
†
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 130,000 118,430

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Food Products 0.0%
†
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 195,000 $ 211,477
Oil, Gas & Consumable Fuels 0.0%
†
b
Crescent Energy Co. , Senior Note , 144A, 2.75% , 3/15/31 ..... United States 250,000 287,625
Software 0.0%
†
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 288,000 287,460
Total Convertible Bonds (Cost $1,077,893) ...................................
1,134,237
Corporate Bonds 6.7%
Aerospace & Defense 0.3%
ATI, Inc. ,
Senior Bond, 5.125%, 10/01/31 ....................... United States 65,000 64,282
Senior Note, 5.875%, 12/01/27 ....................... United States 355,000 355,171
Senior Note, 4.875%, 10/01/29 ....................... United States 85,000 83,931
Senior Note, 7.25%, 8/15/30 ......................... United States 265,000 274,978
b
Axon Enterprise, Inc. ,
Senior Note, 144A, 6.125%, 3/15/30 ................... United States 210,000 213,999
Senior Note, 144A, 6.25%, 3/15/33 .................... United States 245,000 250,290
b
BAE Systems plc ,
Senior Bond, 144A, 5.3%, 3/26/34 ..................... United Kingdom 325,000 332,988
Senior Note, 144A, 5.125%, 3/26/29 ................... United Kingdom 365,000 372,555
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 63,000 59,308
Senior Bond, 6.125%, 2/15/33 ........................ United States 70,000 74,460
Senior Bond, 6.875%, 3/15/39 ........................ United States 60,000 65,962
Senior Bond, 5.875%, 2/15/40 ........................ United States 175,000 175,908
Senior Bond, 3.375%, 6/15/46 ........................ United States 140,000 96,829
Senior Note, 2.7%, 2/01/27 .......................... United States 237,000 233,736
Senior Note, 6.259%, 5/01/27 ........................ United States 120,000 122,106
Senior Note, 6.298%, 5/01/29 ........................ United States 1,272,000 1,335,749
b
Bombardier, Inc. ,
Senior Bond, 144A, 7.45%, 5/01/34 .................... Canada 510,000 552,160
Senior Note, 144A, 7.5%, 2/01/29 ..................... Canada 45,000 46,759
Senior Note, 144A, 8.75%, 11/15/30 ................... Canada 235,000 250,226
Senior Note, 144A, 7%, 6/01/32 ...................... Canada 10,000 10,391
Senior Note, 144A, 6.75%, 6/15/33 .................... Canada 180,000 186,112
b
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 415,000 413,467
b
Honeywell Aerospace, Inc. , Senior Note , 144A, 4.3% , 3/16/31 .. United States 310,000 306,751
Howmet Aerospace, Inc. ,
Senior Bond, 6.75%, 1/15/28 ......................... United States 255,000 265,844
Senior Note, 3%, 1/15/29 ........................... United States 396,000 382,120
Senior Note, 4.85%, 10/15/31 ........................ United States 145,000 146,709
RTX Corp. ,
Senior Bond, 4.125%, 11/16/28 ....................... United States 445,000 443,234
Senior Bond, 5.15%, 2/27/33 ......................... United States 60,000 61,217
Senior Bond, 4.875%, 10/15/40 ....................... United States 65,000 61,920
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 910,000 910,895
b
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 225,000 230,691
Senior Secured Note, 144A, 7.125%, 12/01/31 ........... United States 55,000 56,837
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 160,000 163,379
Senior Secured Note, 144A, 6%, 1/15/33 ................ United States 635,000 635,352
Senior Secured Note, 144A, 6.25%, 1/31/34 ............. United States 80,000 80,948

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
b
TransDigm, Inc., (continued)
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 280,000 $ 283,879
9,601,143
Automobile Components 0.0%
†
b
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 440,000 456,680
b
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 240,000 242,071
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 330,000 294,930
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 560,000 547,095
b,f
IHO Verwaltungs GmbH ,
Senior Secured Note, 144A, PIK, 7.75%, 11/15/30 ......... Germany 200,000 203,454
Senior Secured Note, 144A, PIK, 8%, 11/15/32 ........... Germany 675,000 692,043
2,436,273
Automobiles 0.1%
b
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 29,000 30,443
Senior Note, 144A, 4.875%, 11/01/27 .................. United States 215,000 215,979
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 465,000 485,562
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 149,000 151,760
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 55,000 54,783
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 74,000 75,544
b
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 325,000 334,666
1,348,737
Banks 0.5%
b
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 4.988%
to 12/02/27, FRN thereafter , 12/03/28 ................... Netherlands 300,000 302,355
b
ANZ New Zealand Int'l Ltd. , Senior Bond , 144A, 3.45% , 7/17/27 New Zealand 200,000 198,371
b,g
Australia & New Zealand Banking Group Ltd. , Junior Sub. Bond ,
144A, 6.75% to 6/14/26, FRN thereafter , Perpetual ......... Australia 200,000 200,914
Banco Santander SA ,
Senior Non-Preferred Bond, 4.379%, 4/12/28 ............ Spain 200,000 199,376
Senior Non-Preferred Note, 1.722% to 9/13/26, FRN thereafter,
9/14/27 ......................................... Spain 200,000 197,469
Sub. Bond, 3.225% to 8/21/31, FRN thereafter, 11/22/32 .... Spain 800,000 718,392
Bank of America Corp. ,
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ... United States 190,000 175,671
Senior Note, 1.734% to 7/21/26, FRN thereafter, 7/22/27 .... United States 1,055,000 1,046,237
Sub. Bond, 6.11%, 1/29/37 .......................... United States 1,030,000 1,080,800
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 1,350,000 1,251,133
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 270,000 269,159
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 200,000 202,109
b
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 245,000 241,721
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 445,000 452,855
b
BNP Paribas SA , Sub. Bond , 144A, 4.375% , 5/12/26 ......... France 200,000 199,937
b
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 400,000 400,739
Senior Non-Preferred Note, 144A, 5.673% to 3/14/29, FRN
thereafter, 3/15/30 ................................. Spain 200,000 205,533

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Citigroup, Inc. ,
Senior Bond, 3.887% to 1/09/27, FRN thereafter, 1/10/28 ... United States 323,000 $ 321,488
Senior Bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28 ... United States 1,422,000 1,407,175
Senior Note, 4.503% to 9/10/30, FRN thereafter, 9/11/31 .... United States 470,000 464,769
Sub. Bond, 4.45%, 9/29/27 .......................... United States 430,000 430,113
Sub. Bond, 4.75%, 5/18/46 .......................... United States 240,000 202,336
b
Commonwealth Bank of Australia , Senior Bond , 144A, 3.15% ,
9/19/27 ......................................... Australia 580,000 572,527
b
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 410,000 408,418
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 649,000 665,571
Huntington Bancshares, Inc. , Sub. Bond , 2.487% to 8/14/31, FRN
thereafter , 8/15/36 ................................. United States 361,000 310,091
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 240,000 241,508
JPMorgan Chase & Co. ,
g
KK, Junior Sub. Bond, 3.65% to 5/31/26, FRN thereafter,
Perpetual ....................................... United States 44,000 43,823
h
W, Junior Sub. Bond, FRN, 4.914%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 116,000 102,197
Senior Note, 6.07% to 10/21/26, FRN thereafter, 10/22/27 ... United States 570,000 575,485
Sub. Bond, 3.625%, 12/01/27 ........................ United States 1,350,000 1,335,258
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ..... United States 700,000 652,405
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 743,000 769,622
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.159% to
4/23/30, FRN thereafter , 4/24/31 ...................... Japan 355,000 360,177
Morgan Stanley Bank NA , Senior Note , 5.016% to 1/11/28, FRN
thereafter , 1/12/29 ................................. United States 470,000 475,108
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 5.373% to 7/20/35, FRN thereafter, 7/21/36 ... United States 30,000 30,144
Sub. Bond, 4.626% to 6/05/32, FRN thereafter, 6/06/33 ..... United States 725,000 705,735
Toronto-Dominion Bank (The) , Sub. Bond , 3.625% to 9/14/26,
FRN thereafter , 9/15/31 ............................. Canada 435,000 432,532
h
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 250,000 248,004
Truist Financial Corp. , Senior Note , 5.435% to 1/23/29, FRN
thereafter , 1/24/30 ................................. United States 235,000 240,571
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 630,000 544,894
Wells Fargo & Co. ,
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 .... United States 1,935,000 1,777,227
Senior Note, 5.574% to 7/24/28, FRN thereafter, 7/25/29 .... United States 235,000 240,424
Westpac Banking Corp. , Sub. Bond , 2.963% , 11/16/40 .......
Australia 170,000 126,433
21,026,806
Biotechnology 0.1%
AbbVie, Inc. ,
Senior Note, 4.8%, 3/15/29 .......................... United States 355,000 360,752
Senior Note, 4.125%, 3/15/31 ........................ United States 155,000 152,784
Amgen, Inc. ,
Senior Bond, 4.663%, 6/15/51 ........................ United States 230,000 193,095
Senior Bond, 5.65%, 3/02/53 ......................... United States 51,000 49,429
Senior Bond, 5.75%, 3/02/63 ......................... United States 135,000 129,954
Senior Note, 5.15%, 3/02/28 ......................... United States 495,000 502,473
Senior Note, 5.25%, 3/02/30 ......................... United States 105,000 107,843

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology (continued)
b
Genmab A/S / Genmab Finance LLC ,
Senior Note, 144A, 7.25%, 12/15/33 ................... Denmark 390,000 $ 408,582
Senior Secured Note, 144A, 6.25%, 12/15/32 ............ Denmark 590,000 605,314
b
Grifols SA ,
Senior Note, Reg S, 3.875%, 10/15/28 ................. Spain 755,000 EUR 854,853
Senior Note, 144A, 4.75%, 10/15/28 ................... Spain 210,000 205,819
3,570,898
Broadline Retail 0.1%
Amazon.com, Inc. ,
Senior Bond, 2.1%, 5/12/31 .......................... United States 53,000 47,516
Senior Note, 3.15%, 8/22/27 ......................... United States 407,000 402,205
Senior Note, 4.1%, 11/20/30 ......................... United States 120,000 118,643
Senior Note, 4.25%, 3/13/31 ......................... United States 230,000 228,357
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 165,000 174,592
b
Match Group Holdings II LLC , Senior Note , 144A, 4.625% ,
6/01/28 ......................................... United States 226,000 221,088
b
Wayfair LLC ,
Senior Secured Note, 144A, 7.25%, 10/31/29 ............ United States 290,000 296,220
Senior Secured Note, 144A, 7.75%, 9/15/30 ............. United States 485,000 505,325
Senior Secured Note, 144A, 6.75%, 11/15/32 ............ United States 735,000 741,168
2,735,114
Building Products 0.0%
†
b
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , Reg S, 6.375% , 12/15/30 ....................... United States 100,000 EUR 118,018
b
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 35,000 34,733
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 145,000 144,656
Johnson Controls International plc , Senior Bond , 4.95% , 7/02/64
United States 250,000 211,291
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 285,000 273,138
b
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 685,000 695,106
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 275,000 283,793
b
Standard Building Solutions, Inc. ,
Senior Note, 144A, 6.5%, 8/15/32 ..................... United States 345,000 345,484
Senior Note, 144A, 6.25%, 8/01/33 .................... United States 315,000 311,760
b
Standard Industries, Inc. ,
Senior Bond, 144A, 4.375%, 7/15/30 ................... United States 380,000 358,406
Senior Bond, 144A, 3.375%, 1/15/31 ................... United States 90,000 80,731
2,857,116
Capital Markets 0.3%
Ares Capital Corp. ,
Senior Note, 2.15%, 7/15/26 ......................... United States 240,000 238,033
Senior Note, 7%, 1/15/27 ........................... United States 265,000 268,646
Senior Note, 2.875%, 6/15/27 ........................ United States 255,000 248,331
b
Aretec Group, Inc. , Senior Secured Note , 144A, 10% , 8/15/30 .. United States 90,000 95,707
b
Blackstone Holdings Finance Co. LLC , Senior Bond , 144A, 1.6% ,
3/30/31 ......................................... United States 120,000 103,162
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 133,000 129,713
Deutsche Bank AG , Senior Non-Preferred Note , 2.311% to
11/15/26, FRN thereafter , 11/16/27 ..................... Germany 150,000 147,971

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
b
Dresdner Funding Trust I , Junior Sub. Bond , 144A, 8.151% ,
6/30/31 ......................................... United States 100,000 $ 107,212
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 4.223% to 4/30/28, FRN thereafter, 5/01/29 ... United States 1,531,000 1,522,563
Senior Note, 4.153% to 10/20/28, FRN thereafter, 10/21/29 .. United States 487,000 482,514
Intercontinental Exchange, Inc. ,
Senior Bond, 1.85%, 9/15/32 ......................... United States 140,000 118,209
Senior Note, 4%, 9/15/27 ........................... United States 104,000 103,665
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note, 144A, 6.125%, 11/01/32 ........... United States 715,000 707,674
Senior Secured Note, 144A, 6.75%, 5/01/33 ............. United States 960,000 974,667
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 260,000 259,192
b
KKR Group Finance Co. III LLC , Senior Bond , 144A, 5.125% ,
6/01/44 ......................................... United States 160,000 141,381
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 239,000 250,543
Senior Note, 5.2%, 3/15/30 .......................... United States 247,000 248,932
Moody's Corp. ,
Senior Bond, 2%, 8/19/31 ........................... United States 520,000 458,132
Senior Bond, 5%, 8/05/34 ........................... United States 165,000 165,010
Morgan Stanley ,
Senior Bond, 3.772% to 1/23/28, FRN thereafter, 1/24/29 ... United States 1,365,000 1,347,081
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 475,000 480,360
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 120,000 121,116
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 110,000 108,182
Senior Note, 4.708% to 3/11/31, FRN thereafter, 3/12/32 .... United States 215,000 213,599
Sub. Bond, 3.95%, 4/23/27 .......................... United States 470,000 467,302
Sub. Bond, 5.297% to 4/19/32, FRN thereafter, 4/20/37 ..... United States 122,000 121,770
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 418,000 395,295
Nasdaq, Inc. ,
Senior Bond, 5.55%, 2/15/34 ......................... United States 35,000 36,017
Senior Note, 5.35%, 6/28/28 ......................... United States 97,000 99,029
S&P Global, Inc. ,
Senior Bond, 2.5%, 12/01/29 ......................... United States 20,000 18,787
Senior Bond, 1.25%, 8/15/30 ......................... United States 87,000 75,884
Senior Note, 2.45%, 3/01/27 ......................... United States 120,000 118,121
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 380,000 384,304
b
UBS Group AG ,
Senior Bond, 144A, 3.869% to 1/11/28, FRN thereafter, 1/12/29 Switzerland 285,000 281,796
Senior Note, 144A, 5.428% to 2/07/29, FRN thereafter, 2/08/30 Switzerland 385,000 393,385
11,433,285
Chemicals 0.0%
†
b
ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding
Corp. , Senior Secured Note , 144A, 9.75% , 3/01/33 ......... United States 460,000 443,288
b
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 120,000 120,939
Celanese US Holdings LLC , Senior Note , 1.4% , 8/05/26 ......
United States 170,000 167,673
b
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 65,000 64,710
CF Industries, Inc. , Senior Bond , 4.95% , 6/01/43 ............
United States 520,000 464,424
Ecolab, Inc. , Senior Bond , 2.7% , 11/01/26 .................
United States 750,000 744,287
b
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 365,000 355,613
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 270,000 174,085
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 950,000 978,594

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
b
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ................... United States 240,000 $ 239,001
Senior Secured Note, 144A, 4.875%, 5/01/28 ............ United States 310,000 306,647
b
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 490,000 483,646
4,542,907
Commercial Services & Supplies 0.1%
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 343,000 341,166
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 285,000 289,637
b
GFL Environmental, Inc. , Senior Note , 144A, 6.75% , 1/15/31 ... United States 90,000 93,247
b
Madison IAQ LLC , Senior Secured Note , 144A, 4.125% , 6/30/28 United States 145,000 141,709
b
Neptune Bidco US, Inc. ,
Senior Secured Note, 144A, 9.29%, 4/15/29 ............. United States 65,000 65,234
Senior Secured Note, 144A, 9.5%, 2/15/33 .............. United States 930,000 903,485
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 820,000 837,987
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 970,000 982,624
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 115,000 119,657
Waste Connections, Inc. ,
Senior Bond, 3.5%, 5/01/29 .......................... United States 265,000 260,214
Senior Bond, 3.2%, 6/01/32 .......................... United States 56,000 51,764
Senior Bond, 5%, 3/01/34 ........................... United States 115,000 115,802
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 403,000 409,958
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 420,000 425,775
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 120,000 123,645
5,161,904
Communications Equipment 0.0%
†
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 121,000 109,149
Senior Bond, 5.55%, 8/15/35 ......................... United States 365,000 373,306
Senior Note, 4.85%, 8/15/30 ......................... United States 138,000 139,028
b
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 545,000 539,255
1,160,738
Construction & Engineering 0.0%
†
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 130,000 133,304
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.65%, 7/21/27 ......................... Ireland 600,000 593,744
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 600,000 545,140
Senior Bond, 6.95% to 12/09/29, FRN thereafter, 3/10/55 ... Ireland 150,000 153,605
Senior Note, 4.875%, 4/01/28 ........................ Ireland 150,000 151,103
Ally Financial, Inc. ,
Senior Bond, 8%, 11/01/31 .......................... United States 562,000 624,152
Senior Note, 4.75%, 6/09/27 ......................... United States 250,000 250,539
Senior Note, 2.2%, 11/02/28 ......................... United States 200,000 188,384
American Express Co. ,
Senior Bond, 5.667% to 4/24/35, FRN thereafter, 4/25/36 ... United States 440,000 454,947
Senior Note, 5.098% to 2/15/27, FRN thereafter, 2/16/28 .... United States 265,000 266,477
b
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 495,000 507,346
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 235,000 233,482

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
Capital One Financial Corp. ,
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 150,000 $ 147,321
Sub. Bond, 2.359% to 7/28/31, FRN thereafter, 7/29/32 ..... United States 926,000 798,620
b
Encore Capital Group, Inc. ,
Senior Secured Note, 144A, 9.25%, 4/01/29 ............. United States 200,000 209,500
Senior Secured Note, 144A, 8.5%, 5/15/30 .............. United States 725,000 767,013
b
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 1,300,000 1,326,608
Ford Motor Credit Co. LLC , Senior Note , 4.125% , 8/17/27 .....
United States 200,000 197,471
b
Gabx Leasing LLC , Senior Note , 144A, 4.625% , 4/15/31 ...... United States 245,000 241,596
General Motors Financial Co., Inc. ,
Senior Note, 4.2%, 10/27/28 ......................... United States 95,000 94,044
Senior Note, 4.9%, 10/06/29 ......................... United States 254,000 255,329
b
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 370,000 388,489
Senior Note, 144A, 8.25%, 5/15/30 .................... United States 715,000 745,919
b
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% ,
3/17/30 ......................................... United Kingdom 430,000 428,006
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ....................... United States 115,000 110,982
Senior Note, 7.5%, 5/15/31 .......................... United States 280,000 281,673
Senior Note, 7.125%, 11/15/31 ....................... United States 475,000 471,044
Senior Note, 6.5%, 3/15/33 .......................... United States 210,000 200,936
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 570,000 575,909
11,209,379
Consumer Staples Distribution & Retail 0.0%
†
b
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 488,000 460,518
b
Alimentation Couche-Tard, Inc. ,
Senior Bond, 144A, 3.55%, 7/26/27 .................... Canada 240,000 237,326
Senior Bond, 144A, 2.95%, 1/25/30 .................... Canada 148,000 139,786
b
US Foods, Inc. ,
Senior Note, 144A, 7.25%, 1/15/32 .................... United States 315,000 326,346
Senior Note, 144A, 5.75%, 4/15/33 .................... United States 225,000 224,219
1,388,195
Containers & Packaging 0.0%
†
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 115,000 114,033
Berry Global, Inc. ,
Senior Secured Note, 1.65%, 1/15/27 .................. United States 166,000 162,564
Senior Secured Note, 5.5%, 4/15/28 ................... United States 14,000 14,284
b
Senior Secured Note, 144A, 4.875%, 7/15/26 ............ United States 12,000 12,001
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 500,000 473,667
b
Graphic Packaging International LLC ,
Senior Note, Reg S, 2.625%, 2/01/29 .................. United States 180,000 EUR 197,387
Senior Note, 144A, 3.5%, 3/01/29 ..................... United States 150,000 140,551
b
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/30 ................... United States 230,000 213,895
Senior Secured Note, 144A, 7.875%, 4/15/30 ............ United States 320,000 320,229
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 730,000 645,557
WestRock MWV LLC ,
Senior Bond, 8.2%, 1/15/30 .......................... United States 305,000 342,325

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
WestRock MWV LLC, (continued)
Senior Bond, 7.95%, 2/15/31 ......................... United States 106,000 $ 120,193
2,756,686
Distributors 0.0%
†
b
American Builders & Contractors Supply Co., Inc. ,
Senior Note, 144A, 3.875%, 11/15/29 .................. United States 265,000 251,412
Senior Secured Note, 144A, 4%, 1/15/28 ................ United States 180,000 176,747
428,159
Diversified Consumer Services 0.0%
†
Service Corp. International , Senior Bond , 3.375% , 8/15/30 ....
United States 65,000 60,010
Diversified REITs 0.0%
†
Equinix Asia Financing Corp. Pte. Ltd. , Senior Note , 4.4% ,
3/15/31 ......................................... United States 135,000 132,208
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 3.25% ,
1/15/32 ......................................... United States 175,000 156,171
VICI Properties LP ,
Senior Note, 4.75%, 2/15/28 ......................... United States 411,000 411,527
Senior Note, 5.125%, 11/15/31 ....................... United States 330,000 327,776
b
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 154,000 152,866
1,180,548
Diversified Telecommunication Services 0.3%
b
Altice France SA ,
Senior Secured Note, 144A, 6.875%, 10/15/30 ........... France 152,439 145,952
Senior Secured Note, 144A, 6.5%, 4/15/32 .............. France 152,439 144,572
Senior Secured Note, 144A, 6.875%, 7/15/32 ............ France 209,603 198,794
b
APLD ComputeCo 2 LLC , Senior Secured Note , 144A, 6.75% ,
3/15/31 ......................................... United States 645,000 640,704
b
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 810,000 835,274
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 ........................ United States 476,000 403,007
Senior Bond, 4.75%, 5/15/46 ......................... United States 547,000 460,041
Senior Bond, 3.55%, 9/15/55 ......................... United States 1,018,000 662,572
Senior Note, 4.1%, 2/15/28 .......................... United States 210,000 209,035
b
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 365,000 371,952
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 6/01/29 ................... United States 110,000 108,556
Senior Bond, 144A, 4.75%, 3/01/30 .................... United States 1,545,000 1,466,984
Senior Bond, 144A, 4.25%, 2/01/31 .................... United States 180,000 164,175
Senior Bond, 144A, 4.75%, 2/01/32 .................... United States 790,000 714,920
Senior Note, 144A, 7%, 2/01/33 ...................... United States 245,000 245,919
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 430,000 446,030
Comcast Corp. ,
Senior Bond, 2.35%, 1/15/27 ......................... United States 157,000 154,787
Senior Bond, 3.999%, 11/01/49 ....................... United States 130,000 94,357
Senior Bond, 3.45%, 2/01/50 ......................... United States 224,000 147,029
Senior Bond, 2.987%, 11/01/63 ....................... United States 107,000 56,729
Deutsche Telekom International Finance BV , Senior Bond , 8.75% ,
6/15/30 ......................................... Germany 195,000 224,025

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
b
Frontier Communications Holdings LLC , Senior Secured Note ,
144A, 8.75% , 5/15/30 ............................... United States 200,000 $ 205,368
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 271,000 286,586
b
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 485,000 479,707
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ......
Spain 520,000 430,509
Verizon Communications, Inc. ,
Senior Bond, 4.4%, 11/01/34 ......................... United States 335,000 319,060
Senior Bond, 5.401%, 7/02/37 ........................ United States 1,273,000 1,268,966
Senior Bond, 3.7%, 3/22/61 .......................... United States 487,000 324,930
Senior Note, 2.1%, 3/22/28 .......................... United States 216,000 207,486
b
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 200,000 177,526
b
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 585,000 618,529
12,214,081
Electric Utilities 0.4%
American Electric Power Co., Inc. , J , Senior Bond , 4.3% ,
12/01/28 ........................................ United States 510,000 508,933
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 95,000 85,165
b
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 735,000 718,591
Duke Energy Carolinas LLC , Senior Bond , 4.95% , 1/15/33 ....
United States 45,000 45,703
Duke Energy Corp. ,
Senior Bond, 3.15%, 8/15/27 ......................... United States 445,000 438,475
Senior Bond, 4.2%, 6/15/49 .......................... United States 350,000 266,859
Duke Energy Indiana LLC , Senior Bond , 6.45% , 4/01/39 ......
United States 80,000 87,207
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 191,000 187,722
b
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 495,000 486,363
Evergy Kansas Central, Inc. , Senior Bond , 5.7% , 3/15/53 .....
United States 110,000 108,312
b
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 330,000 333,325
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 50,000 50,828
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 140,000 134,960
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.45%, 3/15/35 ......................... United States 895,000 910,328
Senior Note, 5.05%, 3/15/30 ......................... United States 615,000 626,695
b
NRG Energy, Inc. ,
g
Junior Sub. Bond, 144A, 10.25% to 3/14/28, FRN thereafter,
Perpetual ....................................... United States 265,000 286,021
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 655,000 660,756
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 560,000 555,241
Senior Note, 144A, 3.375%, 2/15/29 ................... United States 380,000 360,431
Senior Secured Bond, 144A, 7%, 3/15/33 ............... United States 320,000 346,597
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond, 5.3%, 6/01/42 ................... United States 45,000 42,850
Senior Secured Bond, 3.75%, 4/01/45 .................. United States 405,000 311,963
Pacific Gas and Electric Co. ,
Senior Note, 2.1%, 8/01/27 .......................... United States 50,000 48,478
Senior Note, 6.1%, 1/15/29 .......................... United States 570,000 590,004
Senior Note, 5.55%, 5/15/29 ......................... United States 435,000 445,446

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
b
Palomino Funding Trust I , Senior Secured Note , 144A, 7.233% ,
5/17/28 ......................................... United States 355,000 $ 371,046
PG&E Corp. ,
Junior Sub. Bond, 7.375% to 3/14/30, FRN thereafter, 3/15/55 United States 180,000 181,304
Senior Secured Bond, 5.25%, 7/01/30 .................. United States 380,000 375,182
Public Service Electric and Gas Co. , Senior Bond , 5.5% , 3/01/40
United States 75,000 75,240
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 295,000 304,008
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 5%, 7/31/27 ...................... United States 150,000 149,541
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 515,000 503,067
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 330,000 345,827
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 185,000 191,574
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 212,000 208,450
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 105,000 108,018
Senior Secured Note, 144A, 5.05%, 12/30/26 ............ United States 85,000 85,302
Senior Secured Note, 144A, 4.7%, 1/31/31 .............. United States 120,000 118,136
Wisconsin Electric Power Co. ,
Senior Bond, 4.6%, 10/01/34 ......................... United States 183,000 180,350
Senior Note, 4.15%, 10/15/30 ........................ United States 245,000 241,805
12,076,103
Electrical Equipment 0.0%
†
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 220,000 EUR 239,950
b
Sensata Technologies BV , Senior Note , 144A, 5.875% , 9/01/30 . United States 260,000 260,633
500,583
Electronic Equipment, Instruments & Components 0.0%
†
Amphenol Corp. , Senior Note , 3.9% , 11/15/28 ..............
United States 135,000 134,026
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 365,000 347,734
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 545,000 523,859
1,005,619
Energy Equipment & Services 0.2%
b
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 505,000 500,358
b
Borr IHC Ltd. / Borr Finance LLC , Senior Secured Note , 144A,
10.375% , 11/15/30 ................................. Mexico 479,447 487,065
b
Kodiak Gas Services LLC ,
Senior Bond, 144A, 6.75%, 10/01/35 ................... United States 115,000 116,915
Senior Note, 144A, 7.25%, 2/15/29 .................... United States 275,000 285,068
Senior Note, 144A, 5.875%, 4/01/31 ................... United States 260,000 261,449
Senior Note, 144A, 6.5%, 10/01/33 .................... United States 550,000 556,321
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 140,000 145,938
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 46,154 47,460
Transocean International Ltd. ,
Senior Bond, 6.8%, 3/15/38 .......................... United States 380,000 365,329
b
Senior Note, 144A, 8.5%, 5/15/31 ..................... United States 340,000 356,801
b
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 409,500 427,155
b
Senior Secured Note, 144A, 7.875%, 10/15/32 ........... United States 465,000 497,173
b
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 ................... United States 146,000 148,887
Senior Note, 144A, 6.75%, 10/15/33 ................... United States 585,000 598,115
4,794,034

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment 0.1%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 795,000 $ 819,766
Discovery Global Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 ..
United States 255,000 168,633
b
Live Nation Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 5/15/27 .................................... United States 120,000 120,228
Netflix, Inc. ,
Senior Bond, 5.875%, 11/15/28 ....................... United States 155,000 161,289
b
Senior Bond, Reg S, 3.875%, 11/15/29 ................. United States 515,000 EUR 605,099
b
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 562,000 580,572
b,i
OAK-Eagle Acquireco, Inc. ,
Senior Note, 144A, 8.75%, 7/01/34 .................... United States 255,000 267,124
Senior Secured Note, 144A, 7.25%, 7/01/33 ............. United States 420,000 435,433
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 260,000 GBP 336,600
Walt Disney Co. (The) ,
Senior Bond, 7.75%, 12/01/45 ........................ United States 194,000 241,174
Senior Note, 2.2%, 1/13/28 .......................... United States 78,000 75,594
3,811,512
Financial Services 0.1%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 230,000 224,651
b
CrossCountry Intermediate HoldCo LLC ,
Senior Note, 144A, 6.5%, 10/01/30 .................... United States 335,000 319,720
Senior Note, 144A, 6.75%, 12/01/32 ................... United States 515,000 485,100
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 425,000 458,880
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 660,000 649,921
b
GGAM Finance Ltd. , Senior Note , 144A, 8% , 2/15/27 ........ Ireland 105,000 106,150
b
Neuberger Berman Group LLC / Neuberger Berman Finance
Corp. , Senior Bond , 144A, 4.875% , 4/15/45 .............. United States 155,000 132,586
b
Osaic Holdings, Inc. ,
Senior Note, 144A, 8%, 8/01/33 ...................... United States 520,000 513,769
Senior Secured Note, 144A, 6.75%, 8/01/32 ............. United States 380,000 380,329
b
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 330,000 337,379
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 975,000 941,734
b
Rocket Cos., Inc. ,
Senior Note, 144A, 6.125%, 8/01/30 ................... United States 355,000 358,495
Senior Note, 144A, 7.125%, 2/01/32 ................... United States 290,000 299,155
Senior Note, 144A, 6.375%, 8/01/33 ................... United States 515,000 521,177
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 100,000 EUR 109,257
5,838,303
Food Products 0.1%
Bunge Ltd. Finance Corp. , Senior Note , 3.2% , 4/21/31 .......
United States 62,000 57,902
b,f
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 114,601 116,706
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 290,000 296,701
b
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 435,000 424,548
b
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 385,000 389,332
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
Senior Bond, 5.5%, 1/15/36 .......................... United States 550,000 550,597
Senior Note, 3%, 2/02/29 ........................... United States 128,000 122,860

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
b
JDE Peet's NV , Senior Note , 144A, 1.375% , 1/15/27 ......... Netherlands 150,000 $ 146,318
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 14,000 11,900
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 62,000 69,935
Kraft Heinz Foods Co. ,
Senior Bond, 6.875%, 1/26/39 ........................ United States 65,000 70,329
Senior Bond, 4.625%, 10/01/39 ....................... United States 65,000 57,354
Senior Note, 3%, 6/01/26 ........................... United States 135,000 134,680
b
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 55,000 54,345
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 115,000 112,212
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 25,000 24,547
Senior Note, 144A, 4.6%, 3/01/28 ..................... United States 440,000 442,828
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 277,000 279,045
Senior Note, 144A, 5%, 3/01/32 ...................... United States 445,000 450,400
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 60,000 60,593
McCormick & Co., Inc. , Senior Note , 4.15% , 2/15/29 .........
United States 185,000 183,240
4,056,372
Gas Utilities 0.0%
†
Southern California Gas Co. , Senior Bond , 5.05% , 9/01/34 ....
United States 185,000 186,147
Ground Transportation 0.1%
b
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ................... United Kingdom 555,000 552,130
Senior Bond, 144A, 2.45%, 8/12/31 .................... United Kingdom 200,000 175,858
b
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 200,000 206,757
Canadian Pacific Railway Co. , Senior Note , 1.75% , 12/02/26 ...
Canada 645,000 635,125
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ..................
United States 240,000 198,290
b
ERAC USA Finance LLC , Senior Bond , 144A, 3.3% , 12/01/26 .. United States 129,000 128,220
b
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond, 144A, 3.4%, 11/15/26 .................... United States 113,000 112,203
Senior Note, 144A, 4.4%, 7/01/27 ..................... United States 145,000 144,557
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 325,000 329,330
b
SMBC Aviation Capital Finance DAC ,
Senior Bond, 144A, 5.7%, 7/25/33 ..................... Ireland 200,000 204,412
Senior Note, 144A, 5.3%, 4/03/29 ..................... Ireland 470,000 477,289
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 450,000 462,598
3,626,769
Health Care Equipment & Supplies 0.1%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 160,000 165,400
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc. ,
b,h
Senior Secured Note, 144A, FRN, 5.891%, (2 x 3-month
EURIBOR + 7.75%), 1/15/31 ......................... United States 200,000 EUR 231,830
Becton Dickinson & Co. , Senior Bond , 2.823% , 5/20/30 .......
United States 372,000 346,984
DH Europe Finance II SARL , Senior Bond , 3.4% , 11/15/49 ....
United States 155,000 108,889
GE HealthCare Technologies, Inc. ,
Senior Note, 5.65%, 11/15/27 ........................ United States 110,000 112,220
Senior Note, 4.15%, 12/15/28 ........................ United States 220,000 218,605
Senior Note, 4.8%, 8/14/29 .......................... United States 270,000 272,500
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 380,000 388,146

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies (continued)
b
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ................... United States 295,000 $ 292,580
Senior Secured Note, 144A, 3.875%, 4/01/29 ............ United States 770,000 745,300
2,882,454
Health Care Providers & Services 0.4%
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 5.25%, 5/15/30 ............. United States 710,000 669,617
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 355,000 381,309
Senior Secured Note, 144A, 9.75%, 1/15/34 ............. United States 385,000 400,061
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 395,000 408,870
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 440,000 453,758
Senior Bond, 1.875%, 2/28/31 ........................ United States 70,000 61,137
Senior Bond, 4.78%, 3/25/38 ......................... United States 140,000 129,091
Senior Note, 5.4%, 6/01/29 .......................... United States 120,000 122,866
Senior Note, 5%, 9/15/32 ........................... United States 152,000 152,184
b
DaVita, Inc. ,
Senior Note, 144A, 4.625%, 6/01/30 ................... United States 370,000 355,977
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 1,075,000 1,102,199
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 55,000 55,997
HCA, Inc. ,
Senior Bond, 4.5%, 2/15/27 .......................... United States 76,000 76,008
Senior Bond, 4.125%, 6/15/29 ........................ United States 118,000 116,395
Senior Note, 5.45%, 4/01/31 ......................... United States 400,000 410,086
Senior Note, 3.625%, 3/15/32 ........................ United States 410,000 381,139
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 250,000 255,005
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 215,000 216,148
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 1,075,000 1,042,413
Tenet Healthcare Corp. ,
b
Senior Note, 144A, 6%, 11/15/33 ...................... United States 620,000 627,834
Senior Secured Note, 6.125%, 6/15/30 ................. United States 345,000 347,675
UnitedHealth Group, Inc. ,
Senior Bond, 3.95%, 10/15/42 ........................ United States 245,000 198,734
Senior Note, 3.85%, 6/15/28 ......................... United States 740,000 735,108
8,699,611
Health Care REITs 0.0%
†
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 925,000 938,507
Health Care Technology 0.1%
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 405,000 380,576
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 1,285,000 1,306,512
1,687,088
Hotel & Resort REITs 0.1%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 80,000 81,729
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 605,000 616,399
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 165,000 168,133
Senior Note, 144A, 5.75%, 3/15/34 .................... United States 240,000 237,034

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotel & Resort REITs (continued)
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 95,000 $ 96,031
1,199,326
Hotels, Restaurants & Leisure 0.2%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 650,000 611,293
Airbnb, Inc. , Senior Note , 4.65% , 3/16/31 .................
United States 110,000 109,798
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 480,000 456,801
b
Caesars Entertainment, Inc. ,
Senior Note, 144A, 4.625%, 10/15/29 .................. United States 410,000 394,555
Senior Note, 144A, 6%, 10/15/32 ..................... United States 140,000 128,972
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 130,000 131,669
b
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 520,000 516,467
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 284,000 286,408
Senior Note, 144A, 5.875%, 6/15/31 ................... United States 320,000 324,135
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 300,000 300,277
Senior Note, 144A, 6.125%, 2/15/33 ................... United States 155,000 156,632
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 375,000 366,333
b
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 275,000 272,101
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 630,000 588,935
b
Flutter Treasury DAC , Senior Secured Note , 144A, 5.875% ,
6/04/31 ......................................... Ireland 200,000 198,300
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 275,000 268,462
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 860,000 856,797
Hyatt Hotels Corp. , Senior Note , 5.75% , 1/30/27 ............
United States 184,000 185,648
b
Light & Wonder International, Inc. ,
Senior Note, 144A, 7.25%, 11/15/29 ................... United States 415,000 423,248
Senior Note, 144A, 7.5%, 9/01/31 ..................... United States 55,000 56,478
Marriott International, Inc. , GG , Senior Bond , 3.5% , 10/15/32 ...
United States 430,000 395,645
b
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 595,000 609,524
b
NCL Corp. Ltd. ,
Senior Note, 144A, 7.75%, 2/15/29 .................... United States 170,000 177,093
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 460,000 456,846
Senior Note, 144A, 6.25%, 9/15/33 .................... United States 130,000 126,234
b
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 295,000 294,593
b
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 330,000 329,360
Royal Caribbean Cruises Ltd. ,
Senior Bond, 5.375%, 1/15/36 ........................ United States 75,000 73,714
b
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 215,000 217,172
b
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 210,000 214,740
b
Senior Note, 144A, 6%, 2/01/33 ...................... United States 485,000 489,965
b
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 285,000 245,428
b
Station Casinos LLC , Senior Note , 144A, 6.625% , 3/15/32 ..... United States 195,000 195,907
b
Viking Cruises Ltd. ,
Senior Note, 144A, 7%, 2/15/29 ...................... United States 120,000 120,281
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 465,000 490,798

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 470,000 $ 492,934
11,563,543
Household Durables 0.2%
b
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 505,000 487,939
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 .......................... United States 65,000 64,178
Senior Note, 1.3%, 10/15/26 ......................... United States 590,000 581,463
b
K. Hovnanian Enterprises, Inc. ,
Senior Note, 144A, 8%, 4/01/31 ...................... United States 115,000 113,859
Senior Note, 144A, 8.375%, 10/01/33 .................. United States 175,000 173,260
b
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 200,000 204,751
b
Taylor Morrison Communities, Inc. ,
Senior Bond, 144A, 5.125%, 8/01/30 ................... United States 570,000 566,039
Senior Note, 144A, 5.75%, 1/15/28 .................... United States 135,000 135,451
Senior Note, 144A, 5.75%, 11/15/32 ................... United States 350,000 350,723
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....
United States 123,000 122,541
b
Weekley Homes LLC / Weekley Finance Corp. ,
Senior Note, 144A, 4.875%, 9/15/28 ................... United States 435,000 421,634
Senior Note, 144A, 6.75%, 1/15/34 .................... United States 720,000 690,478
3,912,316
Household Products 0.0%
†
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 120,000 114,264
Independent Power and Renewable Electricity Producers 0.0%
†
AES Corp. (The) , Senior Note , 5.45% , 6/01/28 .............
United States 145,000 146,360
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 120,000 126,462
b
Clearway Energy Operating LLC ,
Senior Bond, 144A, 3.75%, 1/15/32 .................... United States 470,000 428,776
Senior Note, 144A, 3.75%, 2/15/31 .................... United States 245,000 226,992
Senior Note, 144A, 5.75%, 1/15/34 .................... United States 250,000 245,849
Constellation Energy Generation LLC ,
Senior Note, 5.6%, 3/01/28 .......................... United States 235,000 240,347
Senior Note, 4.4%, 1/15/31 .......................... United States 75,000 74,053
b
Senior Note, 144A, 5%, 2/01/31 ...................... United States 360,000 361,098
Southern Power Co. ,
B, Senior Bond, 4.9%, 10/01/35 ....................... United States 25,000 24,191
A, Senior Note, 4.25%, 10/01/30 ...................... United States 120,000 118,500
b
Talen Energy Supply LLC ,
Senior Bond, 144A, 6.5%, 2/01/36 ..................... United States 485,000 488,628
Senior Note, 144A, 6.25%, 2/01/34 .................... United States 485,000 479,938
b,g
Vistra Corp. ,
Junior Sub. Bond, 144A, 8% to 10/14/26, FRN thereafter,
Perpetual ....................................... United States 135,000 136,514
Junior Sub. Bond, 144A, 7% to 12/14/26, FRN thereafter,
Perpetual ....................................... United States 185,000 185,367
3,283,075
Industrial Conglomerates 0.0%
†
Honeywell International, Inc. , Senior Bond , 3.812% , 11/21/47 ..
United States 155,000 117,928

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Industrial REITs 0.0%
†
Prologis LP ,
Senior Bond, 2.25%, 4/15/30 ......................... United States 113,000 $ 104,089
Senior Note, 2.125%, 4/15/27 ........................ United States 47,000 46,098
150,187
Insurance 0.3%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 335,000 332,131
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 335,000 336,785
b
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. Netherlands 220,000 222,019
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 5.875%, 11/01/29 .................. United States 415,000 401,867
Senior Note, 144A, 7.375%, 10/01/32 .................. United States 100,000 99,170
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 665,000 671,000
b
Asurion LLC / Asurion Co-Issuer, Inc. ,
Senior Secured Note, 144A, 8%, 12/31/32 ............... United States 450,000 467,230
Senior Secured Note, 144A, 8.375%, 2/01/34 ............ United States 650,000 631,522
b
Athene Global Funding ,
Secured Note, 144A, 5.349%, 7/09/27 .................. United States 375,000 377,207
Secured Note, 144A, 1.985%, 8/19/28 .................. United States 440,000 409,941
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 245,000 245,249
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.3%, 5/15/43 .......................... United States 90,000 78,934
Senior Bond, 2.85%, 10/15/50 ........................ United States 375,000 235,594
Brown & Brown, Inc. ,
Senior Note, 4.7%, 6/23/28 .......................... United States 110,000 110,342
Senior Note, 4.9%, 6/23/30 .......................... United States 271,000 270,820
CNO Financial Group, Inc. , Senior Note , 5.25% , 5/30/29 ......
United States 210,000 210,509
b
CNO Global Funding ,
Secured Note, 144A, 4.875%, 12/10/27 ................. United States 130,000 130,374
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 210,000 199,052
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 261,000 262,496
b
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 160,000 162,243
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 298,000 299,346
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 130,000 132,246
Marsh & McLennan Cos., Inc. ,
Senior Bond, 4.375%, 3/15/29 ........................ United States 212,000 212,516
Senior Bond, 4.9%, 3/15/49 .......................... United States 175,000 154,536
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 305,000 312,175
6,965,304
Interactive Media & Services 0.0%
†
Alphabet, Inc. ,
Senior Note, 4.1%, 11/15/30 ......................... United States 270,000 268,244
Senior Note, 4.1%, 2/15/31 .......................... United States 210,000 208,586
Meta Platforms, Inc. , Senior Bond , 5.625% , 11/15/55 .........
United States 165,000 154,780
631,610
IT Services 0.0%
†
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 840,000 733,353

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services (continued)
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 245,000 $ 243,799
977,152
Leisure Products 0.0%
†
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............
United States 295,000 255,920
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 131,000 131,031
Machinery 0.0%
†
Caterpillar, Inc. , Senior Bond , 5.2% , 5/15/35 ...............
United States 300,000 307,447
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 105,000 110,374
b
Daimler Truck Finance North America LLC , Senior Note , 144A,
5.125% , 9/25/27 ................................... Germany 260,000 262,170
b
ESAB Corp. , Senior Note , 144A, 5.625% , 4/01/31 ........... United States 460,000 464,375
Oshkosh Corp. , Senior Bond , 4.6% , 5/15/28 ...............
United States 146,000 145,966
Otis Worldwide Corp. , Senior Note , 2.565% , 2/15/30 .........
United States 145,000 134,648
b
Terex Corp. ,
Senior Note, 144A, 5%, 5/15/29 ...................... United States 180,000 177,456
Senior Note, 144A, 6.25%, 10/15/32 ................... United States 135,000 136,005
1,738,441
Media 0.2%
b
Block Communications, Inc. , Senior Secured Note , 144A,
10.25% , 3/01/31 ................................... United States 400,000 366,364
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 5.85%, 12/01/35 ................. United States 45,000 44,286
Senior Secured Bond, 4.8%, 3/01/50 ................... United States 220,000 162,769
Senior Secured Bond, 3.7%, 4/01/51 ................... United States 205,000 127,000
Senior Secured Note, 2.25%, 1/15/29 .................. United States 510,000 476,757
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 125,000 125,679
Senior Secured Note, 144A, 7.875%, 4/01/30 ............ United States 165,000 172,789
Senior Secured Note, 144A, 7.5%, 3/15/33 .............. United States 475,000 503,378
b
CSC Holdings LLC , Senior Note , 144A, 11.75% , 1/31/29 ...... United States 285,000 206,274
b
Directv Financing LLC ,
Senior Secured Note, 144A, 8.875%, 2/01/30 ............ United States 230,000 229,114
Senior Secured Note, 144A, 8.875%, 2/01/30 ............ United States 245,000 244,761
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note, 144A, 5.875%, 8/15/27 ............ United States 50,000 49,978
Senior Secured Note, 144A, 10%, 2/15/31 ............... United States 240,000 245,189
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 305,000 294,760
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 400,000 432,346
b
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 880,000 855,134
b
Gray Media, Inc. ,
Secured Note, 144A, 9.625%, 7/15/32 .................. United States 400,000 400,347
Senior Bond, 144A, 5.375%, 11/15/31 .................. United States 340,000 252,737
Senior Secured Note, 144A, 7.25%, 8/15/33 ............. United States 120,000 121,012
b
McGraw-Hill Education, Inc. ,
Senior Note, 144A, 8%, 8/01/29 ...................... United States 420,000 419,675
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 145,000 143,480
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 365,000 372,850
b
News Corp. , Senior Bond , 144A, 5.125% , 2/15/32 ........... United States 76,000 74,340

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
b
Nexstar Media, Inc. ,
Senior Note, 144A, 4.75%, 11/01/28 ................... United States 185,000 $ 182,043
i
Senior Note, 144A, 7.25%, 4/15/34 .................... United States 795,000 798,209
Senior Secured Note, 144A, 6.5%, 9/15/33 .............. United States 705,000 710,798
Omnicom Group, Inc. , Senior Note , 4.65% , 10/01/28 .........
United States 698,000 699,699
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ................... United States 190,000 183,431
Senior Secured Note, 144A, 7.375%, 2/15/31 ............ United States 160,000 166,924
Paramount Global ,
Senior Bond, 2.9%, 1/15/27 .......................... United States 64,000 62,927
Senior Bond, 4.2%, 6/01/29 .......................... United States 115,000 109,852
Senior Note, 3.7%, 6/01/28 .......................... United States 85,000 82,248
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 690,000 702,075
b
Sirius XM Radio LLC ,
Senior Bond, 144A, 3.875%, 9/01/31 ................... United States 505,000 458,959
Senior Note, 144A, 4%, 7/15/28 ...................... United States 115,000 111,073
TCI Communications, Inc. , Senior Bond , 7.125% , 2/15/28 .....
United States 205,000 215,268
b
Telenet Finance Luxembourg Notes SARL , Senior Secured Bond ,
144A, 5.5% , 3/01/28 ............................... Belgium 200,000 196,790
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 144,000 163,130
b
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 405,000 417,701
b
VZ Secured Financing BV ,
Senior Secured Note, 144A, 5%, 1/15/32 ................ Netherlands 580,000 497,739
Senior Secured Note, 144A, 7.5%, 1/15/33 .............. Netherlands 340,000 320,790
12,400,675
Metals & Mining 0.2%
b
Anglo American Capital plc , Senior Note , 144A, 4.625% , 3/19/31 South Africa 270,000 267,069
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 263,000 262,607
b
Cleveland-Cliffs, Inc. ,
Senior Note, 144A, 7%, 3/15/32 ...................... United States 230,000 222,824
Senior Note, 144A, 7.625%, 1/15/34 ................... United States 500,000 488,959
Commercial Metals Co. ,
Senior Bond, 4.375%, 3/15/32 ........................ United States 375,000 347,112
Senior Note, 4.125%, 1/15/30 ........................ United States 115,000 109,649
b
Constellium SE , Senior Note , Reg S, 3.125% , 7/15/29 ........ United States 100,000 EUR 111,917
b
Fortescue Treasury Pty. Ltd. , Senior Bond , 144A, 6.125% ,
4/15/32 ......................................... Australia 250,000 255,682
b
Glencore Funding LLC ,
Senior Bond, 144A, 4%, 3/27/27 ...................... Australia 210,000 209,126
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 328,000 298,374
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 170,000 174,054
Senior Note, 144A, 5.371%, 4/04/29 ................... Australia 10,000 10,211
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 265,000 265,051
b
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 155,000 158,537
b
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 .................... United States 530,000 501,785
Senior Bond, 144A, 3.875%, 8/15/31 ................... United States 200,000 178,334
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 240,000 242,268
Senior Note, 144A, 6.375%, 8/15/33 ................... United States 360,000 353,411
4,456,970

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
b
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 320,000 $ 317,604
Multi-Utilities 0.0%
†
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 180,000 182,876
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 130,000 110,178
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 750,000 752,482
NiSource, Inc. , Senior Bond , 5.85% , 4/01/55 ...............
United States 180,000 175,104
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 140,000 132,951
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 865,000 853,165
2,206,756
Oil, Gas & Consumable Fuels 0.5%
b
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 9.75% , 2/15/31 ..................... United States 420,000 446,444
Canadian Natural Resources Ltd. , Senior Note , 5% , 12/15/29 ..
Canada 245,000 248,898
Cenovus Energy, Inc. , Senior Bond , 6.75% , 11/15/39 .........
Canada 25,000 27,348
Cheniere Energy Partners LP , Senior Note , 4.5% , 10/01/29 ....
United States 1,010,000 1,005,898
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 150,000 157,058
b
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 150,000 135,673
b
Crescent Energy Finance LLC ,
Senior Note, 144A, 7.875%, 4/15/32 ................... United States 290,000 296,495
Senior Note, 144A, 7.375%, 1/15/33 ................... United States 365,000 365,181
Senior Note, 144A, 8.375%, 1/15/34 ................... United States 475,000 496,978
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 210,000 209,947
Energy Transfer LP ,
g
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 1,275,000 1,276,139
Senior Bond, 3.75%, 5/15/30 ......................... United States 625,000 604,368
Senior Note, 5.5%, 6/01/27 .......................... United States 84,000 84,796
b
Expand Energy Corp. , Senior Note , 144A, 6.75% , 4/15/29 ..... United States 665,000 665,479
b
Hess Midstream Operations LP ,
Senior Note, 144A, 6.5%, 6/01/29 ..................... United States 110,000 112,426
Senior Note, 144A, 4.25%, 2/15/30 .................... United States 375,000 360,535
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 140,000 138,960
b
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ...................... United States 60,000 58,358
Senior Bond, 144A, 6.875%, 5/15/34 ................... United States 370,000 362,219
Senior Note, 144A, 6%, 4/15/30 ...................... United States 145,000 141,230
Senior Note, 144A, 8.375%, 11/01/33 .................. United States 680,000 709,972
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 420,000 425,156
Kinder Morgan, Inc. ,
Senior Bond, 7.75%, 1/15/32 ......................... United States 305,000 349,848
Senior Note, 1.75%, 11/15/26 ........................ United States 115,000 113,226
Senior Note, 5%, 2/01/29 ........................... United States 175,000 177,667
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 575,000 577,452
Occidental Petroleum Corp. ,
Senior Bond, 7.5%, 5/01/31 .......................... United States 139,000 154,774
Senior Bond, 6.2%, 3/15/40 .......................... United States 800,000 817,647
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 500,000 494,830

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 200,000 $ 200,665
SM Energy Co. , Senior Bond , 6.75% , 9/15/26 ..............
United States 165,000 165,191
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 345,000 347,323
Spectra Energy Partners LP , Senior Note , 3.375% , 10/15/26 ...
United States 190,000 189,082
b
Sunoco LP ,
Senior Note, 144A, 5.375%, 7/15/31 ................... United States 250,000 248,173
Senior Note, 144A, 6.25%, 7/01/33 .................... United States 470,000 472,421
Senior Note, 144A, 5.625%, 7/15/34 ................... United States 25,000 24,635
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 110,000 107,719
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 109,000 108,871
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 395,000 386,514
b
Venture Global LNG, Inc. ,
g
Junior Sub. Bond, 144A, 9% to 9/29/29, FRN thereafter,
Perpetual ....................................... United States 430,000 428,637
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 475,000 513,855
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 355,000 369,376
Senior Secured Note, 144A, 9.875%, 2/01/32 ............ United States 345,000 370,695
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 75,000 84,105
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 205,000 217,260
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 260,000 285,945
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 125,000 130,385
Viper Energy Partners LLC ,
Senior Bond, 5.7%, 8/01/35 .......................... United States 164,000 165,379
Senior Note, 4.9%, 8/01/30 .......................... United States 287,000 287,347
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 173,000 176,858
16,295,438
Paper & Forest Products 0.0%
†
b
Magnera Corp. ,
Senior Secured Note, 144A, 4.75%, 11/15/29 ............ United States 280,000 253,071
Senior Secured Note, 144A, 7.25%, 11/15/31 ............ United States 295,000 273,378
526,449
Passenger Airlines 0.0%
†
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 .............. United States 19,584 19,610
Senior Secured Note, 144A, 5.75%, 4/20/29 ............. United States 580,000 577,199
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 295,000 292,128
b
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 475,000 490,663
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 425,000 417,256
1,796,856
Personal Care Products 0.1%
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Note, 144A, 6.625%, 7/15/30 ................... United States 170,000 168,690
Senior Secured Note, 144A, 4.75%, 1/15/29 ............. United States 275,000 267,839
Kenvue, Inc. ,
Senior Note, 4.85%, 5/22/32 ......................... United States 45,000 45,497
Senior Note, 4.9%, 3/22/33 .......................... United States 263,000 265,192

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Personal Care Products (continued)
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 995,000 $ 996,561
1,743,779
Pharmaceuticals 0.1%
b
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ... United States 200,000 204,938
Eli Lilly & Co. ,
Senior Bond, 4.875%, 2/27/53 ........................ United States 145,000 129,651
Senior Note, 4.75%, 2/12/30 ......................... United States 300,000 305,504
Merck & Co., Inc. , Senior Bond , 3.7% , 2/10/45 .............
United States 395,000 307,760
Novartis Capital Corp. ,
Senior Bond, 4%, 11/20/45 .......................... United States 650,000 534,367
Senior Note, 4.1%, 11/05/30 ......................... United States 390,000 385,776
Senior Note, 4.4%, 3/18/31 .......................... United States 430,000 430,003
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 403,000 401,585
Senior Bond, 5.3%, 5/19/53 .......................... United States 105,000 97,654
Senior Note, 4.45%, 5/19/28 ......................... United States 87,000 87,530
b
Roche Holdings, Inc. , Senior Bond , 144A, 4% , 11/28/44 ...... United States 550,000 463,021
Royalty Pharma plc ,
Senior Bond, 5.2%, 9/25/35 .......................... United States 225,000 222,142
Senior Note, 2.2%, 9/02/30 .......................... United States 360,000 324,341
Senior Note, 4.45%, 3/25/31 ......................... United States 30,000 29,640
Teva Pharmaceutical Finance Netherlands II BV , Senior Note ,
4.375% , 5/09/30 ................................... Israel 495,000 EUR 574,016
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 5.125%, 5/09/29 ........................ Israel 555,000 553,560
Senior Note, 8.125%, 9/15/31 ........................ Israel 470,000 526,010
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 291,000 282,252
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 305,000 323,459
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................
United States 244,000 221,690
6,404,899
Professional Services 0.0%
†
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 480,000 488,936
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 245,000 247,300
736,236
Semiconductors & Semiconductor Equipment 0.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd. , Senior Note ,
3.5% , 1/15/28 .................................... United States 1,147,000 1,133,541
Broadcom, Inc. ,
b
Senior Bond, 144A, 3.187%, 11/15/36 .................. United States 80,000 66,892
Senior Note, 5.05%, 7/12/29 ......................... United States 280,000 285,838
Senior Note, 5.05%, 4/15/30 ......................... United States 155,000 158,023
Senior Note, 4.2%, 10/15/30 ......................... United States 65,000 64,267
b
Foundry JV Holdco LLC , Senior Secured Note , 144A, 6.15% ,
1/25/32 ......................................... United States 200,000 208,946
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 780,000 744,026
Marvell Technology, Inc. ,
Senior Note, 5.75%, 2/15/29 ......................... United States 120,000 123,917
Senior Note, 4.75%, 7/15/30 ......................... United States 110,000 110,416
b
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 425,000 430,264

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
b
Qnity Electronics, Inc., (continued)
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 575,000 $ 576,404
3,902,534
Software 0.1%
Cadence Design Systems, Inc. , Senior Note , 4.3% , 9/10/29 ....
United States 270,000 269,203
b
Cloud Software Group, Inc. ,
Secured Note, 144A, 9%, 9/30/29 ..................... United States 170,000 164,157
Senior Secured Note, 144A, 6.5%, 3/31/29 .............. United States 235,000 229,490
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 370,000 306,096
Microsoft Corp. , Senior Bond , 2.4% , 8/08/26 ...............
United States 930,000 925,020
Oracle Corp. ,
Senior Bond, 3.65%, 3/25/41 ......................... United States 305,000 217,271
Senior Bond, 4%, 11/15/47 .......................... United States 652,000 431,949
Senior Note, 4.55%, 2/04/29 ......................... United States 385,000 380,210
Senior Note, 4.45%, 9/26/30 ......................... United States 110,000 106,033
Senior Note, 4.95%, 2/04/31 ......................... United States 215,000 210,438
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 260,000 234,317
Salesforce, Inc. , Senior Note , 4.5% , 3/15/28 ...............
United States 305,000 305,184
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 315,000 273,430
Synopsys, Inc. , Senior Note , 4.85% , 4/01/30 ...............
United States 320,000 322,438
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 355,000 347,251
4,722,487
Specialized REITs 0.2%
American Tower Corp. ,
Senior Bond, 3.55%, 7/15/27 ......................... United States 476,000 471,024
Senior Bond, 2.9%, 1/15/30 .......................... United States 154,000 144,667
Senior Bond, 2.7%, 4/15/31 .......................... United States 397,000 360,416
Senior Note, 2.75%, 1/15/27 ......................... United States 520,000 513,516
Senior Note, 4.9%, 3/15/30 .......................... United States 115,000 116,079
Crown Castle, Inc. ,
Senior Bond, 3.7%, 6/15/26 .......................... United States 112,000 111,829
Senior Bond, 3.65%, 9/01/27 ......................... United States 319,000 315,279
Senior Bond, 3.8%, 2/15/28 .......................... United States 250,000 246,504
Senior Note, 1.05%, 7/15/26 ......................... United States 228,000 225,835
Senior Note, 4.9%, 9/01/29 .......................... United States 365,000 367,139
Equinix, Inc. ,
Senior Bond, 3.2%, 11/18/29 ......................... United States 142,000 135,236
Senior Note, 2.9%, 11/18/26 ......................... United States 820,000 812,715
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 785,000 783,118
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 790,000 790,287
5,393,644
Specialty Retail 0.0%
†
Dick's Sporting Goods, Inc. ,
Senior Bond, 3.15%, 1/15/32 ......................... United States 230,000 209,138
b
Senior Note, 144A, 4%, 10/01/29 ..................... United States 445,000 433,178
Home Depot, Inc. (The) ,
Senior Bond, 4.95%, 6/25/34 ......................... United States 215,000 216,629
Senior Bond, 5.3%, 6/25/54 .......................... United States 215,000 201,116

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail (continued)
b
PetSmart LLC / PetSmart Finance Corp. , Senior Secured Note ,
144A, 7.5% , 9/15/32 ............................... United States 550,000 $ 553,088
1,613,149
Technology Hardware, Storage & Peripherals 0.0%
†
Apple, Inc. ,
Senior Bond, 3.85%, 5/04/43 ......................... United States 314,000 259,797
Senior Bond, 4.375%, 5/13/45 ........................ United States 598,000 523,740
Senior Bond, 3.95%, 8/08/52 ......................... United States 240,000 186,455
Hewlett Packard Enterprise Co. ,
Senior Note, 4.55%, 10/15/29 ........................ United States 552,000 549,397
Senior Note, 4.85%, 10/15/31 ........................ United States 113,000 112,265
b
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note, 144A, 4.091%, 6/01/29 ................... United States 370,000 358,404
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 110,000 98,778
Senior Note, 144A, 5.875%, 7/15/30 ................... United States 340,000 345,817
2,434,653
Textiles, Apparel & Luxury Goods 0.0%
†
b
Beach Acquisition Bidco LLC ,
f
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 474,321 494,739
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 230,000 EUR 255,619
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 310,000 297,774
Tapestry, Inc. , Senior Note , 5.1% , 3/11/30 .................
United States 245,000 247,626
1,295,758
Tobacco 0.1%
BAT Capital Corp. ,
Senior Bond, 4.906%, 4/02/30 ........................ United Kingdom 60,000 60,664
Senior Note, 6.343%, 8/02/30 ........................ United Kingdom 170,000 181,521
Senior Note, 4.625%, 3/22/33 ........................ United Kingdom 200,000 195,823
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 438,000 447,026
Senior Note, 4.375%, 4/30/30 ........................ United States 675,000 671,583
Senior Note, 4.75%, 11/01/31 ........................ United States 205,000 206,010
1,762,627
Trading Companies & Distributors 0.0%
†
Air Lease Corp. ,
Senior Note, 5.85%, 12/15/27 ........................ United States 140,000 142,970
Senior Note, 2.1%, 9/01/28 .......................... United States 195,000 183,502
b
Aircastle Ltd. , Senior Note , 144A, 6.5% , 7/18/28 ............ United States 275,000 285,260
b
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 245,000 249,010
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 480,000 496,407
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 335,000 350,078
b
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 160,000 162,721
b
Imola Merger Corp. , Senior Secured Note , 144A, 4.75% , 5/15/29 United States 290,000 282,054
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 690,000 704,398
b
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 240,000 243,321
b
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 70,000 71,341
Senior Note, 144A, 5.25%, 4/15/31 .................... United States 115,000 114,601

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
b
WESCO Distribution, Inc., (continued)
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 325,000 $ 333,054
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 130,000 132,551
3,751,268
Wireless Telecommunication Services 0.3%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 795,000 836,173
b
Digicel International Finance Ltd. / DIFL US LLC , Senior Secured
Note , 144A, 8.625% , 8/01/32 ......................... Bermuda 495,000 504,047
b
Iliad Holding SAS , Senior Secured Note , 144A, 7% , 4/15/32 ... France 230,000 230,563
Rogers Communications, Inc. ,
Senior Bond, 8.75%, 5/01/32 ......................... Canada 166,000 192,966
Senior Note, 5%, 2/15/29 ........................... Canada 670,000 677,001
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 ........................ United States 160,000 147,590
Senior Bond, 2.25%, 11/15/31 ........................ United States 600,000 527,548
Senior Bond, 5.05%, 7/15/33 ......................... United States 40,000 40,291
Senior Note, 3.75%, 4/15/27 ......................... United States 862,000 856,827
Senior Note, 4.95%, 3/15/28 ......................... United States 365,000 368,917
Senior Note, 3.375%, 4/15/29 ........................ United States 235,000 227,797
Senior Note, 3.875%, 4/15/30 ........................ United States 108,000 105,207
Senior Note, 5.125%, 5/15/32 ........................ United States 183,000 185,689
Senior Note, 6.7%, 12/15/33 ......................... United States 85,000 93,638
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 535,000 562,064
5,556,318
Total Corporate Bonds (Cost $257,625,955) ...................................
253,706,582
j
Senior Floating Rate Interests 0.3%
k
Aerospace & Defense 0.0%
†
TransDigm, Inc., First Lien, CME Term Loan, N, 6.16%, (3-month
SOFR + 2.5%), 2/14/33 ............................. United States 76,744 76,869
i
VSE Corp., First Lien, CME Term Loan, B, 5.474%, (12-month
SOFR + 2%), 3/17/33 ............................... United States 30,192 30,198
107,067
a a a a a a
k
Air Freight & Logistics 0.0%
†
Rand Parent LLC, First Lien, CME Term Loan, B, 6.7%, (3-month
SOFR + 3%), 3/18/30 ............................... United States 124,679 124,684
Stonepeak Nile Parent LLC, First Lien, Amendment No. 1 CME
Term Loan, 5.917%, (3-month SOFR + 2.25%), 4/09/32 ..... United States 219,496 219,417
344,101
a a a a a a
k
Automobile Components 0.0%
†
Allison Transmission, Inc., First Lien, 2026 CME Term Loan,
5.422%, (1-month SOFR + 1.75%), 1/03/33 .............. United States 103,010 103,499
i
American Axle & Manufacturing, Inc., First Lien, CME Term Loan,
C, 6.912%, (3-month SOFR + 3.25%), 2/03/33 ............ United States 217,800 217,257
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan, 7.678%, (3-month SOFR + 3.75%), 10/04/28 ........ United States 177,131 173,966
494,722
a a a a a a

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
Beverages 0.0%
†
i,k
Primo Brands Corp., First Lien, CME Term Loan, B, 6.224%,
(12-month SOFR + 2.75%), 3/19/31 .................... United States 131,724 $ 132,094
k
Biotechnology 0.0%
†
Alkermes, Inc., First Lien, Initial CME Term Loan, B, 6.418%,
(1-month SOFR + 2.75%), 8/12/31 ..................... United States 20,308 20,485
i
BioMarin Pharmaceutical, Inc., First Lien, CME Term Loan, B,
5.174%, (12-month SOFR + 1.75%), 1/28/33 ............. United States 69,208 69,122
Genmab A/S, First Lien, Initial CME Term Loan, B, 6.733%,
(3-month SOFR + 3%), 12/13/32 ...................... Denmark 31,901 32,058
121,665
a a a a a a
Broadline Retail 0.0%
†
k
Peer Holding III BV, First Lien, CME Term Loan, B8, 5.95%,
(3-month SOFR + 2.25%), 9/29/32 ..................... Netherlands 100,588 99,849
Building Products 0.0%
†
k
Advanced Drainage Systems, Inc., First Lien, Initial CME Term
Loan, 5.241%, (12-month SOFR + 1.75%), 2/11/33 ........ United States 78,222 78,687
k
Capital Markets 0.0%
†
CPI Holdco B LLC, First Lien, 2025 Fourth Amendment
Incremental CME Term Loan, 5.668%, (1-month SOFR + 2%),
5/19/31 ......................................... United States 219,443 218,271
Jane Street Group LLC, First Lien, Extended CME Term Loan,
5.673%, (3-month SOFR + 2%), 12/15/31 ................ United States 218,272 214,552
432,823
a a a a a a
k
Chemicals 0.0%
†
Albaugh LLC, First Lien, Initial CME Term Loan, 7.417%,
(3-month SOFR + 3.75%), 4/06/29 ..................... United States 138,915 134,024
Element Solutions, Inc., First Lien, CME Term Loan, B3, 5.423%,
(1-month SOFR + 1.75%), 12/18/30 .................... United States 220,000 220,472
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.211%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 74,520 69,770
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B,
5.417%, (3-month SOFR + 1.75%), 10/29/32 ............. United States 50,420 50,746
475,012
a a a a a a
k
Commercial Services & Supplies 0.0%
†
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 6.423%, (1-month SOFR + 2.75%), 10/23/28 .. United States 107,690 107,858
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2, 5.414%, (1-month SOFR +
1.75%), 3/08/32 ................................... United States 218,897 216,229
i
WMB Holdings, Inc., First Lien, USD CME Term Loan, B, 5.668%,
(1-month SOFR + 2%), 11/05/29 ...................... United States 212,820 211,757
535,844
a a a a a a
Construction & Engineering 0.0%
†
k
Dycom Industries, Inc., First Lien, CME Term Loan, B, 5.423%,
(1-month SOFR + 1.75%), 1/27/33 ..................... United States 14,602 14,678
k
Containers & Packaging 0.0%
†
Mauser Packaging Solutions Holding Co., First Lien, 2025 CME
Term Loan, 7.164%, (3-month SOFR + 3.5%), 4/15/30 ...... United States 295,000 285,886

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Containers & Packaging (continued)
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1, 6.668%, (1-month SOFR + 3%), 9/30/32 ......... United States 108,531 $ 107,627
393,513
a a a a a a
Distributors 0.0%
†
k
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 7.672%, (3-month SOFR + 4%), 11/30/30 ........... United States 218,639 213,017
k
Electric Utilities 0.0%
†
Alpha Generation LLC, First Lien, Initial CME Term Loan, B,
5.418%, (1-month SOFR + 1.75%), 9/30/31 .............. United States 218,889 218,603
Constellation Renewables LLC, First Lien, CME Term Loan,
5.673%, (3-month SOFR + 2%), 12/15/27 ................ United States 138,762 139,052
357,655
a a a a a a
k
Entertainment 0.0%
†
Live Nation Entertainment, Inc., First Lien, Initial CME Term Loan,
B, 5.675%, (1-month SOFR + 2%), 10/21/32 ............. United States 178,415 178,712
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.537%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 218,277 205,930
TKO Worldwide Holdings LLC, First Lien, CME Term Loan, B5,
5.664%, (3-month SOFR + 2%), 11/21/31 ................ United States 185,893 186,009
570,651
a a a a a a
k
Financial Services 0.0%
†
Colossus Acquireco LLC, First Lien, Initial CME Term Loan,
5.38%, (1-day SOFR + 1.75%), 7/30/32 ................. United States 218,900 218,438
Corpay Technologies Operating Co. LLC, First Lien, CME Term
Loan, B6, 5.418%, (1-month SOFR + 1.75%), 11/05/32 ..... United States 77,819 77,795
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan, 7.2%,
(3-month SOFR + 3.5%), 8/16/32 ...................... United States 195,967 193,518
Hudson River Trading LLC, First Lien, CME Term Loan, B2,
6.175%, (1-month SOFR + 2.5%), 3/18/30 ............... United States 219,450 218,810
708,561
a a a a a a
k
Food Products 0.1%
Froneri US, Inc., First Lien, CME Term Loan, B6, 5.877%,
(6-month SOFR + 2.25%), 9/30/32 ..................... United States 347,414 341,359
i
TreeHouse Foods, Inc., First Lien, Initial CME Term Loan,
7.923%, (1-month SOFR + 4.25%), 2/11/33 .............. United States 227,500 226,742
568,101
a a a a a a
Ground Transportation 0.0%
†
k
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
5.422%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 218,889 218,091
k
Health Care Equipment & Supplies 0.0%
†
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan, 7.418%, (1-month SOFR + 3.75%), 1/15/31 ......... United States 244,470 245,311
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan, 5.418%, (1-month SOFR + 1.75%), 10/23/28 ........ United States 68,993 69,174
314,485
a a a a a a
k
Hotels, Restaurants & Leisure 0.1%
1011778 BC ULC, First Lien, CME Term Loan, B5, 5.418%,
(1-month SOFR + 1.75%), 9/20/30 ..................... Canada 208,977 208,769

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B, 5.918%, (1-month SOFR + 2.25%), 2/06/30 ... United States 217,982 $ 212,260
i
DK Crown Holdings, Inc., First Lien, CME Term Loan, B, 5.419%,
(1-month SOFR + 1.75%), 3/04/32 ..................... United States 219,446 219,481
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
6.918%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 343,416 337,406
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.422%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 218,880 217,020
i
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
8.437%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 33,903 33,464
Penn Entertainment, Inc., First Lien, CME Term Loan, B, 6.173%,
(1-month SOFR + 2.5%), 5/03/29 ...................... United States 218,863 219,713
Raising Cane's Restaurants LLC, First Lien, First Amendment
New CME Term Loan, 5.668%, (1-month SOFR + 2%), 11/03/32 United States 155,796 155,066
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 6.652%, (3-month SOFR + 3%), 4/04/29 ... United States 137,551 135,698
1,738,877
a a a a a a
Household Products 0.0%
†
k
Energizer Holdings, Inc., First Lien, Initial CME Term Loan,
5.675%, (1-month SOFR + 2%), 3/19/32 ................ United States 125,187 125,187
k
Independent Power and Renewable Electricity Producers 0.0%
†
Calpine Construction Finance Co. LP, First Lien, 2025
Refinancing CME Term Loan, 5.418%, (1-month SOFR +
1.75%), 7/31/30 ................................... United States 220,000 220,343
Talen Energy Supply LLC, First Lien, 2025-1 Incremental CME
Term Loan, B, 5.668%, (1-month SOFR + 2%), 11/25/32 ..... United States 236,109 236,573
456,916
a a a a a a
IT Services 0.0%
†
k
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B,
6.669%, (1-month SOFR + 3%), 6/27/31 ................ United States 192,570 191,366
k
Media 0.0%
†
Charter Communications Operating LLC, First Lien, CME Term
Loan B5, 5.911%, (3-month SOFR + 2.25%), 12/15/31 ...... United States 218,342 218,574
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 7.787%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 149,412 150,010
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.178%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 298,574 299,795
Nexstar Media, Inc., First Lien, CME Term Loan, B, 6.173%,
(1-month SOFR + 2.5%), 6/28/32 ...................... United States 218,897 216,923
885,302
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
k
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial
CME Term Loan, 6.925%, (1-month SOFR + 3.25%), 6/13/30 . United States 35,730 35,842
k
Oil, Gas & Consumable Fuels 0.0%
†
CQP Holdco LP, First Lien, CME Term Loan, B, 5.423%, (1-month
SOFR + 1.75%), 12/31/32 ........................... United States 219,447 218,659
UGI Energy Services LLC, First Lien, Initial CME Term Loan,
6.168%, (1-month SOFR + 2.5%), 2/22/30 ............... United States 219,433 220,170
438,829
a a a a a a

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Passenger Airlines 0.0%
†
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 5.918%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 218,897 $ 217,255
i
United Airlines, Inc., First Lien, CME Term Loan, B, 5.431%,
(1-month SOFR + 1.75%), 2/24/31 ..................... United States 219,440 219,372
436,627
a a a a a a
k
Pharmaceuticals 0.1%
1261229 BC Ltd., First Lien, Initial CME Term Loan, 9.918%,
(1-month SOFR + 6.25%), 10/08/30 .................... United States 223,562 216,358
Endo Finance Holdings LP, First Lien, 2024 Refinancing CME
Term Loan, 7.418%, (1-month SOFR + 3.75%), 4/23/31 ..... United States 312,050 310,880
527,238
a a a a a a
Professional Services 0.0%
†
k
SS&C Technologies, Inc., First Lien, CME Term Loan, B8,
5.673%, (1-month SOFR + 2%), 5/09/31 ................ United States 205,076 204,652
k
Software 0.0%
†
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B, 6.922%, (3-month SOFR + 3.25%), 8/16/32 ....... United States 21,121 19,386
i
Gen Digital, Inc., First Lien, Second Amendment Incremental
CME Term Loan, B, 5.418%, (1-month SOFR + 1.75%), 4/16/32 United States 218,897 215,956
Rocket Software, Inc., First Lien, CME Term Loan, 7.423%,
(1-month SOFR + 3.75%), 11/28/28 .................... United States 217,584 209,198
UKG, Inc., First Lien, Initial CME Term Loan, 6.167%, (3-month
SOFR + 2.5%), 2/10/31 ............................. United States 34,477 32,992
477,532
a a a a a a
k
Textiles, Apparel & Luxury Goods 0.0%
†
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.16%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 221,048 176,231
Samsonite Group SA, First Lien, Initial CME Term Loan, B,
5.418%, (1-month SOFR + 1.75%), 11/08/32 ............. United States 85,058 85,377
261,608
a a a a a a
Trading Companies & Distributors 0.0%
†
i,k
QXO Building Products, Inc., First Lien, CME Term Loan, B,
5.673%, (1-month SOFR + 2%), 4/30/32 ................ United States 238,428 238,265
Wireless Telecommunication Services 0.0%
†
k
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan, 8.168%, (1-month SOFR + 4.5%), 9/13/29 .......... United Kingdom 166,600 167,199
Total Senior Floating Rate Interests (Cost $12,462,477) ........................
12,366,056
Foreign Government and Agency Securities 0.4%
b
Angola Government Bond , Senior Bond , 144A, 8.25% , 5/09/28 . Angola 420,000 424,065
Brazil Government Bond , Senior Bond , 3.875% , 6/12/30 ......
Brazil 660,000 630,564
Chile Government Bond , Senior Note , 4.85% , 1/22/29 ........
Chile 480,000 486,360
Colombia Government Bond ,
Senior Note, 7.375%, 4/25/30 ......................... Colombia 200,000 207,826
Senior Note, 4.5%, 11/26/30 .......................... Colombia 240,000 EUR 268,741
b
Corp. Nacional del Cobre de Chile , Senior Bond , Reg S, 3% ,
9/30/29 ......................................... Chile 200,000 187,824
b
Costa Rica Government Bond , Senior Bond , 144A, 6.125% ,
2/19/31 ......................................... Costa Rica 350,000 358,564

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Dominican Republic Government Bond ,
Senior Bond, Reg S, 5.95%, 1/25/27 ................... Dominican
Republic 171,000 $ 172,308
Senior Bond, Reg S, 6%, 7/19/28 ...................... Dominican
Republic 400,000 403,720
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 250,000 251,625
b
Egypt Government Bond , Senior Bond , Reg S, 7.6% , 3/01/29 .. Egypt 200,000 205,230
b
El Salvador Government Bond , Senior Bond , Reg S, 8.625% ,
2/28/29 ......................................... El Salvador 260,000 271,437
b
Electricite de France SA ,
g
Junior Sub. Bond, 144A, 9.125% to 6/14/33, FRN thereafter,
Perpetual ........................................ France 200,000 231,659
Senior Note, 144A, 5.65%, 4/22/29 ..................... France 540,000 557,569
b
Guatemala Government Bond , Senior Bond , 144A, 4.875% ,
2/13/28 ......................................... Guatemala 520,000 517,647
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 440,000 441,583
Indonesia Government Bond , Senior Bond , 3.85% , 10/15/30 ...
Indonesia 400,000 383,609
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.375% ,
3/03/28 ......................................... Ivory Coast 433,550 436,670
Jamaica Government Bond , Senior Bond , 6.75% , 4/28/28 .....
Bermuda 270,000 275,738
Mexico Government Bond ,
Senior Bond, 2.659%, 5/24/31 ........................ Mexico 360,000 318,654
Senior Note, 6%, 5/13/30 ............................ Mexico 200,000 206,850
b
Montenegro Government Bond , Senior Bond , 144A, 2.55% ,
10/03/29 ........................................ Montenegro 320,000 EUR 347,022
b
Morocco Government Bond , Senior Note , 144A, 5.95% , 3/08/28 Morocco 270,000 274,789
b
Nigeria Government Bond , Senior Note , 144A, 8.375% , 3/24/29 Nigeria 200,000 210,377
b
North Macedonia Government Bond , Senior Note , 144A, 3.875% ,
1/21/30 ......................................... North Macedonia 240,000 EUR 266,975
b
Paraguay Government Bond , Senior Bond , 144A, 4.95% , 4/28/31 Paraguay 500,000 499,375
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 640,000 584,704
Philippines Government Bond , Senior Bond , 9.5% , 2/02/30 ....
Philippines 400,000 469,137
Poland Government Bond , 4.875% , 2/12/30 ...............
Poland 610,000 623,872
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 240,000 232,082
b
Romania Government Bond , Senior Bond , 144A, 2.875% , 5/26/28 Romania 530,000 EUR 600,805
b
Serbia Government Bond , Senior Note , 144A, 6.25% , 5/26/28 .. Serbia 260,000 265,522
South Africa Government Bond ,
Senior Bond, 4.85%, 9/27/27 ......................... South Africa 360,000 359,941
Senior Bond, 5.875%, 6/22/30 ........................ South Africa 200,000 201,489
Turkiye Government Bond , Senior Note , 8.6% , 9/24/27 .......
Turkiye 450,000 469,335
Uruguay Government Bond , Senior Bond , 4.375% , 10/27/27 ...
Uruguay 513,333 514,925
b
Uzbekistan Government Bond , Senior Note , 144A, 7.85% ,
10/12/28 ........................................ Uzbekistan 450,000 471,488
Total Foreign Government and Agency Securities (Cost $13,735,751) ............
13,630,081
U.S. Government and Agency Securities 0.0%
†
l
U.S. Treasury Bonds , 4.5%, 11/15/54 .................... United States 21,500 20,091
Total U.S. Government and Agency Securities (Cost $20,091) ...................
20,091
Asset-Backed Securities 0.8%
Capital Markets 0.0%
†
b,k
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.122% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 495,000 496,311

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Consumer Staples Distribution & Retail 0.0%
†
CVS Pass-Through Trust ,
6.036%, 12/10/28 .................................. United States 2,993 $ 3,022
b
2013, 144A, 4.704%, 1/10/36 ......................... United States 100,477 94,879
97,901
a a a a a a
Financial Services 0.8%
b,k
AGL Core CLO 31 Ltd. , 2024-31A , A , 144A, FRN , 5.068% ,
( 3-month SOFR + 1.4% ), 7/20/37 . ..................... United States 250,000 250,125
b,k
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.11% , ( 3-month
SOFR + 1.44% ), 7/21/37 . ............................ United States 260,000 260,693
b,k
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 4.819% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 250,000 249,937
b,k
Battalion CLO 18 Ltd. , 2020-18A , ARR , 144A, FRN , 4.852% ,
( 3-month SOFR + 1.18% ), 10/15/36 . ................... United States 345,000 345,407
b,k
Battalion CLO X Ltd. , 2016-10A , A1R3 , 144A, FRN , 4.808% ,
( 3-month SOFR + 1.14% ), 1/24/35 . .................... United States 499,089 499,627
b,k
BDS Ltd. , 2021-FL10 , A , 144A, FRN , 5.144% , ( 1-month SOFR +
1.464% ), 12/16/36 . ................................. United States 129,759 129,918
b,k
Beechwood Park CLO Ltd. , 2019-1A , A1RR , 144A, FRN , 4.738% ,
( 3-month SOFR + 1.07% ), 1/17/35 . .................... Jersey 750,000 750,116
b,k
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.068% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 350,000 350,424
b,k
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.298% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 325,000 325,963
b,k
BRAVO Residential Funding Trust , 2021-HE3 , A2 , 144A, FRN ,
4.662% , ( 30-day SOFR Average + 1% ), 8/25/69 . .......... United States 113,210 112,701
b,k
BXMT Ltd. , 2021-FL4 , A , 144A, FRN , 5.093% , ( 1-month SOFR +
1.414% ), 5/15/38 . ................................. United States 222,017 221,031
b,k
Carlyle US CLO Ltd. , 2020-2A , A1R2 , 144A, FRN , 4.748% ,
( 3-month SOFR + 1.08% ), 1/25/35 . .................... United States 910,000 908,189
b,k
CBAM Ltd. , 2017-2A , AR , 144A, FRN , 5.119% , ( 3-month SOFR +
1.452% ), 7/17/34 . ................................. United States 246,000 246,331
b,k
CIFC Funding Ltd. ,
2014-2RA, AR, 144A, FRN, 5.028%, ( 3-month SOFR + 1.36%),
10/24/37 ........................................ United States 300,000 300,227
2020-1A, A1R, 144A, FRN, 5.084%, (3-month SOFR +
1.412%), 7/15/36 .................................. United States 460,000 460,614
2021-4A, AR, 144A, FRN, 5.031%, (3-month SOFR + 1.36%),
7/23/37 ......................................... United States 350,000 350,273
2021-7A, AR, 144A, FRN, 4.761%, (3-month SOFR + 1.09%),
1/23/35 ......................................... United States 744,000 744,246
b
Compass Datacenters Issuer II LLC , 2025-2A , A1 , 144A, 4.926% ,
11/25/50 . ........................................ United States 489,000 481,973
b,k
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.099% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 250,000 250,330
b,k
Danby Park CLO Ltd. , 2022-1A , AR , 144A, FRN , 5.03% , ( 3-month
SOFR + 1.36% ), 10/21/37 . ........................... Jersey 460,000 460,352
b,k
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.148% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 300,000 300,797
b,k
Dryden 86 CLO Ltd. , 2020-86A , A1R2 , 144A, FRN , 4.798% ,
( 3-month SOFR + 1.13% ), 7/17/34 . .................... United States 900,000 900,939
b,k
Elevation CLO Ltd. ,
2018-10A, AR, 144A, FRN, 4.588%, (3-month SOFR + 0.92%),
10/20/31 ........................................ United States 443 443
2021-13A, A1R, 144A, FRN, 4.732%, (3-month SOFR +
1.06%), 7/15/34 ................................... United States 250,000 250,175

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,k
Elmwood CLO 27 Ltd. , 2024-3A , A , 144A, FRN , 5.188% ,
( 3-month SOFR + 1.52% ), 4/18/37 . .................... United States 300,000 $ 300,774
b,k
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.05% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 250,000 250,192
b,k
Elmwood CLO I Ltd. , 2019-1A , A1R3 , 144A, FRN , 4.78% ,
( 3-month SOFR + 1.12% ), 4/20/37 . .................... United States 300,000 298,650
b,k
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.048% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 350,000 350,276
b,k
Elmwood CLO IV Ltd. , 2020-1A , AR , 144A, FRN , 5.128% ,
( 3-month SOFR + 1.46% ), 4/18/37 . .................... United States 250,000 249,989
b
FIGRE Trust , 2025-FL1 , A1 , 144A, 5.265% , 7/25/55 . ......... United States 121,039 121,015
b,k
FS Rialto , 2021-FL3 , A , 144A, FRN , 5.037% , ( 1-month SOFR +
1.364% ), 11/16/36 . ................................. United States 85,679 85,730
b,k
GoldenTree Loan Management US CLO 11 Ltd. , 2021-11A , AR ,
144A, FRN , 4.748% , ( 3-month SOFR + 1.08% ), 10/20/34 . ... United States 1,300,000 1,300,810
b,k
HalseyPoint CLO 4 Ltd. , 2021-4A , A , 144A, FRN , 5.149% ,
( 3-month SOFR + 1.482% ), 4/20/34 . ................... United States 250,000 250,327
b
Home Partners of America Trust , 2021-2 , C , 144A, 2.402% ,
12/17/26 . ........................................ United States 240,796 236,343
b
J.P. Morgan Mortgage Trust ,
k
2023-HE2, A1, 144A, FRN, 5.373%, (30-day SOFR Average +
1.7%), 3/20/54 .................................... United States 125,305 125,630
2024-CES1, A1A, 144A, 5.919%, 6/25/54 ................ United States 70,254 70,625
b,k
KKR CLO 43 Ltd. , 2022-43A , A2R2 , 144A, FRN , 5.121% ,
( 3-month SOFR + 1.45% ), 4/15/38 . .................... Jersey 820,000 819,742
b,k
KKR CLO 54 Ltd. , 2024-54A , A , 144A, FRN , 4.992% , ( 3-month
SOFR + 1.32% ), 1/15/38 . ............................ United States 337,000 337,256
b,k
KREF Ltd. , 2022-FL3 , A , 144A, FRN , 5.127% , ( 1-month SOFR +
1.45% ), 2/17/39 . .................................. United States 100,089 100,142
k
Long Beach Mortgage Loan Trust , 2004-1 , A2 , FRN , 4.593% ,
( 1-month SOFR + 0.914% ), 2/25/34 . ................... United States 189,525 188,742
b,k
Madison Park Funding XXX Ltd. , 2018-30A , A1R , 144A, FRN ,
5.031% , ( 3-month SOFR + 1.36% ), 7/16/37 . .............. United States 260,000 260,452
k
Morgan Stanley ABS Capital I, Inc. Trust , 2004-HE6 , M1 , FRN ,
4.618% , ( 1-month SOFR + 0.939% ), 8/25/34 . ............. United States 59,573 58,921
b,k
Nassau Ltd. , 2020-1A , A1R , 144A, FRN , 5.224% , ( 3-month SOFR
+ 1.552% ), 1/15/35 . ................................ United States 245,417 245,561
b,k
Neuberger Berman CLO XVII Ltd. , 2014-17A , AR3 , 144A, FRN ,
5.069% , ( 3-month SOFR + 1.4% ), 7/22/38 . ............... United States 350,000 350,262
b,k
Neuberger Berman Loan Advisers CLO 43 Ltd. , 2021-43A , AR ,
144A, FRN , 4.718% , ( 3-month SOFR + 1.05% ), 7/17/36 . .... United States 1,025,000 1,025,546
b,k
Neuberger Berman Loan Advisers CLO 45 Ltd. , 2021-45A , AR ,
144A, FRN , 4.727% , ( 3-month SOFR + 1.06% ), 10/14/36 . ... United States 1,500,000 1,500,966
b,k
Neuberger Berman Loan Advisers CLO 51 Ltd. , 2022-51A , BR2 ,
144A, FRN , 5.068% , ( 3-month SOFR + 1.4% ), 10/23/36 . .... Jersey 400,000 400,007
k
New Century Home Equity Loan Trust , 2003-4 , M1 , FRN , 4.918% ,
( 1-month SOFR + 1.239% ), 10/25/33 . .................. United States 58,246 58,258
b,k
Northwoods Capital 27 Ltd. , 2021-27A , A1R , 144A, FRN , 4.848% ,
( 3-month SOFR + 1.18% ), 10/17/34 . ................... United States 470,000 470,551
b,k
Oaktree CLO Ltd. ,
2021-1A, A1R, 144A, FRN, 5.022%, (3-month SOFR + 1.35%),
1/15/38 ......................................... United States 250,000 250,582
2021-2A, AR, 144A, FRN, 4.642%, (3-month SOFR + 0.97%),
1/15/35 ......................................... United States 1,000,000 1,000,326
b,k
Octagon Investment Partners 49 Ltd. , 2020-5A , ARR , 144A, FRN ,
4.792% , ( 3-month SOFR + 1.12% ), 4/15/37 . .............. United States 820,000 817,339
b,k
OHA Loan Funding Ltd. , 2016-1A , A1R2 , 144A, FRN , 5.128% ,
( 3-month SOFR + 1.46% ), 7/20/37 . .................... United States 363,000 363,962

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
k
Park Place Securities, Inc. , 2004-WCW2 , M3 , FRN , 4.843% ,
( 1-month SOFR + 1.164% ), 10/25/34 . .................. United States 77,339 $ 76,887
b
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 235,871 235,052
b
PK Alift Loan Funding 8 LP , 2026-1 , A , 144A, 4.614% , 9/15/43 . . United States 250,000 247,267
b
PRET LLC , 2026-NPL3 , A1 , 144A, 4.968% , 2/25/56 . ......... United States 697,753 692,557
b,k
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.119% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 320,199 319,924
b,k
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.062% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 250,000 250,198
b,k
Sound Point CLO XXVI Ltd. , 2020-1A , AR , 144A, FRN , 5.099% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 322,000 322,428
b,k
Sound Point CLO XXXII Ltd. , 2021-4A , AR , 144A, FRN , 4.96% ,
( 3-month SOFR + 1.03% ), 10/25/34 . ................... United States 300,000 299,998
b
Stack Infrastructure Issuer LLC , 2026-1A , A2 , 144A, 5% , 3/27/56 . United States 396,000 381,851
b,k
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.572% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 209,853 209,821
b,k
TCW CLO Ltd. , 2020-1A , A1R3 , 144A, FRN , 4.718% , ( 3-month
SOFR + 1.05% ), 4/20/34 . ............................ United States 1,350,000 1,350,064
b,k
Towd Point Mortgage Trust , 2025-HE1 , A1A , 144A, FRN , 5.012% ,
( 30-day SOFR Average + 1.35% ), 7/25/65 . ............... United States 79,906 79,948
b,k
Trinitas CLO XVIII Ltd. , 2021-18A , A1R , 144A, FRN , 4.888% ,
( 3-month SOFR + 1.22% ), 1/20/35 . .................... United States 250,000 250,089
b
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 . ......... United States 104,693 104,186
b,k
Venture 41 CLO Ltd. , 2021-41A , A1RR , 144A, FRN , 4.798% ,
( 3-month SOFR + 1.13% ), 1/20/34 . .................... United States 710,000 710,771
b,k
Venture XIX CLO Ltd. , 2014-19A , ARR , 144A, FRN , 5.194% ,
( 3-month SOFR + 1.522% ), 1/15/32 . ................... United States 62,280 62,352
b,k
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.114% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 77,258 77,353
b,k
Voya CLO Ltd. , 2019-3A , AR , 144A, FRN , 5.009% , ( 3-month
SOFR + 1.342% ), 10/17/32 . .......................... United States 163,646 163,811
b,k
Warwick Capital CLO 3 Ltd. , 2024-3A , A1 , 144A, FRN , 5.318% ,
( 3-month SOFR + 1.65% ), 4/20/37 . .................... Jersey 250,000 250,743
b,k
Wind River CLO Ltd. , 2021-4A , AR , 144A, FRN , 4.9% , ( 3-month
SOFR + 1.23% ), 1/20/35 . ............................ United States 250,000 250,075
b,k
Wise CLO Ltd. , 2024-2A , A , 144A, FRN , 5.132% , ( 3-month SOFR
+ 1.46% ), 7/15/37 . ................................. United States 350,000 350,923
b,k
Zais CLO 16 Ltd. , 2020-16A , A1R2 , 144A, FRN , 4.798% ,
( 3-month SOFR + 1.13% ), 10/20/34 . ................... United States 360,000 360,458
28,086,563
a a a a a a
Total Asset-Backed Securities (Cost $28,680,440) .............................
28,680,775
Commercial Mortgage-Backed Securities 0.5%
Financial Services 0.5%
b
1166 Avenue of the Americas Commercial Mortgage Trust II ,
2005-C6A , A3 , 144A, 5.69% , 10/13/37 .................. United States 700,000 715,800
b,m,n
Arbor Multifamily Mortgage Securities Trust , 2020-MF1 , XA , IO,
144A, FRN , 0.925% , 5/15/53 ......................... United States 3,996,123 120,678
m,n
BANK ,
2019-BN20, XA, IO, FRN, 0.806%, 9/15/62 .............. United States 3,643,705 86,211
2020-BN26, XA, IO, FRN, 1.19%, 3/15/63 ............... United States 1,726,719 58,879
m,n
BANK5 Trust ,
2024-5YR7, XA, IO, FRN, 1.334%, 6/15/57 .............. United States 6,792,180 250,926
2025-5YR18, XA, IO, FRN, 1.048%, 12/15/58 ............. United States 7,145,779 311,070
Barclays Commercial Mortgage Trust ,
2019-C3, C, 4.178%, 5/15/52 ......................... United States 187,000 170,660

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Barclays Commercial Mortgage Trust, (continued)
m,n
2019-C4, XA, IO, FRN, 1.514%, 8/15/52 ................. United States 4,303,411 $ 164,626
n
BBCMS Mortgage Trust ,
2026-5C40, AS, FRN, 5.529%, 2/15/59 ................. United States 168,000 170,482
2026-5C40, C, FRN, 5.813%, 2/15/59 .................. United States 228,000 227,551
Benchmark Mortgage Trust ,
m,n
2020-B22, XA, IO, FRN, 1.489%, 1/15/54 ................ United States 1,715,368 97,015
n
2025-V16, B, FRN, 6.13%, 8/15/58 ..................... United States 261,000 270,513
n
2025-V19, AS, FRN, 5.597%, 1/15/58 ................... United States 202,000 205,384
2026-V21, AS, 5.506%, 3/15/31 ....................... United States 434,000 439,464
m,n
2026-V21, XA, IO, FRN, 1.648%, 11/15/30 ............... United States 2,165,000 136,525
b
BX Trust ,
n
2025-ARIA, C, 144A, FRN, 5.517%, 12/13/42 ............. United States 367,000 366,294
k
2025-VOLT, A, 144A, FRN, 5.373%, (1-month SOFR + 1.7%),
12/15/44 ........................................ United States 186,000 185,757
n
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 266,000 243,998
n
CFCRE Commercial Mortgage Trust ,
b
2011-C2, D, 144A, FRN, 5.249%, 12/15/47 ............... United States 28,519 28,119
b
2011-C2, E, 144A, FRN, 5.249%, 12/15/47 ............... United States 214,000 202,479
2017-C8, B, FRN, 4.199%, 6/15/50 .................... United States 193,000 187,346
n
CGMS Commercial Mortgage Trust , 2017-B1 , AS , FRN , 3.711% ,
8/15/50 ......................................... United States 160,000 156,471
Citigroup Commercial Mortgage Trust , 2020-GC46 , A2 , 2.708% ,
2/15/53 ......................................... United States 391,426 370,054
COMM Mortgage Trust ,
b,n
2013-CR13, D, 144A, FRN, 6.702%, 11/10/46 ............ United States 206,584 116,976
n
2014-CR17, C, FRN, 4.471%, 5/10/47 .................. United States 452,000 427,239
b,n
2014-CR17, D, 144A, FRN, 4.535%, 5/10/47 ............. United States 285,000 241,829
n
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................. United States 97,333 96,105
n
2015-CR22, B, FRN, 3.926%, 3/10/48 .................. United States 201,279 193,442
2015-DC1, AM, 3.724%, 2/10/48 ...................... United States 72,320 71,230
n
2015-LC19, C, FRN, 4.408%, 2/10/48 .................. United States 283,897 276,989
b,n
2015-LC23, D, 144A, FRN, 3.685%, 10/10/48 ............. United States 336,000 290,983
b,m,n
Credit Suisse Commercial Mortgage Trust , 2007-C2 , AX , IO,
144A, FRN , 0.048% , 1/15/49 ......................... United States 1,066,235 249
CSAIL Commercial Mortgage Trust ,
n
2016-C7, AS, FRN, 3.958%, 11/15/49 ................... United States 323,000 319,499
2019-C17, AS, 3.278%, 9/15/52 ....................... United States 289,000 263,253
m,n
2020-C19, XA, IO, FRN, 1.085%, 3/15/53 ................ United States 6,216,690 199,692
m,n
2021-C20, XA, IO, FRN, 0.987%, 3/15/54 ................ United States 2,561,181 91,270
b,n
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.294% ,
8/10/44 ......................................... United States 541,845 529,977
b,n
GS Mortgage Securities Corp. Trust , 2017-375H , A , 144A, FRN ,
3.475% , 9/10/37 ................................... United States 378,000 367,967
n
GS Mortgage Securities Trust ,
m
2014-GC22, XA, IO, FRN, 0.378%, 6/10/47 .............. United States 1,198,234 6,665
2015-GC30, B, FRN, 3.887%, 5/10/50 .................. United States 376,152 366,090
m
2019-GC38, XA, IO, FRN, 1.005%, 2/10/52 .............. United States 5,335,004 130,186
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
b,n
2012-C6, E, 144A, FRN, 4.967%, 5/15/45 ............... United States 205,000 202,875
2016-JP3, AS, 3.144%, 8/15/49 ....................... United States 376,000 365,105
n
JPMBB Commercial Mortgage Securities Trust ,
2014-C18, B, FRN, 4.474%, 2/15/47 ................... United States 290,762 289,005
2014-C18, C, FRN, 4.474%, 2/15/47 ................... United States 275,000 268,807
2014-C23, B, FRN, 4.537%, 9/15/47 ................... United States 209,510 207,276
2014-C23, C, FRN, 4.537%, 9/15/47 ................... United States 503,000 488,564

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
n
JPMBB Commercial Mortgage Securities Trust, (continued)
2014-C24, AS, FRN, 3.914%, 11/15/47 .................. United States 400,000 $ 389,610
n
JPMCC Commercial Mortgage Securities Trust , 2017-JP5 , AS ,
FRN , 3.876% , 3/15/50 .............................. United States 251,000 244,846
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 585,000 579,677
b,n
MAD Commercial Mortgage Trust ,
2025-11MD, C, 144A, FRN, 5.255%, 10/15/42 ............ United States 263,000 265,025
2025-11MD, D, 144A, FRN, 5.935%, 10/15/42 ............ United States 258,000 262,418
Morgan Stanley Bank of America Merrill Lynch Trust ,
n
2013-C10, B, FRN, 3.951%, 7/15/46 ................... United States 451,573 429,304
n
2013-C10, C, FRN, 3.951%, 7/15/46 ................... United States 275,000 254,612
n
2015-C21, B, FRN, 3.854%, 3/15/48 ................... United States 431,352 422,711
n
2015-C22, B, FRN, 3.883%, 4/15/48 ................... United States 169,000 157,145
n
2015-C22, C, FRN, 3.97%, 4/15/48 .................... United States 357,000 312,059
2025-5C2, AS, 5.384%, 11/15/58 ...................... United States 110,000 111,468
Morgan Stanley Capital I Trust ,
n
2016-UB12, AS, FRN, 3.778%, 12/15/49 ................ United States 200,000 191,182
2018-L1, A3, 4.139%, 10/15/51 ....................... United States 208,536 207,725
b
One Bryant Park Trust , 2019-OBP , A , 144A, 2.516% , 9/15/54 .. United States 257,000 237,660
b,k
SHRN Trust , 2025-MF18 , A , 144A, FRN , 4.873% , ( 1-month SOFR
+ 1.2% ), 10/15/40 ................................. United States 280,000 279,656
m,n
UBS Commercial Mortgage Trust ,
2017-C7, XA, IO, FRN, 0.964%, 12/15/50 ................ United States 3,042,594 40,458
2018-C8, XA, IO, FRN, 0.807%, 2/15/51 ................. United States 6,743,618 82,325
b
VCAT LLC , 2026-NPL2 , A1 , 144A, 5.062% , 2/25/56 .......... United States 1,565,735 1,559,858
b,n
VEGAS , 2024-GCS , D , 144A, FRN , 6.217% , 7/10/36 ......... United States 246,000 245,216
m,n
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.35% , 11/15/48 ................................... United States 5,641 6
Wells Fargo Commercial Mortgage Trust ,
b,n
2013-LC12, D, 144A, FRN, 3.744%, 7/15/46 ............. United States 256,000 175,357
2016-BNK1, AS, 2.814%, 8/15/49 ...................... United States 274,000 265,121
b
2016-C33, D, 144A, 3.123%, 3/15/59 ................... United States 255,417 249,830
m,n
2016-LC25, XA, IO, FRN, 0.787%, 12/15/59 .............. United States 3,815,950 8,687
m,n
2019-C52, XA, IO, FRN, 1.563%, 8/15/52 ................ United States 4,718,986 191,312
n
2020-C57, C, FRN, 4.023%, 8/15/53 ................... United States 168,000 153,738
m,n
2024-5C1, XA, IO, FRN, 1.025%, 7/15/57 ................ United States 3,983,215 111,852
n
WFRBS Commercial Mortgage Trust ,
b,o
2011-C3, D, 144A, FRN, 5.415%, 3/15/44 ............... United States 206,195 75,775
b
2013-C15, D, 144A, FRN, 4.152%, 8/15/46 .............. United States 201,003 141,707
2014-C21, B, FRN, 4.213%, 8/15/47 ................... United States 566,639 558,934
m
2014-C22, XA, IO, FRN, 0.171%, 9/15/57 ................ United States 1,912,235 223
19,183,072
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $19,674,983) ..............
19,183,072
Mortgage-Backed Securities 5.2%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.2%
FHLMC Pool, 30 Year, 2.5%, 8/01/50 - 8/01/51 ............. United States 1,516,237 1,292,923
FHLMC Pool, 30 Year, 3%, 1/01/48 ...................... United States 3,234,155 2,903,528
FHLMC Pool, 30 Year, 4%, 9/01/45 ...................... United States 92,327 88,998
FHLMC Pool, 30 Year, 5.5%, 5/01/53 - 9/01/53 ............. United States 1,693,160 1,727,385
FHLMC Pool, 30 Year, 6%, 5/01/53 ...................... United States 1,102,335 1,137,628
FHLMC Pool, 30 Year, 6.5%, 5/01/53 ..................... United States 108,988 112,752
7,263,214

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate 4.1%
FNMA, 2.73%, 9/01/29 ............................... United States 259,391 $ 248,208
FNMA, 3.5%, 6/01/56 - 10/01/56 ........................ United States 1,924,568 1,760,449
FNMA, 4%, 1/01/57 .................................. United States 359,402 340,510
FNMA, 5.28%, 12/01/28 .............................. United States 218,000 223,752
FNMA, 30 Year, 2.5%, 7/01/50 - 8/01/51 .................. United States 10,354,788 8,820,749
FNMA, 30 Year, 3%, 4/01/46 - 4/01/52 .................... United States 4,528,038 4,076,943
FNMA, 30 Year, 3.5%, 11/01/51 - 4/01/52 ................. United States 1,476,796 1,362,293
FNMA, 30 Year, 4.5%, 2/01/39 - 4/01/39 .................. United States 9,377 9,286
FNMA, 30 Year, 6%, 5/01/53 - 6/01/53 .................... United States 1,272,710 1,306,991
FNMA, 30 Year, 6.5%, 5/01/53 ......................... United States 54,003 56,104
p
Uniform Mortgage-Backed Securities, 2%, TBA, 4/25/56 ...... United States 1,320,000 1,063,528
p
Uniform Mortgage-Backed Securities, 2.5%, TBA, 4/25/41 ..... United States 14,000,000 13,229,353
p
Uniform Mortgage-Backed Securities, 2.5%, TBA, 4/25/56 ..... United States 38,460,000 32,342,456
p
Uniform Mortgage-Backed Securities, 3.5%, TBA, 4/25/56 ..... United States 12,780,000 11,717,706
p
Uniform Mortgage-Backed Securities, 4.5%, TBA, 4/25/56 ..... United States 34,000,000 32,678,270
p
Uniform Mortgage-Backed Securities, 5%, TBA, 4/25/41 ...... United States 1,080,000 1,088,055
p
Uniform Mortgage-Backed Securities, 5%, TBA, 4/25/56 ...... United States 30,200,000 29,788,103
p
Uniform Mortgage-Backed Securities, 5.5%, TBA, 4/25/56 ..... United States 17,220,000 17,265,968
157,378,724
Government National Mortgage Association (GNMA) Fixed Rate 0.9%
GNMA II, 30 Year, 5.5%, 7/20/53 ........................ United States 1,150,634 1,175,887
p
GNMA II, Single-family, 30 Year, 2%, 4/15/56 ............... United States 650,000 537,113
GNMA II, Single-family, 30 Year, 3%, 8/20/49 - 1/20/54 ....... United States 13,092,900 11,732,841
p
GNMA II, Single-family, 30 Year, 3%, 4/15/56 ............... United States 16,000,000 14,286,496
GNMA II, Single-family, 30 Year, 4%, 2/20/48 ............... United States 2,316,346 2,212,906
GNMA II, Single-family, 30 Year, 4.5%, 5/20/49 ............. United States 36,988 35,892
p
GNMA II, Single-family, 30 Year, 5%, 4/15/56 ............... United States 820,000 812,240
GNMA II, Single-family, 30 Year, 5.5%, 3/20/53 - 7/20/53 ...... United States 1,750,136 1,789,384
GNMA II, Single-family, 30 Year, 6%, 12/20/48 - 11/20/53 ...... United States 1,047,245 1,089,327
33,672,086
Total Mortgage-Backed Securities (Cost $203,053,384) .........................
198,314,024
Residential Mortgage-Backed Securities 0.4%
Financial Services 0.4%
b
A&D Mortgage Trust , 2023-NQM4 , A1 , 144A, 7.472% , 9/25/68 . United States 181,154 182,747
k
Alternative Loan Trust ,
2005-59, 1A1, FRN, 4.45%, (1-month SOFR + 0.774%),
11/20/35 ........................................ United States 212,798 204,918
2005-65CB, 2A1, FRN, 4.218%, (1-month SOFR + 0.539%),
12/25/35 ........................................ United States 388,883 231,748
2006-OA10, 4A1, FRN, 4.173%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 544,725 486,061
2006-OA19, A1, FRN, 3.97%, (1-month SOFR + 0.294%),
2/20/47 ......................................... United States 181,391 148,386
2006-OA7, 1A2, FRN, 4.799%, (12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 294,469 293,276
k
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN ,
3.983% , ( 1-month SOFR + 0.304% ), 5/25/47 ............. United States 313,273 190,184
b
Angel Oak Mortgage Trust , 2024-9 , A1 , 144A, 5.138% , 9/25/69 . United States 219,527 219,434
b,n
Arroyo Mortgage Trust ,
2019-1, A3, 144A, FRN, 4.208%, 1/25/49 ................ United States 23,200 22,740
2019-3, A3, 144A, FRN, 3.416%, 10/25/48 ............... United States 34,735 33,446
b
BRAVO Residential Funding Trust , 2023-NQM5 , A1 , 144A,
6.505% , 6/25/63 ................................... United States 175,979 176,258

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,n
Bunker Hill Loan Depositary Trust , 2020-1 , A2 , 144A, FRN , 2.6% ,
2/25/55 ......................................... United States 187,001 $ 185,569
b,k
Chase Home Lending Mortgage Trust ,
2025-10, A11, 144A, FRN, 4.962%, ( 30-day SOFR Average +
1.3%), 7/25/56 .................................... United States 85,154 85,310
2025-7, A11, 144A, FRN, 5.062%, (30-day SOFR Average +
1.4%), 5/25/56 .................................... United States 74,035 74,251
n
Citigroup Mortgage Loan Trust, Inc. , 2005-2 , 1A2A , FRN , 5.691% ,
5/25/35 ......................................... United States 57,347 56,856
b
Cross Mortgage Trust ,
2024-H4, A1, 144A, 6.147%, 7/25/69 ................... United States 128,509 129,575
n
2024-H8, A1, 144A, FRN, 5.549%, 12/25/69 .............. United States 632,691 635,122
b,n
CSMC Trust , 2021-RPL4 , A1 , 144A, FRN , 4.151% , 12/27/60 ... United States 127,123 126,772
b,k
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 5.312%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 21,488 21,492
2021-DNA6, M2, 144A, FRN, 5.162%, ( 30-day SOFR Average
+ 1.5%), 10/25/41 ................................. United States 158,971 159,159
2021-DNA7, M2, 144A, FRN, 5.462%, (30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 521,000 522,462
2022-DNA2, M1A, 144A, FRN, 4.962%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 42,355 42,359
2022-DNA3, M1B, 144A, FRN, 6.562%, (30-day SOFR Average
+ 2.9%), 4/25/42 .................................. United States 17,000 17,313
2022-DNA5, M1A, 144A, FRN, 6.612%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 205,807 208,909
2022-DNA6, M1A, 144A, FRN, 5.812%, (30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 12,979 13,007
2022-DNA6, M1B, 144A, FRN, 7.362%, (30-day SOFR Average
+ 3.7%), 9/25/42 .................................. United States 18,000 18,573
2022-HQA1, M1A, 144A, FRN, 5.762%, (30-day SOFR Average
+ 2.1%), 3/25/42 .................................. United States 1,838 1,840
2023-DNA1, M1A, 144A, FRN, 5.761%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 75,295 76,034
2023-HQA2, M1A, 144A, FRN, 5.662%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 11,773 11,778
2023-HQA3, A1, 144A, FRN, 5.512%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 58,136 58,560
2023-HQA3, M1, 144A, FRN, 5.512%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 28,014 28,151
2025-DNA1, A1, 144A, FRN, 4.612%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 360,570 360,085
2025-DNA3, M1, 144A, FRN, 4.762%, (30-day SOFR Average
+ 1.1%), 9/25/45 .................................. United States 194,946 194,947
2025-DNA4, M1, 144A, FRN, 4.762%, (30-day SOFR Average
+ 1.1%), 10/25/45 ................................. United States 125,548 125,560
FNMA ,
m,n
2001-79, BI, IO, FRN, 0.259%, 3/25/45 ................. United States 35,533 217
m,n
2002-W8, 1, IO, FRN, 0.286%, 6/25/42 ................. United States 131,396 428
2003-34, P1, Strip, 4/25/43 ........................... United States 4,314 3,986
k
FNMA Connecticut Avenue Securities Trust ,
2016-C03, 2M2, FRN, 9.676%, (30-day SOFR Average +
6.014%), 10/25/28 ................................. United States 11,303 11,342
2016-C04, 1M2, FRN, 8.026%, (30-day SOFR Average +
4.364%), 1/25/29 .................................. United States 205,808 208,174
2016-C05, 2M2, FRN, 8.226%, (30-day SOFR Average +
4.564%), 1/25/29 .................................. United States 160,829 162,195

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
k
FNMA Connecticut Avenue Securities Trust, (continued)
2016-C06, 1M2, FRN, 8.026%, (30-day SOFR Average +
4.364%), 4/25/29 .................................. United States 120,962 $ 122,161
2016-C07, 2M2 , FRN, 8.126%, (30-day SOFR Average +
4.464%), 5/25/29 .................................. United States 175,079 178,262
2018-C02, 2M2, FRN, 5.976%, (30-day SOFR Average +
2.314%), 8/25/30 .................................. United States 6,863 6,955
b
2021-R03, 1M2, 144A, FRN, 5.312%, ( 30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 154,442 154,734
b
2022-R01, 1M1, 144A, FRN, 4.662%, (30-day SOFR Average +
1%), 12/25/41 .................................... United States 14,194 14,182
b
2022-R03, 1M2, 144A, FRN, 7.162%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 75,000 76,491
b
2022-R04, 1M2, 144A, FRN, 6.762%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 74,000 75,059
b
2022-R05, 2M1, 144A, FRN, 5.562%, (30-day SOFR Average +
1.9%), 4/25/42 .................................... United States 5,545 5,549
b
2022-R05, 2M2, 144A, FRN, 6.662%, (30-day SOFR Average +
3%), 4/25/42 ..................................... United States 581,000 589,507
b
2022-R09, 2M1, 144A, FRN, 6.162%, (30-day SOFR Average +
2.5%), 9/25/42 .................................... United States 53,059 53,573
b
2023-R06, 1M1, 144A, FRN, 5.362%, ( 30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 20,821 20,858
b
2023-R07, 2M1, 144A, FRN, 5.612%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 9,041 9,056
b
2024-R03, 2M1, 144A, FRN, 4.812%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 12,210 12,202
b
2024-R04, 1M1, 144A, FRN, 4.762%, (30-day SOFR Average +
1.1%), 5/25/44 .................................... United States 13,419 13,413
b
2024-R06, 1A1, 144A, FRN, 4.812%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 143,265 143,288
b
2025-R01, 1A1, 144A, FRN, 4.612%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 138,425 138,148
b
2025-R01, 1M1, 144A, FRN, 4.762%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 88,809 88,688
b
2025-R02, 1A1, 144A, FRN, 4.662%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 135,822 135,667
b
2025-R02, 1M1, 144A, FRN, 4.812%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 217,215 217,169
b
2025-R03, 2A1, 144A, FRN, 5.112%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 20,795 20,844
b
2025-R04, 1A1, 144A, FRN, 4.662%, (30-day SOFR Average +
1%), 5/25/45 ..................................... United States 101,416 101,482
b
2025-R04, 1M1, 144A, FRN, 4.862%, (30-day SOFR Average +
1.2%), 5/25/45 .................................... United States 221,594 221,781
b
2025-R06, 1A1, 144A, FRN, 4.562%, (30-day SOFR Average +
0.9%), 9/25/45 .................................... United States 209,570 209,197
b
2026-R01, 2A1, 144A, FRN, 4.512%, (30-day SOFR Average +
0.85%), 1/25/46 ................................... United States 344,262 342,365
b
2026-R01, 2M1, 144A, FRN, 4.662%, (30-day SOFR Average +
1%), 1/25/46 ..................................... United States 390,589 390,702
b
2026-R02, 1M1, 144A, FRN, 4.712%, (30-day SOFR Average +
1.05%), 2/25/46 ................................... United States 323,421 321,787
b
J.P. Morgan Mortgage Trust ,
k
2024-10, A11, 144A, FRN, 4.912%, ( 30-day SOFR Average +
1.25%), 3/25/55 ................................... United States 104,270 104,541
2024-VIS2, A1, 144A, 5.853%, 11/25/64 ................. United States 173,140 174,201

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
J.P. Morgan Mortgage Trust, (continued)
k
2025-1, A11, 144A, FRN, 4.912%, (30-day SOFR Average +
1.25%), 6/25/55 ................................... United States 146,978 $ 147,358
b
MFA Trust ,
2023-INV2, A1, 144A, 6.775%, 10/25/58 ................. United States 156,626 157,659
2025-NQM3, A1, 144A, 5.261%, 8/25/70 ................ United States 118,594 118,553
b
Mill City Mortgage Loan Trust , 2023-NQM2 , A1 , 144A, 6.24% ,
12/25/67 ........................................ United States 327,102 326,154
b,n
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.491% , 8/26/47 .............................. United States 23,160 23,189
b
OBX Trust ,
2023-NQM4, A1, 144A, 6.113%, 3/25/63 ................ United States 255,946 255,601
k
2025-J2, AF, 144A, FRN, 4.962%, (30-day SOFR Average +
1.3%), 9/25/55 .................................... United States 101,268 101,528
b,n
Onity Loan Investment Trust , 2025-HB1 , A , 144A, FRN , 3% ,
6/25/38 ......................................... United States 44,980 44,132
b
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 .......... United States 123,767 122,857
b
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............ United States 267,673 265,051
b
PRPM Trust , 2024-NQM2 , A1 , 144A, 6.327% , 6/25/69 ........ United States 673,448 679,879
b
Starwood Mortgage Residential Trust ,
2020-2, M1E, 144A, 3%, 4/25/60 ...................... United States 188,572 187,057
n
2020-3, A3, 144A, FRN, 2.591%, 4/25/65 ................ United States 407,000 371,857
b,k
Station Place Securitization Trust ,
2025-1, A, 144A, FRN, 4.578%, (1-month SOFR + 0.9%),
7/23/26 ......................................... United States 646,000 651,269
2025-3, A, 144A, FRN, 4.578%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 650,000 652,353
2025-7, A, 144A, FRN, 4.578%, (1-month SOFR + 0.9%),
11/24/26 ........................................ United States 653,000 654,502
b,k
Structured Agency Credit Risk , 2026-DNA1 , M1 , 144A, FRN ,
4.662% , ( 30-day SOFR Average + 1% ), 2/25/46 ........... United States 136,539 136,131
k
Structured Asset Mortgage Investments II Trust , 2007-AR7 , 1A1 ,
FRN , 5.493% , ( 1-month SOFR + 0.964% ), 5/25/47 ......... United States 485,252 403,527
b,n
Towd Point Mortgage Trust , 2016-5 , M2 , 144A, FRN , 3.375% ,
10/25/56 ........................................ United States 177,000 167,914
WaMu Mortgage Pass-Through Certificates Trust ,
k
2005-AR11, A1B3, FRN, 4.593%, (1-month SOFR + 0.914%),
8/25/45 ......................................... United States 101,514 101,051
k
2005-AR9, A1C3, FRN, 4.753%, (1-month SOFR + 1.074%),
7/25/45 ......................................... United States 76,954 76,135
n
2007-HY2, 1A1, FRN, 4.108%, 12/25/36 ................ United States 180,934 167,321
15,482,164
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $15,449,520) ...............
15,482,164
Agency Commercial Mortgage-Backed Securities 0.5%
Financial Services 0.5%
FHLMC ,
k
3065, DC, FRN, 8.5%, (-3 x 30-day SOFR Average + 19.517%),
3/15/35 ......................................... United States 9,603 9,924
k
406, F30, FRN, 4.812%, ( 30-day SOFR Average + 1.15%),
10/25/53 ........................................ United States 234,262 236,728
k,m
4326, GS, IO, FRN, 2.263%, (-1 x 30-day SOFR Average +
5.936%), 4/15/44 .................................. United States 2,434,175 240,683
m
5010, IA, IO, 3.5%, 9/25/50 .......................... United States 1,685,750 302,380
m
5024, HI, IO, 4.5%, 10/25/50 ......................... United States 2,127,170 500,879

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FHLMC, (continued)
m
5036, IK, IO, 4%, 4/25/50 ............................ United States 2,278,073 $ 480,675
m
5079, BI, IO, 5.5%, 2/25/51 .......................... United States 1,400,846 238,435
m
5104, HI, IO, 3.5%, 6/25/49 .......................... United States 3,111,053 574,172
m
5121, KI, IO, 4%, 6/25/51 ............................ United States 2,342,240 570,137
m
5134, IB, IO, 4%, 8/25/51 ............................ United States 2,810,439 560,795
m
5138, YI, IO, 4.5%, 12/25/49 ......................... United States 3,093,720 850,514
m
5142, AI, IO, 3.5%, 9/25/51 .......................... United States 2,790,939 525,300
m
5236, KI, IO, 4%, 11/25/51 ........................... United States 6,655,703 1,342,383
k
5387, DF, FRN, 4.862%, (30-day SOFR Average + 1.2%),
3/25/54 ......................................... United States 707,901 713,933
k
5393, FA, FRN, 4.862%, ( 30-day SOFR Average + 1.2%),
12/25/53 ........................................ United States 756,865 763,316
k
5438, FC, FRN, 4.762%, (30-day SOFR Average + 1.1%),
8/25/54 ......................................... United States 388,076 390,394
k
5440, FH, FRN, 4.762%, (30-day SOFR Average + 1.1%),
7/25/54 ......................................... United States 1,019,121 1,025,187
k
5446, DF, FRN, 4.812%, (30-day SOFR Average + 1.15%),
8/25/54 ......................................... United States 685,141 690,137
k
5466, FG, FRN, 4.612%, (30-day SOFR Average + 0.95%),
10/25/54 ........................................ United States 1,684,825 1,688,652
FNMA ,
m
2020-31, BI, IO, 4%, 5/25/50 ......................... United States 918,605 181,581
m
2020-96, JI, IO, 3%, 1/25/51 .......................... United States 4,018,756 663,200
m
2021-28, NI, IO, 3%, 5/25/41 ......................... United States 3,421,596 330,156
m
2021-45, MI, IO, 2.5%, 2/25/49 ........................ United States 3,641,167 447,072
m
2021-65, LI, IO, 3.5%, 10/25/51 ....................... United States 2,021,891 393,330
k
2024-77, DF, FRN, 4.862%, (30-day SOFR Average + 1.2%),
10/25/53 ........................................ United States 175,687 177,337
k
2024-82, FE, FRN, 4.612%, ( 30-day SOFR Average + 0.95%),
11/25/54 ........................................ United States 244,139 244,689
k
2024-89, FA, FRN, 4.862%, (30-day SOFR Average + 1.2%),
12/25/54 ........................................ United States 344,651 347,585
k
2024-98, FA, FRN, 4.812%, (30-day SOFR Average + 1.15%),
12/25/53 ........................................ United States 213,501 215,043
k
2025-25, FB, FRN, 4.612%, (30-day SOFR Average + 0.95%),
4/25/55 ......................................... United States 541,219 542,321
k
2025-41, FA, FRN, 4.812%, (30-day SOFR Average + 1.15%),
6/25/54 ......................................... United States 161,112 162,388
GNMA ,
m,n
2015-H26, EI, IO, FRN, 1.748%, 10/20/65 ............... United States 397,578 14,393
m,n
2016-H16, LI, IO, FRN, 2.705%, 7/20/66 ................ United States 1,178,143 62,456
m,n
2020-103, IO, FRN, 0.854%, 1/16/63 ................... United States 3,502,014 222,187
m
2021-117, MI, IO, 3.5%, 5/20/42 ....................... United States 3,431,723 530,141
m
2021-214, AI, IO, 4%, 12/20/51 ....................... United States 2,075,551 411,218
m
2021-27, IT, IO, 3%, 2/20/51 .......................... United States 2,350,212 400,477
m
2022-30, IG, IO, 3%, 2/20/52 ......................... United States 7,443,421 1,122,295
m
2022-60, IY, IO, 3%, 2/20/52 ......................... United States 3,782,096 561,249
k
2023-152, FB, FRN, 4.823%, (30-day SOFR Average + 1.15%),
4/20/51 ......................................... United States 402,021 410,321
k
2024-78, QF, FRN, 4.773%, (30-day SOFR Average + 1.1%),
5/20/54 ......................................... United States 392,706 394,688
k,m
2025-120, SD, IO, FRN, 2.21%, (-1 x 1-month SOFR +
5.886%), 10/20/49 ................................. United States 2,662,530 291,453

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
k
2025-169, FC, FRN, 4.673%, (30-day SOFR Average + 1%),
10/20/55 ........................................ United States 457,217 $ 458,855
20,289,059
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $18,402,515) .......
20,289,059
Municipal Bonds 0.1%
Alabama 0.0%
†
Alabama Economic Settlement Authority , BP Settlement Fund ,
Revenue , 2016 B , 4.263% , 9/15/32 .................... United States 290,000 287,598
California 0.0%
†
State of California , GO , 4.35% , 11/01/32 ..................
United States 250,000 249,424
Florida 0.0%
†
State Board of Administration Finance Corp. , Florida Hurricane
Catastrophe Fund , Revenue , 2024 A , 5.526% , 7/01/34 ...... United States 175,000 183,512
Illinois 0.0%
†
City of Chicago , GO , 2017 B , PEDM , 7.045% , 1/01/29 ........
United States 90,000 92,043
q
State of Illinois , GO , 2026 A , 4.854% , 4/01/32 .............. United States 205,000 208,042
300,085
Pennsylvania 0.0%
†
Philadelphia Authority for Industrial Development , City of
Philadelphia , Revenue , 2004 , NATL Insured , 6.55% , 10/15/28 United States 155,000 163,683
Redevelopment Authority of the City of Philadelphia , City of
Philadelphia , Revenue , 2026 A , 4.132% , 11/01/30 ......... United States 105,000 104,487
268,170
South Carolina 0.1%
South Carolina Public Service Authority , Revenue , 2009 F , 5.74% ,
1/01/30 ......................................... United States 375,000 387,110
Virginia 0.0%
†
Virginia Commonwealth University , Revenue , 2020 B , Refunding ,
2.124% , 11/01/30 .................................. United States 180,000 164,930
Total Municipal Bonds (Cost $1,852,241) .....................................
1,840,829
Total Long Term Investments (Cost $2,658,438,392) ...........................
3,584,430,491
a
Short Term Investments 9.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers 2.2%
b,r
Coca-Cola Co. (The) , 144A, 3.66% , 4/07/26 ............... United States 20,000,000 19,985,766
b,r
Gotham Funding Corp. , 144A, 3.9% , 6/16/26 ............... United States 19,000,000 18,842,741
b,r
Nestle Finance International Ltd. , 144A, 3.75% , 5/05/26 ...... United States 18,500,000 18,432,827
b,r
TotalEnergies Capital SA , 144A, 3.75% , 4/20/26 ............ France 19,000,000 18,960,533
b,r
Walmart, Inc. , 144A, 3.74% , 5/05/26 ..................... United States 9,000,000 8,967,406
Total Commercial Papers (Cost $85,193,538) .................................
85,189,273
a a a

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.4%
r,s
U.S. Treasury Bills ,
3.47%, 4/23/26 ................................... United States 6,000,000 $ 5,986,709
3.58%, 7/16/26 ................................... United States 10,700,000 10,587,260
16,573,969
Total U.S. Government and Agency Securities (Cost $16,576,224) ...............
16,573,969
Shares
Management Investment Companies 6.0%
t,u
Putnam Short Term Investment Fund, Class P, 3.821% ....... United States 225,139,647 225,139,647
Total Management Investment Companies (Cost $225,139,647) .................
225,139,647
Money Market Funds 0.4%
u,v
JPM USD Treasury CNAV Fund, 3.49% ................... Luxembourg 64,337 64,337
t,u,v
Putnam Government Money Market Fund, Class G, 3.489% ... United States 14,031,292 14,031,292
Total Money Market Funds (Cost $14,095,629) ................................
14,095,629
Principal
Amount
*
Repurchase Agreements 0.4%
w
Joint tri-party repurchase agreement with Banc of America
Securities LLC, 3.67%, 4/01/26 (Maturity Value $2,753,057)
Collateralized by U.S. Government and Agency Securities,
3.44% - 7%, 11/01/35 - 12/01/55 and Collateralized by Agency
Mortgage-Backed Securities, 3% - 6.5%, 1/20/46 - 2/15/61
(valued at $2,807,832) .............................. 2,752,776 2,752,776
w
Joint tri-party repurchase agreement with Bank of Nova Scotia
(The), 3.66%, 4/01/26 (Maturity Value $395,710)
Collateralized by U.S. Treasury Bonds, 0.25% - 0.75%, 2/15/42
- 2/15/50 and Collateralized by U.S. Treasury Notes, 0.125% -
4.375%, 4/30/28 - 5/15/34 (valued at $403,625) ........... 395,670 395,670
w
Joint tri-party repurchase agreement with BNP Paribas Securities
Co., 3.67%, 4/01/26 (Maturity Value $1,778,937)
Collateralized by U.S. Government and Agency Securities,
1.968% - 7%, 12/01/27 - 4/01/56 (valued at $1,814,516) ..... 1,778,755 1,778,755
w
Joint tri-party repurchase agreement with Citigroup Global
Markets, Inc., 3.67%, 4/01/26 (Maturity Value $2,740,213)
Collateralized by U.S. Treasury Bonds, 2.125%, 2/15/41 and
U.S. Treasury Notes, 2.375% - 4.625%, 9/15/28 - 10/15/28
(valued at $2,794,733) .............................. 2,739,934 2,739,934
w
Joint tri-party repurchase agreement with HSBC Securities USA,
Inc., 3.67%, 4/01/26 (Maturity Value $5,653,001)
Collateralized by U.S. Government and Agency Securities,
1.17% - 7.5%, 8/01/30 - 3/01/56 (valued at $5,766,061) ..... 5,652,425 5,652,425

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements
(continued)
w
Joint tri-party repurchase agreement with Royal Bank of Canada,
3.67%, 4/01/26 (Maturity Value $2,656,911)
Collateralized by U.S. Treasury Bonds, 1.625% - 4.625%,
2/15/40 - 11/15/54 and Collateralized by U.S. Treasury Notes,
3.625% - 4.625%, 4/30/27 - 2/15/34 (valued at $2,709,773) .. 2,656,640 $ 2,656,640
Total Repurchase Agreements (Cost $15,976,200) .............................
15,976,200
Total Short Term Investments (Cost $356,981,238 ) .............................
356,974,718
a
Total Investments (Cost $3,015,419,630) 104.2% ..............................
$3,941,405,209
TBA Sale Commitments (1.4)% ..............................................
(52,818,468)
Other Assets, less Liabilities (2.8)% .........................................
(107,794,708)
Net Assets 100.0% .........................................................
$3,780,792,033
a a a
x
TBA Sale Commitments (1.4)%
Mortgage-Backed Securities (1.4)%
Federal National Mortgage Association (FNMA) Fixed Rate (1.2)%
Uniform Mortgage-Backed Securities ,
3%, TBA, 4/25/56 .................................. United States (990,000) (869,707)
4%, TBA, 4/25/56 .................................. United States (280,000) (264,252)
4.5%, TBA, 4/25/56 ................................ United States (25,760,000) (24,724,692)
5.5%, TBA, 4/25/56 ................................ United States (16,500,000) (16,542,539)
6%, TBA, 4/25/56 .................................. United States (1,520,000) (1,549,616)
6.5%, TBA, 4/25/56 ................................ United States (1,300,000) (1,345,058)
(45,295,864)
Government National Mortgage Association (GNMA) Fixed Rate (0.2)%
GNMA II, Single-family, 30 Year ,
4%, 4/15/56 ...................................... United States (2,700,000) (2,529,600)
5.5%, 4/15/56 .................................... United States (2,950,000) (2,969,249)
6%, 4/15/56 ...................................... United States (1,990,000) (2,023,755)
(7,522,604)
Total TBA Sale Commitments (Proceeds $(53,072,126)) ........................
$(52,818,468)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $298,947,600, representing 7.9% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
e
See Note 8 regarding restricted securities.
f
Income may be received in additional securities and/or cash.
g
Perpetual security with no stated maturity date.
h
The coupon rate shown represents the rate at period end.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(e).
j
See Note 1(g) regarding senior floating rate interests.
k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts. See Note 1(f).
m
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
n
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
o
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
p
Security purchased on a to-be-announced (TBA) basis. See Note 1(e).
q
Security purchased on a when-issued basis. See Note 1(e).
r
The rate shown represents the yield at period end.
s
A portion or all of the security has been segregated as collateral for certain derivative contracts and TBA securities. At March 31, 2026, the aggregate value of these securi-
ties pledged amounted to $14,658,319, representing 0.4% of net assets.
t
See Note 3(g) regarding investments in affiliated management investment companies.
u
The rate shown is the annualized seven-day effective yield at period end.
v
The security is owned by Franklin Dynamic Asset Allocation Growth Ltd., a wholly-owned subsidiary of the Fund. See Note 1(h).
w
See Note 1(c) regarding joint repurchase agreement.
x
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1(e).

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

At March 31, 2026, the Fund had the following futures contracts outstanding. See Note 1 ( f ).
At March 31, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1 ( f ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Short 164 $ 23,789,020 6/19/26 $ 257,960
MSCI Emerging Markets Index .................. Long 9 654,570 6/19/26 (20,089)
Russell 2000 E-Mini Index ...................... Short 293 36,803,730 6/18/26 125,301
S&P 500 E-Mini Index ......................... Long 58 19,055,175 6/18/26 (2,628)
TOPIX Index ................................ Long 171 37,754,576 6/11/26 (1,084,552)
Interest rate contracts
Canada 10 Year Bonds ........................ Long 134 11,560,161 6/19/26 (206,454)
Euro-BTP .................................. Long 41 5,510,492 6/08/26 (189,313)
Euro-Bund ................................. Long 155 22,464,465 6/08/26 (435,082)
Euro-OAT .................................. Long 41 5,624,701 6/08/26 (145,301)
Japan 10 Year Bonds ......................... Long 28 22,990,328 6/15/26 (255,915)
Long Gilt ................................... Long 67 7,785,323 6/26/26 (393,011)
U.S. Treasury 10 Year Notes .................... Short 400 44,418,750 6/18/26 842,743
U.S. Treasury 10 Year Ultra Notes ................ Long 6 681,094 6/18/26 (15,245)
U.S. Treasury 2 Year Notes ..................... Long 503 104,344,992 6/30/26 (753,170)
U.S. Treasury 5 Year Notes ..................... Long 553 59,823,367 6/30/26 (873,058)
U.S. Treasury Long Bonds ..................... Long 347 39,514,625 6/18/26 (1,307,890)
U.S. Treasury Ultra Bonds ...................... Long 239 27,858,438 6/18/26 (955,167)
Total Futures Contracts ...................................................................... $(5,410,871)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Buy 1,026,200 685,635 4/15/26 $ 22,273 $ —
Australian Dollar .... BZWS Buy 694,700 464,147 4/15/26 15,081 —
Australian Dollar .... MSCO Buy 8,093,600 5,438,907 4/15/26 144,336 —
Australian Dollar .... MSCO Sell 6,366,000 4,467,109 4/15/26 75,624 —
Australian Dollar .... SSBT Sell 715,900 481,111 4/15/26 — (12,741)
Australian Dollar .... TDOM Buy 6,927,900 4,655,757 4/15/26 123,347 —
Australian Dollar .... TDOM Sell 266,500 185,540 4/15/26 1,699 —
Australian Dollar .... UBSW Buy 944,300 634,562 4/15/26 16,849 —
Australian Dollar .... WPAC Buy 659,000 440,291 4/15/26 14,310 —
Canadian Dollar .... BOFA Buy 89,551,900 65,635,759 4/15/26 — (1,223,754)
Canadian Dollar .... BOFA Sell 2,567,800 1,856,071 4/15/26 9,129 —
Canadian Dollar .... BZWS Sell 400 289 4/15/26 1 —
Canadian Dollar .... JPHQ Sell 1,600 1,156 4/15/26 6 —
Canadian Dollar .... MSCO Sell 763,100 562,398 4/15/26 13,523 —
Canadian Dollar .... SSBT Buy 262,700 193,917 4/15/26 — (4,964)
Canadian Dollar .... SSBT Sell 436,600 315,923 4/15/26 1,890 —
Canadian Dollar .... TDOM Sell 6,879,000 4,977,425 4/15/26 29,566 —
Canadian Dollar .... UBSW Sell 798,300 577,643 4/15/26 3,449 —
Israeli New Shekel .. BZWS Buy 647,900 205,821 4/15/26 378 —

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Israeli New Shekel .. CITI Buy 121,100 38,470 4/15/26 $ 71 $ —
Israeli New Shekel .. HSBK Buy 2,564,300 817,286 4/15/26 — (1,180)
Israeli New Shekel .. MSCO Buy 55,600 17,721 4/15/26 — (26)
Israeli New Shekel .. SSBT Buy 125,300 39,946 4/15/26 — (69)
Israeli New Shekel .. UBSW Buy 1,788,000 569,953 4/15/26 — (910)
Mexican Peso ...... BOFA Buy 7,856,200 433,264 4/15/26 4,590 —
Mexican Peso ...... BOFA Sell 2,714,100 156,936 4/15/26 5,670 —
Mexican Peso ...... BZWS Buy 1,143,800 63,076 4/15/26 672 —
Mexican Peso ...... GSCO Buy 19,693,300 1,086,116 4/15/26 11,461 —
Mexican Peso ...... MSCO Sell 1,251,100 69,350 4/15/26 — (378)
Mexican Peso ...... UBSW Buy 12,247,400 678,939 4/15/26 3,652 —
New Zealand Dollar . MSCO Buy 352,200 203,758 4/15/26 — (1,276)
South African Rand .. BOFA Buy 22,412,400 1,367,287 4/15/26 — (44,115)
South African Rand .. BOFA Sell 12,288,100 737,229 4/15/26 13,262 (1,491)
South African Rand .. BZWS Buy 2,379,000 143,515 4/15/26 — (3,065)
South African Rand .. CITI Sell 8,742,800 527,374 4/15/26 11,221 —
South African Rand .. GSCO Buy 2,105,400 130,207 4/15/26 — (5,909)
South African Rand .. GSCO Sell 6,752,600 410,251 4/15/26 11,594 —
South African Rand .. MSCO Sell 17,631,200 1,069,639 4/15/26 28,737 —
South African Rand .. SSBT Sell 21,332,100 1,287,134 4/15/26 27,739 —
South African Rand .. TDOM Buy 2,407,900 146,090 4/15/26 — (3,934)
South African Rand .. UBSW Sell 2,465,000 149,525 4/15/26 3,998 —
Chinese Yuan ...... CITI Sell 60,117,100 8,720,824 5/13/26 — (34,385)
Chinese Yuan ...... SSBT Buy 4,827,900 700,435 5/13/26 2,681 —
Hong Kong Dollar ... BOFA Buy 6,936,000 890,301 5/13/26 — (3,656)
Hong Kong Dollar ... BZWS Buy 1,404,400 180,228 5/13/26 — (701)
Hong Kong Dollar ... CITI Buy 9,456,100 1,213,425 5/13/26 — (4,630)
Hong Kong Dollar ... CITI Sell 7,490,300 959,890 5/13/26 2,387 —
Hong Kong Dollar ... GSCO Buy 33,844,500 4,343,186 5/13/26 — (16,764)
Hong Kong Dollar ... GSCO Sell 1,301,300 166,830 5/13/26 482 —
Hong Kong Dollar ... HSBK Buy 20,664,900 2,649,168 5/13/26 — (7,524)
Hong Kong Dollar ... HSBK Sell 66,493,000 8,529,851 5/13/26 29,893 —
Hong Kong Dollar ... JPHQ Buy 652,600 83,749 5/13/26 — (326)
Hong Kong Dollar ... MSCO Buy 5,798,600 744,148 5/13/26 — (2,899)
Hong Kong Dollar ... SSBT Buy 11,650,700 1,492,553 5/13/26 — (3,217)
Hong Kong Dollar ... SSBT Sell 26,594,200 3,413,269 5/13/26 13,671 —
Hong Kong Dollar ... TDOM Buy 2,504,700 321,639 5/13/26 — (1,457)
Hong Kong Dollar ... UBSW Sell 3,370,900 432,547 5/13/26 1,637 —
Japanese Yen ...... BOFA Buy 281,842,700 1,810,747 5/13/26 — (28,156)
Japanese Yen ...... BOFA Sell 43,161,000 281,892 5/13/26 8,908 —
Japanese Yen ...... BZWS Sell 115,618,100 742,778 5/13/26 11,520 —
Japanese Yen ...... CITI Sell 497,791,400 3,197,491 5/13/26 49,074 —
Japanese Yen ...... GSCO Buy 290,469,500 1,866,213 5/13/26 — (29,060)
Japanese Yen ...... GSCO Sell 73,880,700 465,164 5/13/26 — (2,114)
Japanese Yen ...... HSBK Buy 27,989,400 179,826 5/13/26 — (2,799)
Japanese Yen ...... HSBK Sell 306,648,800 1,990,192 5/13/26 50,708 —
Japanese Yen ...... MSCO Buy 1,826,196,700 11,694,972 5/13/26 1,265 (145,960)
Japanese Yen ...... MSCO Sell 40,525,700 255,838 5/13/26 — (478)
Japanese Yen ...... SSBT Sell 1,868,473,500 11,892,353 5/13/26 74,687 —
Japanese Yen ...... TDOM Buy 123,095,700 786,512 5/13/26 — (7,960)
Japanese Yen ...... TDOM Sell 81,920,900 526,234 5/13/26 8,103 —
Japanese Yen ...... UBSW Buy 176,089,200 1,132,924 5/13/26 — (19,200)
Japanese Yen ...... UBSW Sell 65,858,000 423,100 5/13/26 6,563 —
New Taiwan Dollar .. BZWS Sell 24,477,600 773,971 5/13/26 11,321 —
Singapore Dollar .... BZWS Buy 27,300 21,612 5/13/26 — (314)
Singapore Dollar .... HSBK Sell 515,300 407,926 5/13/26 5,916 —
Singapore Dollar .... MSCO Buy 525,400 415,961 5/13/26 — (6,072)

Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Singapore Dollar .... SSBT Buy 3,644,900 2,885,436 5/13/26 $ — $ (41,881)
Singapore Dollar .... UBSW Buy 8,700 6,887 5/13/26 — (99)
South Korean Won .. JPHQ Sell 1,217,286,700 834,781 5/13/26 24,666 —
Brazilian Real ...... BOFA Buy 1,005,700 186,933 6/17/26 3,944 —
Brazilian Real ...... GSCO Sell 1,459,200 271,277 6/17/26 — (5,673)
British Pound ...... BOFA Sell 2,655,400 3,515,152 6/17/26 1,277 —
British Pound ...... BZWS Buy 136,900 181,219 6/17/26 — (60)
British Pound ...... CITI Sell 19,188,600 25,400,997 6/17/26 8,834 —
British Pound ...... GSCO Sell 3,517,300 4,655,955 6/17/26 1,533 —
British Pound ...... HSBK Sell 645,400 858,379 6/17/26 4,325 —
British Pound ...... JPHQ Sell 432,600 576,626 6/17/26 4,169 —
British Pound ...... MSCO Sell 3,781,800 5,048,682 6/17/26 44,248 —
British Pound ...... SSBT Sell 3,888,100 5,171,286 6/17/26 26,186 —
British Pound ...... TDOM Buy 1,712,600 2,277,809 6/17/26 — (11,536)
British Pound ...... UBSW Sell 301,300 400,736 6/17/26 2,027 —
Danish Krone ...... BOFA Buy 12,305,100 1,894,696 6/17/26 16,759 —
Danish Krone ...... BZWS Buy 3,070,400 472,806 6/17/26 4,145 —
Danish Krone ...... CITI Sell 4,175,100 642,926 6/17/26 — (5,627)
Danish Krone ...... HSBK Buy 4,298,300 664,112 6/17/26 3,579 —
Danish Krone ...... JPHQ Buy 4,849,000 751,192 6/17/26 2,044 —
Danish Krone ...... MSCO Sell 37,917,100 5,871,811 6/17/26 — (18,172)
Danish Krone ...... SSBT Buy 406,900 62,870 6/17/26 337 —
Danish Krone ...... TDOM Buy 135,900 21,001 6/17/26 110 —
Euro ............. BOFA Buy 15,900 18,435 6/17/26 8 —
Euro ............. BOFA Sell 1,477,000 1,698,623 6/17/26 — (14,574)
Euro ............. BZWS Buy 2,445,400 2,810,889 6/17/26 25,570 —
Euro ............. CITI Sell 414,400 478,675 6/17/26 436 (2,431)
Euro ............. GSCO Sell 1,866,500 2,145,448 6/17/26 — (19,536)
Euro ............. HSBK Buy 530,000 611,308 6/17/26 3,447 —
Euro ............. HSBK Sell 481,900 556,427 6/17/26 — (2,537)
Euro ............. JPHQ Sell 1,084,600 1,254,426 6/17/26 — (3,620)
Euro ............. MSCO Buy 1,017,700 1,175,957 6/17/26 4,490 —
Euro ............. MSCO Sell 3,974,600 4,594,925 6/17/26 — (15,280)
Euro ............. SSBT Sell 2,392,200 2,757,475 6/17/26 — (17,277)
Euro ............. TDOM Sell 18,074,500 20,853,261 6/17/26 — (111,648)
Euro ............. UBSW Sell 193,400 223,072 6/17/26 — (1,255)
Euro ............. WPAC Sell 3,385,500 3,891,470 6/17/26 — (35,427)
Hungarian Forint .... BOFA Sell 69,389,500 200,760 6/17/26 — (6,807)
Hungarian Forint .... CITI Sell 125,566,500 363,271 6/17/26 — (12,339)
Hungarian Forint .... GSCO Sell 171,492,600 496,161 6/17/26 — (16,829)
Hungarian Forint .... SSBT Sell 73,560,400 214,509 6/17/26 — (5,534)
Hungarian Forint .... TDOM Sell 50,379,600 146,920 6/17/26 — (3,782)
Norwegian Krone ... CITI Buy 53,300 5,468 6/17/26 33 —
Norwegian Krone ... GSCO Buy 250,300 25,678 6/17/26 155 —
Norwegian Krone ... JPHQ Sell 10,324,500 1,067,273 6/17/26 1,700 —
Norwegian Krone ... MSCO Buy 7,924,300 819,112 6/17/26 — (1,260)
Polish Zloty ........ BOFA Buy 178,200 47,671 6/17/26 319 —
Polish Zloty ........ CITI Sell 1,211,600 324,075 6/17/26 — (2,219)
Polish Zloty ........ GSCO Sell 2,307,500 617,251 6/17/26 — (4,177)
Polish Zloty ........ HSBK Sell 396,700 106,591 6/17/26 — (243)
Polish Zloty ........ MSCO Buy 907,000 244,546 6/17/26 — (283)
Polish Zloty ........ SSBT Buy 1,611,500 433,053 6/17/26 937 —
Polish Zloty ........ UBSW Buy 745,400 200,293 6/17/26 449 —
Swedish Krona ..... BOFA Buy 1,089,700 116,244 6/17/26 — (688)
Swedish Krona ..... BZWS Buy 10,366,800 1,105,886 6/17/26 — (6,547)
Swedish Krona ..... CITI Buy 136,600 14,572 6/17/26 — (86)
Swedish Krona ..... GSCO Buy 339,600 36,227 6/17/26 — (214)

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Swedish Krona ..... HSBK Buy 22,644,800 2,432,087 6/17/26 $ — $ (30,736)
Swedish Krona ..... MSCO Buy 7,473,400 803,704 6/17/26 — (11,192)
Swedish Krona ..... SSBT Buy 6,402,100 687,570 6/17/26 — (8,664)
Swedish Krona ..... TDOM Buy 4,508,100 484,182 6/17/26 — (6,124)
Swiss Franc ....... BOFA Sell 460,900 589,379 6/17/26 8,096 —
Swiss Franc ....... BZWS Buy 54,000 69,061 6/17/26 — (957)
Swiss Franc ....... CITI Sell 320,300 409,588 6/17/26 5,628 —
Swiss Franc ....... GSCO Buy 182,800 233,784 6/17/26 — (3,238)
Swiss Franc ....... HSBK Sell 323,400 414,080 6/17/26 6,211 —
Swiss Franc ....... JPHQ Buy 116,900 150,009 6/17/26 — (2,575)
Swiss Franc ....... MSCO Sell 1,805,700 2,315,873 6/17/26 38,541 —
Swiss Franc ....... SSBT Buy 1,095,700 1,402,859 6/17/26 — (20,972)
Swiss Franc ....... UBSW Buy 1,605,800 2,056,048 6/17/26 — (30,828)
Total Forward Exchange Contracts ................................................... $1,117,147 $(2,104,411)
Net unrealized appreciation (depreciation) ............................................ $(987,264)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
At March 31, 2026, the Fund had the following credit default swap contracts outstanding. See Note 1(f) .
At March 31, 2026, the Fund had the following interest rate swap contracts outstanding. See Note 1 ( f ).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Buy Protection
c
Traded Index
iTraxx Europe
Main 45 .... (1.00)% Quarterly 6/20/31 3,200,000 EUR $ (51,982) $ (47,205) $ (4,777)
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.45 . 5.00% Quarterly 12/20/30 10,144,000 545,594 809,970 (264,376)
Non-
Investment
Grade
CDX.NA.IG.45 .. 1.00% Quarterly 12/20/30 154,720,000 2,793,559 3,520,165 (726,606)
Investment
Grade
CDX.NA.IG.46 .. 1.00% Quarterly 6/20/31 31,080,000 546,830 497,316 49,514
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $3,834,001 $4,780,246 $(946,245)
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 1,000 63 (62) 125
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 1,000 (63) 64 (127)
Investment
Grade
Total OTC Swap Contracts .............................................. $— $2 $(2)
Total Credit Default Swap Contracts .................................... $3,834,001 $ 4,780,248 $(946,247)
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.32% .... Annual 3/18/28 55,048,000 $ 342,694 $ (61,998) $ 404,692

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 3.3% ... Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/28 55,388,000 $ (366,128) $ 45,676 $ (411,804)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.47% .... Annual 3/18/31 42,794,000 306,734 (56,352) 363,086
Receive Fixed 3.45% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/31 18,418,000 (148,824) 106,912 (255,736)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.57% .... Annual 6/17/31 9,510,000 27,358 48,486 (21,128)
Receive Fixed 3.75% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/36 45,074,000 (440,570) 91,097 (531,667)
Receive Fixed 3.77% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/36 7,634,000 (61,912) 12,928 (74,840)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.82% .... Annual 6/17/36 1,296,000 6,054 6,054 —
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.12% .... Annual 3/18/56 475,000 1,139 3,542 (2,403)
Receive Fixed 4.1% ... Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/56 15,052,000 (87,951) 3,597 (91,548)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.07% .... Annual 6/17/56 1,093,000 12,608 4,953 7,655
Total Interest Rate Swap Contracts ................................. $(408,798) $ 204,895 $(613,693)
*
In U.S. dollars unless otherwise indicated.

Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
At March 31, 2026, the Fund had the following total return swap contracts outstanding. See Note 1(f).
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
a
GSIIPGDL Index
#
..................... 0% At Maturity GSCO 7/14/26 155,201,999 $ (3,572,018)
BCFTUSAL Index
#
.................... 0% At Maturity BZWS 3/11/27 115,667,899 (2,134,148)
Short
b
GSIIPGSS Index
#
..................... 0% At Maturity GSCO 7/14/26 142,765,571 6,117,352
IBOXIG Index ........................ 1-day SOFR Quarterly JPHQ 12/20/26 9,200,000 8,026
BCFTUSAS Index
#
.................... 0% At Maturity BZWS 3/11/27 115,439,344 3,470,243
Total Return Swap Contracts .................................................................... $3,889,455
*
In U.S. dollars unless otherwise indicated.
#
Represents a custom index comprised of a basket of underlying instruments. The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
a
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
b
The Fund receives a variable financing rate and pays the total return on the underlying instrument.
Common stocks Sector Shares Value
Percentage
value
A BASKET ( GSIIPGDL ) OF COMMON STOCKS
Chevron Corp. Energy 5,555 $ 1,149,250 0.76%
Idemitsu Kosan Co. Ltd. Energy 118,236 1,145,642 0.76%
Eni SpA Energy 39,827 1,140,328 0.75%
Endesa SA Utilities 26,995 1,122,211 0.74%
AT&T, Inc. Communication Services 37,382 1,083,691 0.72%
Iberdrola SA Utilities 46,029 1,047,169 0.69%
ConocoPhillips Energy 7,687 1,014,695 0.67%
Tokyo Gas Co. Ltd. Utilities 21,587 1,006,406 0.67%
BP plc Energy 125,710 1,005,088 0.67%
Altria Group, Inc. Consumer Staples 15,164 1,000,646 0.66%
PepsiCo, Inc. Consumer Staples 6,423 997,453 0.66%
Graco, Inc. Industrials 11,740 993,780 0.66%
NN Group NV Financials 12,673 979,194 0.65%
Lockheed Martin Corp. Industrials 1,594 963,222 0.64%
Telia Co. AB Communication Services 188,022 952,127 0.63%
George Weston Ltd. Consumer Staples 13,231 931,784 0.62%
Deutsche Telekom AG Communication Services 25,284 930,784 0.62%
Airbnb, Inc. Consumer Discretionary 7,337 926,498 0.61%
ENEOS Holdings, Inc. Energy 103,271 915,607 0.61%
VICI Properties, Inc. Real Estate 33,469 914,372 0.61%
WH Group Ltd. Consumer Staples 694,250 908,523 0.60%
Allegion plc Industrials 6,088 884,496 0.59%
Inpex Corp. Energy 29,886 878,779 0.58%
Sandvik AB Industrials 23,417 878,527 0.58%
Hartford Insurance Group, Inc. (The) Financials 6,462 873,919 0.58%
Colgate-Palmolive Co. Consumer Staples 10,116 862,200 0.57%
Veralto Corp. Industrials 9,705 858,079 0.57%
TotalEnergies SE Energy 9,065 845,122 0.56%
Power Assets Holdings Ltd. Utilities 104,780 815,897 0.54%
Secom Co. Ltd. Industrials 20,949 794,810 0.53%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Common stocks Sector Shares Value
Percentage
value
A BASKET (GSIIPGDL) OF COMMON STOCKS (continued)
Telenor ASA Communication Services 44,729 $ 781,988 0.52%
Holcim AG Materials 9,492 766,885 0.51%
SS&C Technologies Holdings, Inc. Industrials 11,260 760,824 0.50%
Automatic Data Processing, Inc. Industrials 3,703 752,445 0.50%
AMETEK, Inc. Industrials 3,495 749,167 0.50%
Chubu Electric Power Co., Inc. Utilities 45,301 735,222 0.49%
Bristol-Myers Squibb Co. Health Care 12,096 733,603 0.49%
Avery Dennison Corp. Materials 4,232 730,830 0.48%
Fortum OYJ Utilities 28,512 718,793 0.48%
Cie Financiere Richemont SA Consumer Discretionary 4,154 716,233 0.47%
Simon Property Group, Inc. Real Estate 3,823 713,023 0.47%
Eiffage SA Industrials 4,660 704,184 0.47%
QIAGEN NV Health Care 17,481 699,837 0.46%
National Grid plc Utilities 41,681 697,777 0.46%
E.ON SE Utilities 31,599 690,293 0.46%
Bouygues SA Industrials 12,058 686,447 0.45%
Exxon Mobil Corp. Energy 4,002 678,990 0.45%
Canadian Utilities Ltd. Utilities 19,263 674,427 0.45%
iA Financial Corp., Inc. Financials 6,093 674,009 0.45%
National Bank of Canada Financials 5,221 673,464 0.45%
A BASKET ( BCFTUSAL ) OF COMMON STOCKS
Valero Energy Corp. Energy 6,743 1,666,025 1.47%
Cheniere Energy, Inc. Energy 5,806 1,647,493 1.45%
Cirrus Logic, Inc. Information Technology 10,870 1,572,002 1.38%
Edison International Utilities 20,587 1,506,573 1.33%
GE Vernova , Inc. Industrials 1,712 1,494,380 1.31%
Regeneron Pharmaceuticals, Inc. Health Care 1,863 1,439,450 1.27%
Allison Transmission Holdings, Inc. Industrials 12,260 1,435,152 1.26%
Johnson Controls International plc Industrials 10,941 1,432,714 1.26%
Virtu Financial, Inc. Financials 32,220 1,417,026 1.25%
Exelixis , Inc. Health Care 32,993 1,415,056 1.25%
Freeport-McMoRan, Inc. Materials 24,073 1,414,989 1.25%
State Street Corp. Financials 10,987 1,390,509 1.22%
Curtiss-Wright Corp. Industrials 2,028 1,381,301 1.22%
Lam Research Corp. Information Technology 6,455 1,379,100 1.21%
Axis Capital Holdings Ltd. Financials 13,436 1,362,543 1.20%
General Motors Co. Consumer Discretionary 17,468 1,301,378 1.15%
MGIC Investment Corp. Financials 46,912 1,231,451 1.08%
NRG Energy, Inc. Utilities 8,320 1,215,816 1.07%
Natera , Inc. Health Care 6,074 1,214,692 1.07%
Unum Group Financials 16,610 1,213,007 1.07%
Spotify Technology SA Communication Services 2,501 1,212,873 1.07%
Affiliated Managers Group, Inc. Financials 4,344 1,202,121 1.06%
Arista Networks, Inc. Information Technology 9,766 1,199,088 1.06%
Cadence Design Systems, Inc. Information Technology 4,221 1,172,869 1.03%
AutoNation, Inc. Consumer Discretionary 5,837 1,139,760 1.00%
Synchrony Financial Financials 16,314 1,109,705 0.98%
Booking Holdings, Inc. Consumer Discretionary 252 1,059,993 0.93%
Toll Brothers, Inc. Consumer Discretionary 7,759 1,058,894 0.93%
American International Group, Inc. Financials 13,957 1,050,296 0.92%
Netflix, Inc. Communication Services 10,900 1,048,050 0.92%
QUALCOMM, Inc. Information Technology 8,013 1,031,886 0.91%
Textron, Inc. Industrials 11,384 996,802 0.88%
Manhattan Associates, Inc. Information Technology 7,292 970,724 0.85%
eBay, Inc. Consumer Discretionary 10,532 958,616 0.84%
Applied Materials, Inc. Information Technology 2,715 927,959 0.82%

Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTUSAL) OF COMMON STOCKS (continued)
Boyd Gaming Corp. Consumer Discretionary 11,287 $ 927,583 0.82%
Pegasystems, Inc. Information Technology 21,689 923,101 0.81%
Sandisk Corp. Information Technology 1,444 917,721 0.81%
Everpure , Inc. Information Technology 15,194 897,034 0.79%
Ventas, Inc. Real Estate 10,945 895,077 0.79%
Equitable Holdings, Inc. Financials 23,629 876,874 0.77%
Ciena Corp. Information Technology 2,231 865,997 0.76%
Ulta Beauty, Inc. Consumer Discretionary 1,596 834,314 0.73%
Millicom International Cellular SA Communication Services 11,123 833,548 0.73%
Hologic, Inc. Health Care 10,788 815,443 0.72%
Gap, Inc. (The) Consumer Discretionary 32,628 789,594 0.69%
Vornado Realty Trust Real Estate 29,781 774,015 0.68%
DoorDash , Inc. Consumer Discretionary 5,145 772,549 0.68%
MGM Resorts International Consumer Discretionary 20,265 750,009 0.66%
NVR, Inc. Consumer Discretionary 113 747,086 0.66%
A BASKET ( GSIIPGSS ) OF COMMON STOCKS
Aker BP ASA Energy 30,676 1,137,154 0.82%
Shell plc Energy 23,568 1,113,548 0.81%
Diamondback Energy, Inc. Energy 5,464 1,080,687 0.78%
Woodside Energy Group Ltd. Energy 44,467 1,067,469 0.77%
Entergy Corp. Utilities 9,422 1,058,604 0.77%
Canadian Natural Resources Ltd. Energy 21,348 1,038,058 0.75%
PPL Corp. Utilities 25,588 977,474 0.71%
Southern Co. (The) Utilities 10,119 976,719 0.71%
CenterPoint Energy, Inc. Utilities 22,619 976,255 0.71%
Orange SA Communication Services 47,340 964,080 0.70%
Walmart, Inc. Consumer Staples 7,737 961,556 0.70%
ONEOK, Inc. Energy 10,361 936,505 0.68%
Dominion Energy, Inc. Utilities 15,146 936,332 0.68%
Cellnex Telecom SA Communication Services 29,087 929,343 0.67%
American Water Works Co., Inc. Utilities 6,759 919,769 0.67%
Singapore Telecommunications Ltd. Communication Services 223,171 854,525 0.62%
Tourmaline Oil Corp. Energy 17,214 821,248 0.59%
Duke Energy Corp. Utilities 6,258 819,389 0.59%
Enbridge, Inc. Energy 15,112 816,613 0.59%
AvalonBay Communities, Inc. Real Estate 4,982 813,876 0.59%
Ferrovial SE Industrials 12,551 801,414 0.58%
Wilmar International Ltd. Consumer Staples 267,315 797,707 0.58%
Realty Income Corp. Real Estate 12,976 793,899 0.57%
Zurich Insurance Group AG Financials 1,136 793,622 0.57%
Waste Connections, Inc. Industrials 4,873 791,614 0.57%
Visa, Inc. Financials 2,613 789,617 0.57%
Starbucks Corp. Consumer Discretionary 8,665 776,301 0.56%
Swiss Life Holding AG Financials 716 770,721 0.56%
Ingersoll Rand, Inc. Industrials 9,263 742,131 0.54%
Hong Kong & China Gas Co. Ltd. Utilities 818,979 741,658 0.54%
Quanta Services, Inc. Industrials 1,350 741,006 0.54%
Equifax, Inc. Industrials 4,058 730,789 0.53%
Straumann Holding AG Health Care 7,100 724,508 0.52%
Heineken NV Consumer Staples 9,471 723,512 0.52%
International Paper Co. Materials 19,891 710,103 0.51%
Snam SpA Utilities 93,280 704,403 0.51%
Essity AB Consumer Staples 27,379 698,117 0.51%
Salmar ASA Consumer Staples 11,872 688,597 0.50%
Land Securities Group plc Real Estate 93,206 679,699 0.49%
Coca-Cola Co. (The) Consumer Staples 8,907 677,393 0.49%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Common stocks Sector Shares Value
Percentage
value
A BASKET (GSIIPGSS) OF COMMON STOCKS (continued)
British American Tobacco plc Consumer Staples 11,746 $ 677,028 0.49%
Emerson Electric Co. Industrials 5,166 676,869 0.49%
Pernod Ricard SA Consumer Staples 8,920 660,045 0.48%
Coca-Cola Europacific Partners plc Consumer Staples 7,275 659,623 0.48%
Xcel Energy, Inc. Utilities 8,142 646,838 0.47%
Swire Pacific Ltd. Industrials 59,110 643,482 0.47%
EQT AB Financials 21,215 638,046 0.46%
Hermes International SCA Consumer Discretionary 343 636,496 0.46%
AST SpaceMobile , Inc. Communication Services 7,669 635,555 0.46%
Old Dominion Freight Line, Inc. Industrials 3,243 633,666 0.46%
A BASKET ( BCFTUSAS ) OF COMMON STOCKS
Diamondback Energy, Inc. Energy 7,963 1,575,011 1.42%
Bunge Global SA Consumer Staples 12,258 1,559,232 1.40%
MKS, Inc. Information Technology 6,668 1,532,468 1.38%
Dell Technologies, Inc. Information Technology 9,303 1,526,866 1.37%
Monolithic Power Systems, Inc. Information Technology 1,305 1,426,974 1.28%
DT Midstream, Inc. Energy 10,397 1,400,198 1.26%
Coherent Corp. Information Technology 5,771 1,374,718 1.24%
Roivant Sciences Ltd. Health Care 49,311 1,365,917 1.23%
Lumentum Holdings, Inc. Information Technology 1,891 1,329,017 1.20%
Micron Technology, Inc. Information Technology 3,740 1,263,507 1.14%
Kinsale Capital Group, Inc. Financials 3,696 1,262,807 1.14%
Royal Gold, Inc. Materials 4,960 1,262,151 1.14%
Entegris , Inc. Information Technology 10,722 1,257,037 1.13%
Royal Caribbean Cruises Ltd. Consumer Discretionary 4,410 1,213,624 1.09%
BWX Technologies, Inc. Industrials 5,639 1,153,082 1.04%
Albemarle Corp. Materials 6,389 1,146,990 1.03%
Oracle Corp. Information Technology 7,609 1,119,411 1.01%
Ross Stores, Inc. Consumer Discretionary 5,162 1,118,148 1.01%
Take-Two Interactive Software, Inc. Communication Services 5,590 1,104,088 0.99%
Synopsys, Inc. Information Technology 2,691 1,066,890 0.96%
Loar Holdings, Inc. Industrials 18,202 1,042,783 0.94%
Jack Henry & Associates, Inc. Financials 6,517 1,030,003 0.93%
CH Robinson Worldwide, Inc. Industrials 5,955 988,868 0.89%
Marriott International, Inc. Consumer Discretionary 3,011 984,786 0.89%
Texas Instruments, Inc. Information Technology 5,047 979,755 0.88%
Lithia Motors, Inc. Consumer Discretionary 3,905 975,213 0.88%
Domino's Pizza, Inc. Consumer Discretionary 2,662 954,940 0.86%
Norwegian Cruise Line Holdings Ltd. Consumer Discretionary 50,624 946,674 0.85%
Blue Owl Capital, Inc. Financials 103,311 943,231 0.85%
Tyler Technologies, Inc. Information Technology 2,727 933,686 0.84%
RPM International, Inc. Materials 8,966 891,228 0.80%
Quanta Services, Inc. Industrials 1,600 878,174 0.79%
Brown & Brown, Inc. Financials 13,446 876,825 0.79%
Expand Energy Corp. Energy 7,775 853,565 0.77%
NU Holdings Ltd. Financials 58,762 844,412 0.76%
Somnigroup International, Inc. Consumer Discretionary 11,258 832,182 0.75%
Aurora Innovation, Inc. Information Technology 199,629 822,471 0.74%
Gen Digital, Inc. Information Technology 43,394 817,108 0.74%
SoFi Technologies, Inc. Financials 50,837 807,298 0.73%
Watsco , Inc. Industrials 2,218 806,761 0.73%
Liberty Broadband Corp. Communication Services 15,700 789,693 0.71%
Healthcare Realty Trust, Inc. Real Estate 45,510 773,209 0.70%
LPL Financial Holdings, Inc. Financials 2,532 761,832 0.69%
Stanley Black & Decker, Inc. Industrials 10,321 733,429 0.66%
Toast, Inc. Financials 27,651 733,037 0.66%

Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
See Note  10  regarding other derivative information.
See A bbreviations on page 108 .
Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTUSAS) OF COMMON STOCKS (continued)
Strategy, Inc. Information Technology 5,785 $ 721,921 0.65%
Ovintiv , Inc. Energy 11,927 707,966 0.64%
Equifax, Inc. Industrials 3,928 707,386 0.64%
nVent Electric plc Industrials 5,925 700,830 0.63%
PTC, Inc. Information Technology 4,918 700,829 0.63%

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
March 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Putnam
Dynamic Asset
Allocation
Growth Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,760,272,491
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 239,170,939
Cost - Unaffiliated repurchase agreements ...................................................... 15,976,200
Value - Unaffiliated issuers .................................................................. $3,686,258,070
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 239,170,939
Value - Unaffiliated repurchase agreements ...................................................... 15,976,200
Cash .................................................................................... 3,206,829
Receivables:
Investment securities sold ................................................................... 1,451,135
Receivable for sales of TBA securities (Note 1 e ) .................................................. 53,268,806
Capital shares sold ........................................................................ 6,475,939
Dividends and interest ..................................................................... 12,884,346
European Union tax reclaims (Note 1 i ) ......................................................... 1,453,418
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 5,520,971
Variation margin on centrally cleared swap contracts ............................................... 501,800
OTC swap contracts (upfront payments) .......................................................... 64
Unrealized appreciation on OTC forward exchange contracts .......................................... 1,117,147
Unrealized appreciation on OTC swap contracts .................................................... 9,595,746
Prepaid expenses .......................................................................... 225,488
Total assets .......................................................................... 4,037,106,898
Liabilities:
Payables:
Investment securities purchased .............................................................. 7,160,121
Payable for purchases of TBA securities (Note 1 e ) ................................................ 156,236,633
Capital shares redeemed ................................................................... 24,248,412
Management fees ......................................................................... 1,853,680
Administrative fees ........................................................................ 9,737
Distribution fees .......................................................................... 510,537
Transfer agent fees ........................................................................ 486,193
Trustees' fees and expenses ................................................................. 275,414
Variation margin on futures contracts ........................................................... 2,275,268
Deposits from brokers for:
OTC derivative contracts .................................................................. 2,359,206
OTC swap contracts (upfront receipts) ........................................................... 62
Unrealized depreciation on OTC swap contracts .................................................... 5,706,293
Unrealized depreciation on OTC forward exchange contracts .......................................... 2,104,411
TBA sale commitments, at value (proceeds $53,072,126) (Note 1e) .................................... 52,818,468
Deferred taxes on unrealized appreciation ........................................................ 20,278
Unrealized depreciation on unfunded loan commitments (Note 9 ) ....................................... 210
Collateral on certain derivative contracts, at value (Note 1 f ) ........................................... 20,091
Accrued expenses and other liabilities ........................................................... 229,851
Total liabilities ......................................................................... 256,314,865
Net assets, at value ................................................................. $3,780,792,033
Net assets consist of:
Paid-in capital ............................................................................. $2,885,980,814
Total distributable earnings (losses) ............................................................. 894,811,219
Net assets, at value ................................................................. $3,780,792,033

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
(continued)
March 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Putnam
Dynamic Asset
Allocation
Growth Fund
Class A:
Net assets, at value ....................................................................... $1,882,873,738
Shares outstanding ........................................................................ 88,859,743
Net asset value per share
a,b
.................................................................. $21.19
Maximum offering price per share (net asset value per share ÷ 94.25%)
b
................................ $22.48
Class C:
Net assets, at value ....................................................................... $109,699,706
Shares outstanding ........................................................................ 5,754,251
Net asset value and maximum offering price per share
a,b
............................................ $19.06
Class P:
Net assets, at value ....................................................................... $932,890,570
Shares outstanding ........................................................................ 43,192,303
Net asset value and maximum offering price per share
b
............................................. $21.60
Class R:
Net assets, at value ....................................................................... $19,104,459
Shares outstanding ........................................................................ 934,583
Net asset value and maximum offering price per share
b
............................................. $20.44
Class R5:
Net assets, at value ....................................................................... $92,732
Shares outstanding ........................................................................ 4,134
Net asset value and maximum offering price per share
b
............................................. $22.43
Class R6:
Net assets, at value ....................................................................... $391,497,281
Shares outstanding ........................................................................ 18,096,377
Net asset value and maximum offering price per share
b
............................................. $21.63
Class Y:
Net assets, at value ....................................................................... $444,633,547
Shares outstanding ........................................................................ 20,601,284
Net asset value and maximum offering price per share
b
............................................. $21.58
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Operations
for the six months ended March 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Putnam
Dynamic Asset
Allocation
Growth Fund
Investment income:
Dividends: (net of foreign taxes of $738,243)
Unaffiliated issuers ........................................................................ $19,251,903
Non-controlled affiliates (Note 3 g ) ............................................................. 2,217,881
Interest:
Unaffiliated issuers ........................................................................ 10,172,980
Other income (Note 1 i ) ....................................................................... 431,850
Total investment income ................................................................... 32,074,614
Expenses:
Management fees (Note 3 a ) ................................................................... 9,078,492
Administrative fees (Note 3 b ) .................................................................. 24,514
Distribution fees: (Note 3c )
    Class A ................................................................................ 2,444,710
    Class C ................................................................................ 577,837
    Class R ................................................................................ 43,972
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 931,408
    Class C ................................................................................ 55,083
    Class P ................................................................................ 12,538
    Class R ................................................................................ 8,328
    Class R5 ............................................................................... 55
    Class R6 ............................................................................... 99,343
    Class Y ................................................................................ 206,871
Custodian fees ............................................................................. 52,210
Reports to shareholders fees .................................................................. 64,728
Registration and filing fees .................................................................... 53,519
Professional fees ........................................................................... 216,049
Trustees' fees and expenses (Note 3f) ........................................................... 50,482
Organization costs (Note 1k) .................................................................. 2,530
Interest expense ........................................................................... 1,907
Other .................................................................................... 76,923
Total expenses ......................................................................... 14,001,499
Expense reductions (Note 4 ) ............................................................... (70,318)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (49,379)
Net expenses ......................................................................... 13,881,802
Net investment income ................................................................ 18,192,812

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Operations
(continued)
for the six months ended March 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Putnam
Dynamic Asset
Allocation
Growth Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $71,637)
Unaffiliated issuers ...................................................................... 80,799,857
Foreign currency transactions ................................................................ (78,406)
Forward exchange contracts ................................................................. 935,801
Futures contracts ......................................................................... 7,266,784
TBA sale commitments ..................................................................... 15,636
Swap contracts ........................................................................... 2,705,167
Net realized gain (loss) .................................................................. 91,644,839
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (110,778,643)
Translation of other assets and liabilities denominated in foreign currencies .............................. (62,482)
Unfunded loan commitments (Note 9 ) .......................................................... (210)
Forward exchange contracts ................................................................. (1,280,644)
Futures contracts ......................................................................... (5,211,131)
TBA sale commitments ..................................................................... 197,216
Swap contracts ........................................................................... 854,604
Change in deferred taxes on unrealized appreciation ............................................... 571,504
Net change in unrealized appreciation (depreciation) ............................................ (115,709,786)
Net realized and unrealized gain (loss) ............................................................ (24,064,947)
Net increase (decrease) in net assets resulting from operations .......................................... $(5,872,135)

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Putnam Dynamic Asset Allocation Growth Fund
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025*
Increase (decrease) in net assets:
Operations:
Net investment income .............................................. $18,192,812 $36,503,402
Net realized gain (loss) .............................................. 91,644,839 129,266,222
Net change in unrealized appreciation (depreciation) ........................ (115,709,786) 227,056,957
Net increase (decrease) in net assets resulting from operations ............. (5,872,135) 392,826,581
Distributions to shareholders:
Class A .......................................................... (125,618,541) (179,413,226)
Class C .......................................................... (7,409,541) (13,180,514)
Class P .......................................................... (6,020,623) (6,492,298)
Class R .......................................................... (1,133,629) (1,339,288)
Class R5 ......................................................... (4,844) (1,868)
Class R6 ......................................................... (26,369,706) (36,600,037)
Class Y .......................................................... (28,678,568) (30,037,953)
Total distributions to shareholders ....................................... (195,235,452) (267,065,184)
Capital share transactions: (Note 2 )
Class A .......................................................... 19,439,648 42,962,154
Class C .......................................................... (2,537,686) (20,042,439)
Class P .......................................................... 895,267,731 25,523,719
Class R .......................................................... 5,011,057 990,295
Class R5 ......................................................... 30,577 47,560
Class R6 ......................................................... 24,859,031 9,289,381
Class Y .......................................................... 67,050,385 90,413,517
Total capital share transactions ......................................... 1,009,120,743 149,184,187
Net increase (decrease) in net assets ................................ 808,013,156 274,945,584
Net assets:
Beginning of period .................................................. 2,972,778,877 2,697,833,293
End of period ....................................................... $3,780,792,033 $2,972,778,877
*
I ncludes the consolidated operations of Franklin Dynamic Asset Allocation Growth Ltd. from July 7, 2025 through September 30, 2025. See Note 1(h).

Putnam Asset Allocation Funds

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Semiannual Report
Notes to Consolidated Financial Statements (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
1. Organization and Significant Accounting Policies
Putnam Asset Allocation Funds (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of four separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
Dynamic Asset Allocation Growth Fund (Fund) is included in
this report. The Fund offers seven classes of shares: Class
A, Class C, Class P, Class R, Class R5, Class R6 and Class
Y. Class C shares automatically convert to Class A shares on a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
On March 26, 2026, the Trust's Board of Trustees approved
a proposal to change the name of the Fund to Franklin
Dynamic Asset Allocation Growth Fund, effective July 15,
2026.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Dynamic Asset Allocation Growth Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At March 31, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Dynamic Asset Allocation Growth Fund
(continued)
accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Consolidated Schedule of
Investments, had been entered into on March 31, 2026.
d. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
e. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date. Collateral has been pledged and/or received for open TBA trades.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
f. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Dynamic Asset Allocation Growth Fund
(continued)
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Consolidated Statement
of Assets and Liabilities. Realized gain and loss and
unrealized appreciation and depreciation on these contracts
for the period are included in the Consolidated Statement of
Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early
termination by the counterparty may result in an immediate
payment by the Fund of any net liability owed to that
counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to commodity
price, interest rate and equity price risk. A futures contract is an agreement between the Fund and a counterparty to
buy or sell an asset at a specified price on a future date.
Required initial margins are pledged by the Fund, and the
daily change in fair value is accounted for as a variation
margin payable or receivable in the Consolidated Statement
of Assets and Liabilities. Futures contracts outstanding at
period end, if any, are listed in the Fund's Consolidated
Schedule of Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end,
if any, are listed in the Fund's Consolidated Schedule of
Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
1. Organization and Significant Accounting Policies
(continued)
f. Derivative Financial Instruments
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Putnam Dynamic Asset Allocation Growth Fund
(continued)
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement
of Assets and Liabilities. Over the term of the contract,
the buyer pays the seller a periodic stream of payments,
provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or
depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected
in the Consolidated Statement of Assets and Liabilities and
represent compensating factors between stated terms of
the credit default swap agreement and prevailing market
conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term
of the contract as a realized gain or loss in the Consolidated
Statement of Operations. Credit default swap contracts
outstanding at period end, if any, are listed in the Fund's
Consolidated Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund,
and the daily change in fair value is accounted for as a
variation margin payable or receivable in the Consolidated
Statement of Assets and Liabilities. Over the term of the
contract, contractually required payments to be paid and to
be received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made,
at which time they are realized. Interest rate swap contracts outstanding at period end, if any, are listed in the Fund's
Consolidated Schedule of Investments.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to equity price
and credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty
to exchange a return linked to an underlying instrument for
a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund's Consolidated
Schedule of Investments.
See Note 10  regarding other derivative information.
g. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
h. Investments in Franklin Dynamic Asset Allocation
Growth Ltd. (FT Subsidiary)
The Fund invests in certain financial instruments or
commodity-linked derivative investments through its
investments in FT Subsidiary. FT Subsidiary is a Cayman
Islands exempted company with limited liability, is a wholly-
owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative
investments consistent with the investment objective of the
Fund. For tax purposes, the Fund is required to increase
its taxable income by its share of the FT Subsidiary’s
income. Net losses incurred by the FT Subsidiary cannot
offset income earned by the Fund and cannot be carried
back or forward by the FT Subsidiary to offset income from
1. Organization and Significant Accounting Policies
(continued)
f. Derivative Financial Instruments
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Putnam Dynamic Asset Allocation Growth Fund
(continued)
prior or future years. At March 31, 2026, FT Subsidiary’s
investments, as well as any other assets and liabilities of FT
Subsidiary are reflected in the Fund’s Consolidated Schedule of Investments and Consolidated Statement of Assets and
Liabilities. All intercompany transactions and balances have been eliminated. At March 31, 2026, the net assets of FT
Subsidiary were $14,093,478, representing 0.37% of the
Fund's consolidated net assets. The Fund’s investment in FT
Subsidiary is limited to 25% of consolidated assets.
i. Income and Deferred Taxes
It is the  Fund 's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Consolidated
Statement of Assets and Liabilities and dividend income
in the Consolidated Statement of Operations. In many
cases, however, the Fund may not receive such amounts
for an extended period of time, depending on the country of
investment. When a capital gain tax is determined to apply,
the Fund records an estimated deferred tax liability in an
amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Consolidated
Statement of Operations and any related receivable, if
any, is reflected as European Union tax reclaims in the
Consolidated  Statement of Assets and Liabilities. Any
fees associated with these filings are reflected in other
expenses in the Consolidated Statement of Operations.
When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are
reflected in the consolidated financial statements. For U.S.
income tax purposes, EU reclaims received by the Fund, if
any, reduce the amount of foreign taxes Fund shareholders
can use as tax deductions or credits on their income tax
returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2026, the Fund has
determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Fund’s federal and state income and federal
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
j. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
1. Organization and Significant Accounting Policies
(continued)
h. Investments in Franklin Dynamic Asset Allocation
Growth Ltd. (FT Subsidiary)
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Putnam Dynamic Asset Allocation Growth Fund
(continued)
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
k. Organization Costs
Organization costs were expensed as incurred.
l. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
m. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At March 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
March 31, 2026
Year Ended
September 30, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,994,345 $44,074,145 4,213,605 $86,116,693
Shares issued in reinvestment of distributions .......... 5,649,184 121,965,590 8,983,735 174,284,467
Shares redeemed ............................... (6,612,373) (146,600,087) (10,633,884) (217,439,006)
Net increase (decrease) .......................... 1,031,156 $19,439,648 2,563,456 $42,962,154
Class C Shares:
Shares sold ................................... 482,645 $9,601,134 968,556 $17,964,513
Shares issued in reinvestment of distributions .......... 377,420 7,344,594 744,515 13,118,357
Shares redeemed
a
.............................. (977,035) (19,483,414) (2,750,968) (51,125,309)
Net increase (decrease) .......................... (116,970) $(2,537,686) (1,037,897) $(20,042,439)
1. Organization and Significant Accounting Policies
(continued)
j. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Putnam Dynamic Asset Allocation Growth Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
March 31, 2026
Year Ended
September 30, 2025
Shares Amount Shares Amount
Class P Shares:
Shares sold ................................... 41,208,682 $932,404,135 1,873,351 $39,494,983
Shares issued in reinvestment of distributions .......... 274,045 6,020,623 328,890 6,492,298
Shares redeemed ............................... (1,972,367) (43,157,027) (969,741) (20,463,562)
Net increase (decrease) .......................... 39,510,360 $895,267,731 1,232,500 $25,523,719
Class R Shares:
Shares sold ................................... 252,140 $5,411,694 195,890 $3,867,575
Shares issued in reinvestment of distributions .......... 54,219 1,129,926 69,954 1,315,144
Shares redeemed ............................... (71,673) (1,530,563) (213,425) (4,192,424)
Net increase (decrease) .......................... 234,686 $5,011,057 52,419 $990,295
Class R5 Shares:
Shares sold ................................... 1,113 $25,874 2,147 $46,012
Shares issued in reinvestment of distributions .......... 212 4,844 91 1,868
Shares redeemed ............................... (6) (141) (16) (320)
Net increase (decrease) .......................... 1,319 $30,577 2,222 $47,560
Class R6 Shares:
Shares sold ................................... 1,580,478 $35,598,519 2,769,253 $57,762,390
Shares issued in reinvestment of distributions .......... 1,168,956 25,740,420 1,813,007 35,825,020
Shares redeemed ............................... (1,623,342) (36,479,908) (4,077,939) (84,298,029)
Net increase (decrease) .......................... 1,126,092 $24,859,031 504,321 $9,289,381
Class Y Shares:
Shares sold ................................... 4,729,546 $106,750,448 8,778,954 $184,778,666
Shares issued in reinvestment of distributions .......... 1,278,942 28,098,352 1,480,589 29,212,011
Shares redeemed ............................... (3,024,367) (67,798,415) (5,945,640) (123,577,160)
Net increase (decrease) .......................... 2,984,121 $67,050,385 4,313,903 $90,413,517
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Advisory Company, LLC (PAC) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Putnam Dynamic Asset Allocation Growth Fund
(continued)
a. Management Fees
The Fund and FT Subsidiary pay Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended March 31, 2026, the annualized gross effective investment management fee rate was 0.571% of the
Fund’s average daily net assets.
Management fees paid by the Fund were reduced on assets invested in FT Subsidiary, in an amount equal to the management fees paid by FT Subsidiary.
Under a subadvisory agreement, Putnam Management provides portfolio management and certain other advisory and related services to the Fund or FT Subsidiary. With respect to the portfolio management services, Advisers pays a fee to Putnam
Management based on the average net asset value of the Fund and with respect to the other advisory and related services,
Advisers pays a fee to Putnam Management based on the costs of Putnam Management in providing these services to the
Fund or FT Subsidiary. These fees are not an additional expense to the Fund or FT Subsidiary.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund or FT Subsidiary. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund or FT
Subsidiary.
Under a subadvisory agreement, PAC provides subadvisory services to the Fund or FT Subsidiary. The subadvisory fee is paid by Advisers based on the average net assets managed by PAC, and is not an additional expense of the Fund or FT
Subsidiary.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund and FT Subsidiary. The fee is paid by Advisers based on the Fund's and FT Subsidiary's average daily net assets, and is not an additional expense of the
Fund or FT Subsidiary.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
Annualized Fee Rate Net Assets
0.750% of the first $5 billion,
0.700% of the next $5 billion,
0.650% of the next $10 billion,
0.600% of the next $10 billion,
0.550% of the next $50 billion,
0.530% of the next $50 billion,
0.520% of the next $100 billion and
0.515% of any excess thereafter.
3. Transactions with Affiliates
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Putnam Dynamic Asset Allocation Growth Fund
(continued)
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class P shares paid a monthly fee based on the average net assets of Class P shares at an annual rate of 0.01%.
Class R5 shares paid a monthly fee based on the average net assets of Class R5 shares at an annual rate of 0.15%.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $99,015
CDSC retained .............................................................................. $7,720
3. Transactions with Affiliates
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Putnam Dynamic Asset Allocation Growth Fund
(continued)
in the Consolidated Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Consolidated Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any
Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the period ended March 31, 2026, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through January 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended March 31, 2026, the fees were reduced as noted in the Consolidated Statement of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Dynamic Asset Allocation Growth Fund
Non-Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 3.489% . $— $19,565,267 $(5,533,975) $— $— $14,031,292 14,031,292 $144,988
Putnam Short Term Investment
Fund, Class P, 3.821% ...... 94,625,401 484,638,486 (354,124,240) — — 225,139,647 225,139,647 2,072,893
Total Affiliated Securities ... $94,625,401 $504,203,753 $(359,658,215) $— $— $239,170,939 $2,217,881
3. Transactions with Affiliates
(continued)
f. Trustee Fees
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Putnam Dynamic Asset Allocation Growth Fund
(continued)
5. Income Taxes
At March 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, wash sales, passive foreign investment company shares, tax straddles and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2026, aggregated
$1,880,307,875 and $1,329,040,978, respectively.
7. Defaulted Securities
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At March 31,
2026, the value of this security represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Consolidated Schedule of Investments.
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At March 31, 2026, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Cost of investments .......................................................................... $3,076,832,057
Unrealized appreciation ........................................................................ $1,020,103,437
Unrealized depreciation ........................................................................ (207,432,230)
Net unrealized appreciation (depreciation) .......................................................... $812,671,207
Shares Issuer
Acquisition
Date Cost Value
Putnam Dynamic Asset Allocation Growth Fund
3,923 Pfizer, Inc., CVR, 3/31/32 ...................... 11/14/25 $ 19,223 $ 19,223
Total Restricted Securities (Value is 0.0%
†
of Net Assets) .............. $19,223 $19,223
†
Rounds to less than 0.1% of net assets.

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Dynamic Asset Allocation Growth Fund
(continued)
9. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations. Funded portions of credit agreements are presented in the
Consolidated Schedule of Investments.
At March 31, 2026, unfunded commitments were as follows:
10. Other Derivative Information
At March 31, 2026, investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as
follows:
Borrower Unfunded Commitment
First Eagle Holdings, Inc. $ 33,542
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Putnam Dynamic Asset Allocation Growth Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 842,743
a
Variation margin on futures
contracts
$ 5,529,606
a
Variation margin on centrally
cleared swap contracts
775,433
a
Variation margin on centrally
cleared swap contracts
1,389,126
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
1,117,147 Unrealized depreciation on OTC
forward exchange contracts
2,104,411
Credit contracts ............
Variation margin on centrally
cleared swap contracts
49,514
a
Variation margin on centrally
cleared swap contracts
995,759
a
OTC swap contracts (upfront
payments)
64 OTC swap contracts (upfront
receipts)
62
Unrealized appreciation on OTC
swap contracts
8,151 Unrealized depreciation on OTC
swap contracts
127
Equity contracts ...........
Variation margin on futures
contracts
383,261
a
Variation margin on futures
contracts
1,107,269
a
Unrealized appreciation on OTC
swap contracts
9,587,595 Unrealized depreciation on OTC
swap contracts
5,706,166
Total .................... $12,763,908 $16,832,526
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Consolidated Schedule of
Investments. Only the variation margin receivable/payable at period end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
Putnam Dynamic Asset Allocation Growth Fund
(continued)
For the period ended March 31, 2026, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:
For the period ended March 31, 2026, the average month end notional amount of futures contracts and swap contracts represented $516,872,814 and $738,141,248, respectively. The average month end contract value of forward exchange contracts was $202,145,286.
At March 31, 2026, the Fund's OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Consolidated Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam Dynamic Asset Allocation Growth Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $6,509,577 Futures contracts $(5,706,827)
Swap contracts (923,404) Swap contracts (267,910)
Foreign exchange contracts .....
Forward exchange contracts 935,801 Forward exchange contracts (1,280,644)
Credit contracts ...............
Swap contracts 1,079,360 Swap contracts (1,271,896)
Equity contracts ..............
Futures contracts (1,969,406) Futures contracts 260,712
Swap contracts 2,549,211 Swap contracts 2,394,410
Commodity contracts ..........
Futures contracts 2,726,613 Futures contracts 234,984
Total ....................... $10,907,752 $(5,637,171)
Gross Amounts of
Assets and Liabilities Presented
in the Consolidated Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam Dynamic Asset Allocation Growth Fund
Forward Exchange Contracts ............................. $ 1,117,147 $ 2,104,411
Swap Contracts ....................................... 9,595,810 5,706,355
Total ............................................. $10,712,957 $7,810,766
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and
Liabilities.
10. Other Derivative Information
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
Putnam Dynamic Asset Allocation Growth Fund
(continued)
At March 31, 2026, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Consolidated Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Consolidated
Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Putnam Dynamic Asset Allocation Growth Fund
Counterparty
BOFA .................... $ 94,299 $ (94,299) $ — $ — $ —
BZWS ................... 3,538,931 (2,145,792) — (1,393,139) —
CITI ..................... 77,809 (61,779) — (16,030) —
GSCO ................... 6,142,577 (3,675,532) — (310,034) 2,157,011
HSBK ................... 104,079 (45,019) (20,091) — 38,969
JPHQ ................... 40,611 (6,521) — — 34,090
MSCO ................... 350,764 (203,276) — (110,000) 37,488
SSBT .................... 148,128 (115,319) — (32,809) —
TDOM ................... 162,825 (146,441) — (16,384) —
UBSW ................... 38,624 (38,624) — — —
WPAC ................... 14,310 (14,310) — — —
Total ................... $10,712,957 $(6,546,912) $(20,091) $(1,878,396) $2,267,558
$ 1
a
At March 31, 2026, the Fund received U.S Treasury Bills, Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
10. Other Derivative Information
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
Putnam Dynamic Asset Allocation Growth Fund
(continued)
At March 31, 2026, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(f) regarding derivative financial instruments.
See Abbreviations on page 108 .
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended March 31, 2026, the Fund did not use the Global Credit Facility.
Amounts Not Offset in the
Consolidated Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Consolidated
Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
a,b
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam Dynamic Asset Allocation Growth Fund
Counterparty
BOFA .................... $ 1,323,368 $ (94,299) $ (1,229,069) $ — $ —
BZWS ................... 2,145,792 (2,145,792) — — —
CITI ..................... 61,779 (61,779) — — —
GSCO ................... 3,675,532 (3,675,532) — — —
HSBK ................... 45,019 (45,019) — — —
JPHQ ................... 6,521 (6,521) — — —
MSCO ................... 203,276 (203,276) — — —
SSBT .................... 115,319 (115,319) — — —
TDOM ................... 146,441 (146,441) — — —
UBSW ................... 52,292 (38,624) — — 13,668
WPAC ................... 35,427 (14,310) — — 21,117
Total ................... $7,810,766 $(6,546,912) $(1,229,069) $— $34,785
a
See the accompanying Consolidated Schedule of Investments for securities pledged as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
10. Other Derivative Information
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Dynamic Asset Allocation Growth Fund
(continued)
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Growth Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 61,250,551 $ 19,090,540 $ — $ 80,341,091
Air Freight & Logistics ................... 13,416,450 — — 13,416,450
Automobile Components ................. 3,389,520 2,692,401 — 6,081,921
Automobiles .......................... 51,858,649 6,479,104 — 58,337,753
Banks ............................... 90,440,566 102,718,113 — 193,158,679
Beverages ........................... 34,508,540 2,152,114 — 36,660,654
Biotechnology ......................... 69,743,948 381,090 — 70,125,038
Broadline Retail ....................... 83,597,985 14,006,187 — 97,604,172
Building Products ...................... 13,717,120 3,293,977 — 17,011,097
Capital Markets ........................ 82,954,674 22,470,643 — 105,425,317
Chemicals ........................... 43,469,710 4,095,635 — 47,565,345
Commercial Services & Supplies ........... 3,668,617 — — 3,668,617
Communications Equipment .............. 35,822,795 1,559,039 — 37,381,834
Construction & Engineering ............... 6,205,905 10,781,669 — 16,987,574
Construction Materials .................. 11,088,226 7,945,138 — 19,033,364
Consumer Finance ..................... 19,877,427 — — 19,877,427
Consumer Staples Distribution & Retail ...... 44,650,539 2,024,151 — 46,674,690
Containers & Packaging ................. 6,150,304 — — 6,150,304
Distributors ........................... 402,740 — — 402,740
Diversified Consumer Services ............ 4,637,423 — — 4,637,423
Diversified REITs ...................... 301,463 — — 301,463
Diversified Telecommunication Services ..... 21,941,636 8,071,847 — 30,013,483
Electric Utilities ........................ 37,645,666 13,421,955 — 51,067,621
Electrical Equipment .................... 40,761,165 29,859,677 — 70,620,842
Electronic Equipment, Instruments &
Components ........................ 5,731,017 2,389,700 — 8,120,717
Energy Equipment & Services ............. 20,472,161 — — 20,472,161
Entertainment ......................... 39,689,051 5,322,052 — 45,011,103
Financial Services ...................... 68,077,830 9,368,963 — 77,446,793
Food Products ........................ 6,035,826 8,466,335 — 14,502,161
Gas Utilities .......................... 2,558,989 1,332,819 — 3,891,808
Ground Transportation .................. 12,882,610 — — 12,882,610
Health Care Equipment & Supplies ......... 34,484,473 11,032,509 — 45,516,982
Health Care Providers & Services .......... 28,963,080 2,848,910 — 31,811,990
Health Care REITs ..................... 2,793,949 — — 2,793,949

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Growth Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Health Care Technology ................. $ 12,999,335 $ — $ — $ 12,999,335
Hotel & Resort REITs ................... 1,068,552 — — 1,068,552
Hotels, Restaurants & Leisure ............. 38,289,710 9,178,885 — 47,468,595
Household Durables .................... 14,364,999 4,120,609 — 18,485,608
Household Products .................... 27,633,551 4,023,739 — 31,657,290
Independent Power and Renewable Electricity
Producers .......................... 2,427,303 8,034,900 — 10,462,203
Industrial Conglomerates ................ 12,324,361 11,780,533 — 24,104,894
Industrial REITs ....................... 5,679,066 — — 5,679,066
Insurance ............................ 43,870,815 29,381,317 — 73,252,132
Interactive Media & Services .............. 165,189,282 13,203,113 — 178,392,395
IT Services ........................... 12,692,985 1,895,118 — 14,588,103
Leisure Products ....................... 2,159,734 2,758,152 — 4,917,886
Life Sciences Tools & Services ............ 12,307,735 5,920,307 — 18,228,042
Machinery ............................ 49,866,488 13,284,696 — 63,151,184
Marine Transportation ................... 1,000,854 1,475,562 — 2,476,416
Media ............................... 4,026,132 583,279 — 4,609,411
Metals & Mining ....................... 12,563,361 35,220,637 — 47,783,998
Mortgage Real Estate Investment Trusts
(REITs) ............................ 1,648,773 — — 1,648,773
Multi-Utilities .......................... 8,872,945 3,045,334 — 11,918,279
Office REITs .......................... 2,764,344 — — 2,764,344
Oil, Gas & Consumable Fuels ............. 65,380,331 42,810,264 — 108,190,595
Paper & Forest Products ................. 138,589 — — 138,589
Passenger Airlines ..................... 12,797,498 7,396,514 — 20,194,012
Personal Care Products ................. — 4,673,335 — 4,673,335
Pharmaceuticals ....................... 81,242,532 59,307,885 — 140,550,417
Professional Services ................... 7,388,301 2,317,922 — 9,706,223
Real Estate Management & Development .... 8,100,066 1,645,290 — 9,745,356
Residential REITs ...................... 8,580,815 — — 8,580,815
Retail REITs .......................... 10,832,673 — — 10,832,673
Semiconductors & Semiconductor Equipment . 286,232,479 75,352,913 — 361,585,392
Software ............................. 161,724,456 5,871,142 — 167,595,598
Specialized REITs ...................... 15,359,829 — — 15,359,829
Specialty Retail ........................ 12,779,038 1,866,180 — 14,645,218
Technology Hardware, Storage & Peripherals . 148,562,621 20,967,238 — 169,529,859
Textiles, Apparel & Luxury Goods .......... 2,135,677 4,169,049 — 6,304,726
Tobacco ............................. 23,118,666 9,124,925 — 32,243,591
Trading Companies & Distributors .......... 6,269,547 8,658,770 — 14,928,317
Transportation Infrastructure .............. 915,655 3,361,410 — 4,277,065
Water Utilities ......................... 4,174,551 — — 4,174,551
Wireless Telecommunication Services ....... 9,093,098 16,456,786 — 25,549,884
Management Investment Companies ......... 12,554,451 — — 12,554,451
Convertible Preferred Stocks ................ 673,148 — — 673,148
Preferred Stocks :
Banks ............................... 4,637,662 — — 4,637,662
Technology Hardware, Storage & Peripherals . — 2,422,273 — 2,422,273
Rights ................................. — — 38,263 38,263
Convertible Bonds ....................... — 1,134,237 — 1,134,237
Corporate Bonds ........................ — 253,706,582 — 253,706,582
Senior Floating Rate Interests ............... — 12,366,056 — 12,366,056
Foreign Government and Agency Securities .... — 13,630,081 — 13,630,081
U.S. Government and Agency Securities ....... — 20,091 — 20,091
12. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
Putnam Dynamic Asset Allocation Growth Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
13. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the consolidated financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Consolidated
Statement of Assets and Liabilities and the Consolidated Statement of Operations, along with the related notes to the consolidated financial statements. The Consolidated Schedule of Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Consolidated Financial Highlights.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the consolidated financial statements.
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Growth Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Asset-Backed Securities ................... $ — $ 28,680,775 $ — $ 28,680,775
Commercial Mortgage-Backed Securities ...... — 19,183,072 — 19,183,072
Mortgage-Backed Securities ................ — 198,314,024 — 198,314,024
Residential Mortgage-Backed Securities ....... — 15,482,164 — 15,482,164
Agency Commercial Mortgage-Backed Securities — 20,289,059 — 20,289,059
Municipal Bonds ......................... — 1,840,829 — 1,840,829
Short Term Investments ................... 239,235,276 117,739,442 — 356,974,718
Total Investments in Securities ........... $2,556,867,889 $1,384,499,057
b
$38,263 $3,941,405,209
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,117,147 $— $1,117,147
Futures Contracts ....................... 1,226,004 — — 1,226,004
Swap Contracts ......................... — 10,420,693 — 10,420,693
Total Other Financial Instruments ......... $1,226,004 $11,537,840 $— $12,763,844
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 52,818,468 $ — $ 52,818,468
Forward Exchange Contracts ............... — 2,104,411 — 2,104,411
Futures Contracts ........................ 6,636,875 — — 6,636,875
Swap Contracts ......................... — 8,091,178 — 8,091,178
Unfunded Loan Commitments ............... — 210 — 210
Total Other Financial Instruments ......... $6,636,875 $63,014,267 $— $69,651,142
a
For detailed categories, see the accompanying Consolidated Schedule of Investments.
b
Includes foreign securities valued at $702,060,666, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
12. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
EUR
Euro
GBP
British Pound
HKD
Hong Kong Dollar
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
ADR
American Depositary Receipt
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CVR
Contingent Value Right
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
IO
Interest Only
NATL
National Reinsurance Corp.
PIK
Payment-In-Kind
PJSC
Public Joint Stock Company
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.68%

Putnam Asset Allocation Funds

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Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the consolidated financial statements included herein.
Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38952-SFSOI 05/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Asset Allocation Funds

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	May 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	May 29, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	May 29, 2026